UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09121

JNL Variable Fund LLC
(Exact Name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End:  December 31

Date of Reporting Period:  January 1, 2010 – June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders.

GO GREEN. IT'S ONLY NATURAL.

AVOID RECEIVING PAPER DOCUMENTS.

COMPLETE THIS PRE-PAID POSTAGE CARD AND DROP IT IN THE MAIL TODAY.

☐ I (We) consent to receive by electronic delivery the following documents during the duration of my Contract(s), including: prospectuses and prospectus supplements, periodic and immediate confirmations, quarterly statements, annual and semi-annual reports, proxy and other voting materials, correspondence, and other documents from Jackson National Life Insurance Company® and any future disclosure materials.

This consent will continue unless and until revoked, and will cover delivery to you by e-mail or by notice to you of a document's availability on Jackson®'s website. Certain types of correspondence may continue to be delivered by U.S. mail for compliance reasons. Registration on Jackson's website (www.jackson.com) is required for electronic delivery of Contract-related correspondence. To view and download material electronically, you must have a computer with Internet access, an active e-mail account, and Adobe Acrobat Reader. If you don't have Adobe Acrobat Reader, you can download it free from www.adobe.com.

Fold Here

Please write legibly. If any parts of this form are illegible, the entry will be disqualified.

E-mail address: ______________________________

I (We) will notify Jackson of any change to this e-mail address.

Name: ______________________________

Address: ______________________________

City: ______________ State: ______________ Zip: __________

Policy Number (optional) ______________________________

Phone Number (optional) ______________________________

Signature: ______________________________

We may need to notify you of a document's availability through e-mail. You may request paper copies, whether or not you consent or revoke your consent for electronic delivery, at any time and at no charge. There is no charge for electronic delivery, although you may incur the costs of Internet access and of such computer, and related hardware and software, as may be necessary for you to receive, process, and retain electronic documents and communications from Jackson. Please ensure that you have provided Jackson with a current e-mail address. To notify Jackson of any changes to this e-mail address, revoke your consent to electronic delivery or request paper copies, call the Jackson Service Center at 800/644-4565 or visit www.jackson.com. Even if you have given Jackson consent, we are not required to make electronic delivery and we have the right to deliver any document or communication in paper form. Electronic delivery may not be available on all policies. This consent will need to be supplemented by specific electronic consent upon receipt of any of these means of electronic delivery or notice of availability.

Tape Here

VADV6413BRC 06/10

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2010

- **JNL® Series Trust**
- **JNL Variable Fund LLC**

This report is for the general information of qualified and non-qualified plan participants, as well as contract/policy owners of the Perspective℠, Perspective II®, Perspective Advisors℠, Perspective Advisors II℠, Perspective℠ L Series, Perspective Rewards®, Curiangard℠, Perspective Advantage℠, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson Advisor℠ VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York) and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

JACKSON®

JACKSON®
LONG-TERM SMART®

NO POSTAGE
NECESSARY
IF MAILED
IN THE
UNITED STATES

BUSINESS REPLY MAIL
FIRST-CLASS MAIL PERMIT NO. 600 LANSING, MI

POSTAGE WILL BE PAID BY ADDRESSEE

JACKSON
PO BOX 24068
LANSING MI 48909-9979

President’s Letter to Shareholders
Dear Fellow Investor,

Enclosed is the semi-annual report for the JNL Series Trust and JNL Variable Fund LLC for the six months ended June 30, 2010.

The year began on a positive note, with investors driving both the Dow Jones Industrial Average (“Dow”) and the S&P 500® Index (“S&P”) up 1.5% on the first day of trading in 2010. Market momentum continued through most of January until concerns surfaced from the systemic crisis of Dubai and Greece. Regardless of these issues, the market regained its footing and strengthened by the end of the first quarter.  During the second quarter, however, growing fears over the European debt crisis along with signs of a slowing economic recovery triggered a significant increase in market volatility. After rallying to a high in late April, the stock market fell into a correction. The Dow and S&P both fell by double-digit percentages during the second quarter, and ended the first half down 6.3% and 7.7%, respectively, from the beginning of the year. World markets fared even worse during the first half of 2010, with the MSCI World Index of 24 developed countries falling 9.8%.

Though the pace of recovery slowed, the nation’s economy continued to recover during the first quarter of the year. According to information released in the second quarter of 2010, gross domestic product increased at an annual growth rate of 2.7%, compared to 5.6% during the fourth quarter of 2009.2

The economy produced positive job growth in each of the first five months of the year, but lost 125,000 jobs in June as the assignments of temporary census workers ended.1 Despite the reduction in jobs, the unemployment rate decreased to 9.5% in June from 9.7% in May, as more workers became discouraged and dropped out of the labor market.1 In June the number of long-term unemployed, defined as individuals out of work for 27 weeks or longer, remained at its highest peak since the government began collecting such data shortly after the Great Depression.1

During the first half of the year, the U.S. housing market continued to struggle. Although home sales were temporarily boosted by the homebuyer tax credit, once it expired, sales of new homes fell to an all-time low in May. The government reported that factory orders also fell 1.4% in May for the first time in nine months. This was the largest drop since March 2009, when major stock indexes hit a 12-year low.

Consumer spending increased each month throughout the first quarter, but remained unchanged in April from the previous month and grew by only 0.2% in May.2 In June, the Conference Board’s Consumer Confidence Index plunged 10 points, its second-largest decline within the past year, indicating that consumers remain concerned with the state of the job market and economy.

In the face of economic hardships, a portfolio with broad diversification can help mitigate the impact of this market volatility. Jackson National Life Insurance Company® (“Jackson®”) provides one of the broadest selections of investments in the industry with 98 options, including access to alternative investments, disciplined strategies and asset allocation portfolios. In May 2010, Jackson added six portfolios that provide investment opportunities with American Funds Insurance Series®, offering even more choices to help you and your financial representative build a diverse portfolio that matches your risk tolerance, and assist you in achieving your long-term financial goals.

Thank you for choosing Jackson for your investment needs.
Mark D. Nerud
President and Chief Executive Officer
JNL Series Trust
JNL Variable Fund LLC

1 U.S. Department of Labor Bureau of Labor Statistics
2 U.S Commerce Department

JNL Variable Fund LLC (Unaudited)
Schedules of Investments (in thousands)
June 30, 2010
	Shares/Par	Value

JNL/Mellon Capital Management Dow(SM) 10 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 10.5%
McDonald’s Corp.	489	$32,209

CONSUMER STAPLES - 20.2%
Coca-Cola Co.	615	30,832
Kraft Foods Inc. - Class A	1,111	31,095
		61,927
ENERGY - 9.4%
Chevron Corp.	424	28,764

HEALTH CARE - 29.5%
Johnson & Johnson	517	30,552
Merck & Co. Inc.	908	31,765
Pfizer Inc.	1,953	27,856
		90,173
MATERIALS - 9.7%
EI Du Pont de Nemours & Co. (b)	857	29,642

TELECOMMUNICATION SERVICES - 20.3%
AT&T Inc.	1,270	30,724
Verizon Communications Inc.	1,116	31,282
		62,006

Total Common Stocks (cost $353,341)		304,721

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	596	25

Total Non-U.S. Government Agency Asset-Backed Securities (cost $596)		25

SHORT TERM INVESTMENTS - 6.0%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.06% (a) (f)	237	237

Securities Lending Collateral - 5.9%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (f)	17,301	17,301
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	670	670
		17,971

Total Short Term Investments (cost $18,208)		18,208

Total Investments - 105.6% (cost $372,145)		322,954
Other Assets and Liabilities, Net - (5.6%)		(17,225)
Total Net Assets - 100%		$305,729

JNL/Mellon Capital Management S&P® 10 Fund
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 9.4%
Ford Motor Co. (c)	2,237	$22,551

FINANCIALS - 49.5%
AFLAC Inc.	509	21,717
Capital One Financial Corp. (b)	647	26,083
Fifth Third Bancorp	2,012	24,724
Hartford Financial Services Group Inc.	1,016	22,491
Prudential Financial Inc.	447	23,978
		118,993
HEALTH CARE - 10.8%
Express Scripts Inc. (c)	551	25,906

INDUSTRIALS - 11.6%
Cummins Inc.	430	27,986

MATERIALS - 18.8%
Dow Chemical Co.	922	21,872
International Paper Co.	1,036	23,444
		45,316

Total Common Stocks (cost $286,434)		240,752

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$340	14

Total Non-U.S. Government Agency Asset-Backed Securities (cost $340)		14

SHORT TERM INVESTMENTS - 3.5%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.06% (a) (f)	86	86

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	8,286	8,286
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	64	64
		8,350

Total Short Term Investments (cost $8,436)		8,436

Total Investments - 103.6% (cost $295,210)		249,202
Other Assets and Liabilities, Net - (3.6%)		(8,597)
Total Net Assets - 100%		240,605

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 98.7%
CONSUMER STAPLES - 6.7%
Kraft Foods Inc. - Class A (b)	1,117	$31,289

ENERGY - 6.9%
China Petroleum & Chemical Corp.	39,594	31,938

FINANCIALS - 38.9%
Bank of China Ltd.	59,845	30,192
BOC Hong Kong Holdings Ltd.	13,950	31,771
China Construction Bank Corp.	38,071	30,648
Industrial & Commercial Bank of China	41,642	30,268
Man Group Plc	8,329	27,610
RSA Insurance Group Plc	17,053	30,253
		180,742
HEALTH CARE - 12.8%
Merck & Co. Inc.	910	31,829
Pfizer Inc.	1,958	27,928
		59,757
INDUSTRIALS - 6.0%
BAE Systems Plc	5,967	27,768

TELECOMMUNICATION SERVICES - 27.4%
AT&T Inc.	1,278	30,904
BT Group Plc	17,850	34,456
Verizon Communications Inc.	1,119	31,345
Vodafone Group Plc	14,759	30,411
		127,116

Total Common Stocks (cost $493,280)		458,610

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$1,328	56

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,328)		56

SHORT TERM INVESTMENTS - 1.2%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.06% (a) (f)	1,112	1,112

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	3,532	3,532
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	926	926
		4,458

Total Short Term Investments (cost $5,570)		5,570

Total Investments - 99.9% (cost $500,178)		464,236
Other Assets and Liabilities, Net - 0.1%		236
Total Net Assets - 100%		$464,472

JNL/Mellon Capital Management Nasdaq® 25 Fund
COMMON STOCKS - 100.6%
CONSUMER DISCRETIONARY - 31.7%
Bed Bath & Beyond Inc. (c)	121	$4,475
DirecTV - Class A (c)	363	12,323
Expedia Inc.	123	2,302
Garmin Ltd. (b)	94	2,736
Liberty Media Corp. - Interactive (c)	259	2,718
Sears Holdings Corp. (b) (c)	54	3,482
Staples Inc.	333	6,345
Starbucks Corp.	281	6,834
Urban Outfitters Inc. (c)	76	2,605
		43,820
CONSUMER STAPLES - 6.9%
Costco Wholesale Corp.	174	9,556

HEALTH CARE - 13.9%
Express Scripts Inc. (c)	219	10,306
Life Technologies Corp. (c)	81	3,848
Mylan Inc. (b) (c)	142	2,426
Warner Chilcott Plc (c)	116	2,644
		19,224
INDUSTRIALS - 2.5%
Fastenal Co. (b)	68	3,400

INFORMATION TECHNOLOGY - 42.7%
Adobe Systems Inc. (c)	245	6,467
Apple Inc. (c)	67	16,865
CA Inc.	234	4,302
Check Point Software Technologies Ltd. (c)	93	2,747
Citrix Systems Inc. (c)	85	3,610
eBay Inc. (c)	516	10,116
FLIR Systems Inc. (c)	70	2,032
Maxim Integrated Products Inc.	138	2,317
Microsoft Corp.	463	10,662
		59,118
TELECOMMUNICATION SERVICES - 2.9%
Millicom International Cellular SA	49	3,998

Total Common Stocks (cost $148,122)		139,116

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$130	6

Total Non-U.S. Government Agency Asset-Backed Securities (cost $130)		6

SHORT TERM INVESTMENTS - 8.3%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.06% (a) (f)	707	707

Securities Lending Collateral - 7.8%
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	9,778	9,778
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	1,022	1,022
		10,800

Total Short Term Investments (cost $11,507)		11,507

Total Investments - 108.9% (cost $159,759)		150,629
Other Assets and Liabilities, Net - (8.9%)		(12,317)
Total Net Assets - 100%		$138,312

JNL/Mellon Capital Management Value Line® 30 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 38.7%
Dress Barn Inc. (c)	282	$6,720
Expedia Inc.	1,019	19,131
Guess? Inc.	358	11,187
J Crew Group Inc. (c)	245	9,016
Jo-Ann Stores Inc. (c)	168	6,315
Polo Ralph Lauren Corp.	219	15,954
Priceline.com Inc. (b) (c)	170	29,984
Starbucks Corp. (b)	2,652	64,436
TRW Automotive Holdings Corp. (c)	456	12,565
Tupperware Brands Corp.	245	9,756
Urban Outfitters Inc. (c)	652	22,409
Valassis Communications Inc. (c)	334	10,583
		218,056
CONSUMER STAPLES - 2.5%
NBTY Inc. (c)	240	8,163
Nu Skin Enterprises Inc.	242	6,033
		14,196
ENERGY - 4.5%
Newfield Exploration Co. (b) (c)	514	25,121

FINANCIALS - 11.1%
AFLAC Inc.	1,320	56,328
Cash America International Inc.	175	6,005
		62,333
HEALTH CARE - 3.2%
Catalyst Health Solutions Inc. (c)	172	5,921
Medicis Pharmaceutical Corp.	229	5,020
Sirona Dental Systems Inc. (c)	212	7,390
		18,331
INFORMATION TECHNOLOGY - 31.5%
Blue Coat Systems Inc. (b) (c)	215	4,385
Cognizant Technology Solutions Corp. (c)	1,138	56,959
F5 Networks Inc. (c)	307	21,038
Marvell Technology Group Ltd. (c)	2,413	38,033
Micron Technology Inc. (c)	3,284	27,880
Unisys Corp. (c)	164	3,029
Western Digital Corp. (c)	871	26,272
		177,596
MATERIALS - 4.7%
Lubrizol Corp.	264	21,200
NewMarket Corp.	59	5,123
		26,323
TELECOMMUNICATION SERVICES - 3.7%
NII Holdings Inc. - Class B (c)	643	20,921

Total Common Stocks (cost $634,639)		562,877

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$722	31

Total Non-U.S. Government Agency Asset-Backed Securities (cost $722)		31

SHORT TERM INVESTMENTS - 3.3%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.06% (a) (f)	2,554	2,554
Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	11,877	11,877
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	4,055	4,055
		15,932

Total Short Term Investments (cost $18,486)		18,486

Total Investments - 103.2% (cost $653,847)		581,394
Other Assets and Liabilities, Net - (3.2%)		(18,208)
Total Net Assets - 100%		$563,186

JNL/Mellon Capital Management Dow(SM) Dividend Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 4.1%
Leggett & Platt Inc.	467	$9,363

CONSUMER STAPLES - 4.3%
Kraft Foods Inc. - Class A	350	9,809

FINANCIALS - 27.7%
Allstate Corp.	317	9,107
BB&T Corp. (b)	375	9,874
Cincinnati Financial Corp.	363	9,388
First Niagara Financial Group Inc.	685	8,578
FirstMerit Corp.	473	8,100
New York Community Bancorp Inc.	656	10,020
People’s United Financial Inc.	566	7,641
		62,708
HEALTH CARE - 4.0%
Merck & Co. Inc.	259	9,046

MATERIALS - 8.3%
RPM International Inc.	465	8,296
Valspar Corp.	351	10,566
		18,862
TELECOMMUNICATION SERVICES - 3.6%
AT&T Inc.	340	8,219

UTILITIES - 47.6%
American Electric Power Co. Inc.	274	8,841
DTE Energy Co.	218	9,963
Edison International	274	8,685
NextEra Energy Inc.	180	8,791
Nicor Inc.	226	9,160
NiSource Inc.	619	8,977
Northeast Utilities	369	9,408
PG&E Corp.	213	8,766
Pinnacle West Capital Corp.	260	9,465
Public Service Enterprise Group Inc.	286	8,972
SCANA Corp.	253	9,036
Sempra Energy	169	7,898
		107,962

Total Common Stocks (cost $239,976)		225,969

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$1,413	60

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,413)		60

SHORT TERM INVESTMENTS - 3.1%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.06% (a) (f)	220	220

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	2,076	2,076
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	4,661	4,661
		6,737

Total Short Term Investments (cost $6,957)		6,957

Total Investments - 102.7% (cost $248,346)		232,986
Other Assets and Liabilities, Net - (2.7%)		(6,190)
Total Net Assets - 100%		$226,796

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 14.3%
Coach Inc.	260	$9,491
Scripps Networks Interactive Inc.	229	9,221
TJX Cos. Inc.	259	10,886
		29,598
CONSUMER STAPLES - 12.9%
Colgate-Palmolive Co.	115	9,095
Lorillard Inc.	118	8,512
Philip Morris International Inc.	197	9,024
		26,631
ENERGY - 11.6%
FMC Technologies Inc. (c)	164	8,638
National Oilwell Varco Inc.	214	7,069
Peabody Energy Corp.	210	8,211
		23,918
FINANCIALS - 11.7%
Franklin Resources Inc.	89	7,709
Plum Creek Timber Co. Inc. (b)	251	8,675
T. Rowe Price Group Inc.	178	7,909
		24,293
HEALTH CARE - 11.9%
Baxter International Inc.	161	6,528
Medco Health Solutions Inc. (c)	148	8,177
Waters Corp. (c)	153	9,905
		24,610
INDUSTRIALS - 12.0%
Dun & Bradstreet Corp.	112	7,497
Flowserve Corp.	100	8,510
United Technologies Corp.	137	8,872
		24,879
INFORMATION TECHNOLOGY - 12.0%
Google Inc. - Class A (c)	15	6,764
International Business Machines Corp.	72	8,949
Teradata Corp. (c)	302	9,199
		24,912
UTILITIES - 13.2%
Public Service Enterprise Group Inc.	285	8,939
Questar Corp.	228	10,377
Sempra Energy	169	7,930
		27,246

Total Common Stocks (cost $228,029)		206,087

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$25	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $25)		1

SHORT TERM INVESTMENTS - 2.7%
Mutual Funds - 1.6%
JNL Money Market Fund, 0.06% (a) (f)	3,340	3,340

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	2,350	2,350

Total Short Term Investments (cost $5,690)		5,690

Total Investments - 102.3% (cost $233,744)		211,778
Other Assets and Liabilities, Net - (2.3%)		(4,777)
Total Net Assets - 100%		$207,001

JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 19.1%
Cinemark Holdings Inc.	1,039	$13,665
Foot Locker Inc.	1,258	15,873
Genuine Parts Co.	443	17,488
H&R Block Inc.	1,053	16,527
Thomson Reuters Corp.	527	18,874
		82,427
CONSUMER STAPLES - 25.9%
Campbell Soup Co.	542	19,430
Clorox Co.	302	18,764
ConAgra Foods Inc.	760	17,722
HJ Heinz Co.	418	18,066
Sara Lee Corp.	1,374	19,367
Sysco Corp.	642	18,334
		111,683
ENERGY - 8.1%
Enbridge Inc.	388	18,101
Nordic American Tanker Shipping Ltd. (b)	607	17,043
		35,144
HEALTH CARE - 4.0%
Abbott Laboratories	365	17,094

INDUSTRIALS - 8.4%
Waste Management Inc.	551	17,254
Watsco Inc.	329	19,068
		36,322
INFORMATION TECHNOLOGY - 3.7%
Diebold Inc.	590	16,089

MATERIALS - 26.5%
Bemis Co. Inc.	642	17,325
Huntsman Corp.	1,519	13,171
MeadWestvaco Corp.	724	16,062
Olin Corp.	922	16,683
PPG Industries Inc.	279	16,864
RPM International Inc.	894	15,953
Sonoco Products Co.	600	18,274
		114,332
TELECOMMUNICATION SERVICES - 4.3%
Rogers Communications Inc.	568	18,618

Total Common Stocks (cost $472,578)		431,709

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$1,744	74

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,744)		74

SHORT TERM INVESTMENTS - 3.7%
Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (f)	14,731	14,731
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	1,245	1,245

Total Short Term Investments (cost $15,976)		15,976

Total Investments - 103.7% (cost $490,299)		447,759
Other Assets and Liabilities, Net - (3.7%)		(15,831)
Total Net Assets - 100%		$431,928

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 18.0%
99 Cents Only Stores (c)	203	$2,999
Arbitron Inc.	77	1,975
BJ’s Restaurants Inc. (c)	79	1,867
Blue Nile Inc. (b) (c)	42	1,998
Cabela’s Inc. - Class A (b) (c)	199	2,808
Citi Trends Inc. (c)	42	1,396
Cracker Barrel Old Country Store Inc.	67	3,100
Genesco Inc. (c)	70	1,831
Grand Canyon Education Inc. (c)	134	3,145
hhgregg Inc. (c)	113	2,633
Iconix Brand Group Inc. (c)	208	2,993
Jos. A. Bank Clothiers Inc. (c)	54	2,910
K12 Inc. (b) (c)	87	1,936
Lincoln Educational Services Corp. (c)	84	1,731
National Presto Industries Inc.	20	1,865
Peets Coffee & Tea Inc. (c)	38	1,509
PetMed Express Inc. (b)	67	1,194
PF Chang’s China Bistro Inc. (b)	68	2,692
Under Armour Inc. - Class A (b) (c)	110	3,649
Volcom Inc. (c)	70	1,306
		45,537
CONSUMER STAPLES - 6.3%
Cal-Maine Foods Inc. (b)	62	1,980
Diamond Foods Inc.	62	2,545
TreeHouse Foods Inc. (b) (c)	102	4,649
United Natural Foods Inc. (c)	126	3,772
Universal Corp.	72	2,853
		15,799
ENERGY - 4.3%
Bristow Group Inc. (c)	104	3,072
Helix Energy Solutions Group Inc. (c)	304	3,277
World Fuel Services Corp.	174	4,505
		10,854
FINANCIALS - 13.9%
Acadia Realty Trust	116	1,955
Bank of the Ozarks Inc. (b)	49	1,746
BlackRock Kelso Capital Corp. (b)	166	1,635
CVB Financial Corp. (b)	312	2,965
Delphi Financial Group Inc.	141	3,432
EZCORP Inc. - Class A (c)	134	2,489
First Financial Bancorp	168	2,509
Healthcare Realty Trust Inc.	179	3,943
Horace Mann Educators Corp.	114	1,743
Kilroy Realty Corp.	126	3,746
Mid-America Apartment Communities Inc.	85	4,397
Sovran Self Storage Inc.	81	2,784
Teton Advisors Inc. - Class A (c)	1	6
Texas Capital Bancshares Inc. (c)	106	1,737
		35,087
HEALTH CARE - 16.3%
Abaxis Inc. (c)	64	1,371
Amedisys Inc. (b) (c)	83	3,634
American Medical Systems Holdings Inc. (c)	220	4,870
Conceptus Inc. (c)	90	1,409
Conmed Corp. (c)	86	1,602
Gentiva Health Services Inc. (c)	87	2,353
Hanger Orthopedic Group Inc. (c)	94	1,685
HMS Holdings Corp. (c)	79	4,287
Invacare Corp.	91	1,879
LHC Group Inc. (b) (c)	54	1,491
NuVasive Inc. (b) (c)	114	4,054
PSS World Medical Inc. (c)	172	3,639
Questcor Pharmaceuticals Inc. (c)	180	1,833
Quidel Corp. (c)	83	1,053
RehabCare Group Inc. (c)	71	1,553
SonoSite Inc. (c)	43	1,168
Universal American Corp. (c)	216	3,117
		40,998
INDUSTRIALS - 13.9%
AAR Corp. (c)	114	1,912
Aegean Marine Petroleum Network Inc.	138	2,753
A-Power Energy Generation Systems Ltd. (b) (c)	130	929
AZZ Inc.	36	1,310
China Fire & Security Group Inc. (b) (c)	80	737
Forward Air Corp.	84	2,290
Genco Shipping & Trading Ltd. (b) (c)	94	1,410
Hawaiian Holdings Inc. (c)	154	794
Healthcare Services Group Inc.	128	2,431
Hexcel Corp. (c)	284	4,400
II-VI Inc. (c)	89	2,645
Middleby Corp. (c)	55	2,900
Moog Inc. - Class A (c)	121	3,884
Orion Marine Group Inc. (c)	78	1,102
Triumph Group Inc.	48	3,231
Tutor Perini Corp. (c)	144	2,369
		35,097
INFORMATION TECHNOLOGY - 21.1%
ADTRAN Inc.	181	4,935
Ariba Inc. (c)	261	4,161
Art Technology Group Inc. (c)	449	1,534
Blackbaud Inc.	131	2,847
China Security & Surveillance Technology Inc. (b) (c)	198	917
infoGROUP Inc. (c)	169	1,351
Lawson Software Inc. (c)	471	3,439
MAXIMUS Inc.	51	2,955
NetScout Systems Inc. (c)	120	1,712
OSI Systems Inc. (c)	52	1,436
Progress Software Corp. (c)	121	3,619
SRA International Inc. - Class A (c)	128	2,526
SYNNEX Corp. (c)	100	2,567
Syntel Inc.	121	4,119
Tessera Technologies Inc. (c)	147	2,361
United Online Inc.	250	1,438
ViaSat Inc. (b) (c)	114	3,712
Wright Express Corp. (c)	111	3,300
Zebra Technologies Corp. (c)	169	4,292
		53,221
MATERIALS - 1.3%
Koppers Holdings Inc.	60	1,339
Stepan Co.	29	1,994
		3,333
TELECOMMUNICATION SERVICES - 0.6%
Consolidated Communications Holdings Inc.	87	1,488

UTILITIES - 4.4%
Avista Corp.	161	3,149
Black Hills Corp.	113	3,224
IDACORP Inc.	141	4,681
		11,054

Total Common Stocks (cost $269,553)		252,468

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$2,260	96

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,260)		96

SHORT TERM INVESTMENTS - 13.4%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.06% (a) (f)	85	85

Securities Lending Collateral - 13.4%
Securities Lending Cash Collateral Fund LLC,	24,169	24,169
0.34% (a) (f)
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	9,610	9,610
		33,779

Total Short Term Investments (cost $33,864)		33,864

Total Investments - 113.5% (cost $305,677)		286,428
Other Assets and Liabilities, Net - (13.5%)		(34,038)
Total Net Assets - 100%		$252,390

JNL/Mellon Capital Management JNL 5 Fund * (h)
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 18.4%
Ford Motor Co. (b) (c)	6,324	$63,744
Home Depot Inc.	3,638	102,116
McDonald’s Corp.	1,013	66,710
Polaris Industries Inc.	579	31,631
Sears Holdings Corp. (b) (c)	758	48,983
Thomson Reuters Corp. (b)	784	28,077
VF Corp.	344	24,509
Other Securities		195,380
		561,150
CONSUMER STAPLES - 14.6%
Campbell Soup Co.	746	26,735
Clorox Co.	414	25,734
Coca-Cola Enterprises Inc.	2,978	77,012
ConAgra Foods Inc.	1,096	25,551
Hershey Co.	705	33,790
Kimberly-Clark Corp.	396	24,028
Kraft Foods Inc. - Class A	3,872	108,420
Sara Lee Corp.	2,079	29,314
Sysco Corp.	903	25,790
Other Securities		68,228
		444,602
ENERGY - 8.2%
Chevron Corp.	820	55,635
CNOOC Ltd. (b)	26,777	45,512
ConocoPhillips	497	24,375
Enbridge Inc.	546	25,459
PetroChina Co. Ltd. (b)	34,996	38,708
Valero Energy Corp.	1,506	27,072
Other Securities		32,391
		249,152
FINANCIALS - 8.8%
American Express Co.	1,560	61,948
Bank of China Ltd. (b)	77,655	39,177
China Construction Bank Corp.	48,900	39,365
Man Group Plc	8,450	28,012
RSA Insurance Group Plc	21,628	38,368
Other Securities		59,928
		266,798
HEALTH CARE - 9.4%
CIGNA Corp.	1,793	55,680
Merck & Co. Inc.	1,727	60,409
Pfizer Inc.	5,785	82,494
Other Securities		86,602
		285,185
INDUSTRIALS - 9.8%
BAE Systems Plc	7,254	33,762
Boeing Co.	1,168	73,309
GATX Corp.	882	23,533
Lockheed Martin Corp.	336	25,027
Watsco Inc. (b)	515	29,828
Other Securities		111,414
		296,873
INFORMATION TECHNOLOGY - 7.6%
Diebold Inc.	891	24,292
Micron Technology Inc. (c)	5,977	50,745
Western Digital Corp. (c)	1,429	43,109
Other Securities		114,598
		232,744
MATERIALS - 9.3%
Dow Chemical Co.	2,284	54,188
EI Du Pont de Nemours & Co.	1,878	64,962
International Paper Co.	2,357	53,336
PPG Industries Inc.	431	26,028
Sonoco Products Co.	862	26,280
Other Securities		59,324
		284,118
TELECOMMUNICATION SERVICES - 12.2%
AT&T Inc.	3,754	90,819
BT Group Plc	19,319	37,292
Rogers Communications Inc.	814	26,656
Sprint Nextel Corp. (c)	17,280	73,267
Verizon Communications Inc.	3,176	89,002
Vodafone Group Plc	18,150	37,398
Other Securities		17,781
		372,215
UTILITIES - 1.5%
Hongkong Electric Holdings Ltd.	7,730	46,044

Total Common Stocks (cost $3,300,186)		3,038,881

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		587

Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,809)		587

SHORT TERM INVESTMENTS - 6.6%
Securities Lending Collateral - 6.6%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (f)	126,909	126,909
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	72,568	72,568

Total Short Term Investments (cost $199,477)		199,477

Total Investments - 106.4% (cost $3,513,472)		3,238,945
Other Assets and Liabilities, Net - (6.4%)		(195,967)
Total Net Assets - 100%		$3,042,978

JNL/Mellon Capital Management VIP Fund * (h)
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 19.8%
Coach Inc.	52	$1,913
DirecTV - Class A (c)	117	3,980
Expedia Inc.	110	2,060
Leggett & Platt Inc.	89	1,791
Priceline.com Inc. (c)	13	2,235
Scripps Networks Interactive Inc.	46	1,844
Staples Inc.	93	1,762
Starbucks Corp.	294	7,133
TJX Cos. Inc.	52	2,166
Urban Outfitters Inc. (c)	70	2,416
Other Securities		22,318
		49,618
CONSUMER STAPLES - 6.5%
Colgate-Palmolive Co.	23	1,818
Costco Wholesale Corp.	57	3,104
Kraft Foods Inc. - Class A	68	1,893
Philip Morris International Inc.	40	1,818
Other Securities		7,680
		16,313
ENERGY - 6.8%
FMC Technologies Inc. (c)	33	1,742
Newfield Exploration Co. (c)	39	1,883
Royal Dutch Shell Plc - Class B	77	1,869
Other Securities		11,520
		17,014
FINANCIALS - 12.0%
AFLAC Inc.	99	4,209
Allstate Corp.	61	1,741
BB&T Corp.	72	1,890
Cincinnati Financial Corp.	70	1,809
Muenchener Rueckversicherungs AG	15	1,820
New York Community Bancorp Inc.	125	1,905
Zurich Financial Services AG	10	2,291
Other Securities		14,335
		30,000
HEALTH CARE - 8.0%
Express Scripts Inc. (c)	71	3,330
Merck & Co. Inc.	50	1,741
Waters Corp. (c)	31	1,981
Other Securities		13,060
		20,112
INDUSTRIALS - 4.9%
United Technologies Corp.	28	1,787
Other Securities		10,542
		12,329
INFORMATION TECHNOLOGY - 17.8%
Adobe Systems Inc. (c)	67	1,782
Apple Inc. (c)	22	5,445
Cognizant Technology Solutions Corp. (c)	85	4,257
eBay Inc. (c)	167	3,268
International Business Machines Corp.	14	1,789
Marvell Technology Group Ltd. (c)	180	2,840
Micron Technology Inc. (c)	245	2,078
Microsoft Corp.	150	3,443
Teradata Corp. (c)	60	1,839
Western Digital Corp. (c)	65	1,959
Other Securities		15,973
		44,673
MATERIALS - 2.8%
Valspar Corp.	67	2,022
Other Securities		5,019
		7,041
TELECOMMUNICATION SERVICES - 6.5%
Deutsche Telekom AG	156	1,842
Swisscom AG	6	2,005
Vodafone Group Plc	975	2,012
Other Securities		10,335
		16,194
UTILITIES - 14.3%
DTE Energy Co.	42	1,905
Fortum Oyj	85	1,856
Nicor Inc.	43	1,751
Northeast Utilities	71	1,799
Pinnacle West Capital Corp.	50	1,809
Public Service Enterprise Group Inc.	112	3,510
Questar Corp.	46	2,093
Sempra Energy	67	3,113
Other Securities		17,917
		35,753

Total Common Stocks (cost $275,663)		249,047

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		40

Total Non-U.S. Government Agency Asset-Backed Securities (cost $934)		40

SHORT TERM INVESTMENTS - 4.3%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.06% (a) (f)	1,229	1,229

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	4,449	4,449
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	4,981	4,981
		9,430

Total Short Term Investments (cost $10,659)		10,659

Total Investments - 103.7% (cost $287,256)		259,746
Other Assets and Liabilities, Net - (3.7%)		(9,221)
Total Net Assets - 100%		$250,525

JNL/Mellon Capital Management JNL Optimized 5 Fund * (h)
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 22.7%
DirecTV - Class A (c)	286	$9,686
Expedia Inc.	268	5,027
Home Depot Inc.	144	4,028
Priceline.com Inc. (c)	31	5,454
Staples Inc.	227	4,333
Starbucks Corp.	713	17,330
Urban Outfitters Inc. (c)	171	5,892
Vivendi SA	180	3,655
Other Securities		34,994
		90,399
CONSUMER STAPLES - 7.7%
Costco Wholesale Corp.	138	7,562
Kraft Foods Inc. - Class A	153	4,278
Other Securities		18,657
		30,497
ENERGY - 9.6%
CNOOC Ltd.	2,610	4,436
ENI SpA	211	3,864
Newfield Exploration Co. (c)	93	4,566
PetroChina Co. Ltd.	3,456	3,823
Royal Dutch Shell Plc - Class B	182	4,411
StatoilHydro ASA	214	4,129
Total SA	83	3,717
Other Securities		9,060
		38,006
FINANCIALS - 8.9%
AFLAC Inc.	240	10,245
Bank of China Ltd. (b)	7,775	3,923
China Construction Bank Corp.	4,896	3,941
Muenchener Rueckversicherungs AG	34	4,326
RSA Insurance Group Plc	2,115	3,752
Zurich Financial Services AG	24	5,369
Other Securities		3,853
		35,409
HEALTH CARE - 5.2%
Express Scripts Inc. (c)	172	8,109
Other Securities		12,727
		20,836
INDUSTRIALS - 3.6%
Other Securities		14,171

INFORMATION TECHNOLOGY - 19.8%
Adobe Systems Inc. (c)	165	4,349
Apple Inc. (c)	53	13,243
Cognizant Technology Solutions Corp. (c)	207	10,361
eBay Inc. (c)	406	7,958
F5 Networks Inc. (c)	55	3,801
Marvell Technology Group Ltd. (c)	439	6,918
Micron Technology Inc. (c)	597	5,073
Microsoft Corp.	364	8,382
Western Digital Corp. (c)	158	4,779
Other Securities		13,653
		78,517
MATERIALS - 3.1%
Lubrizol Corp.	48	3,892
Other Securities		8,590
		12,482
TELECOMMUNICATION SERVICES - 12.1%
AT&T Inc.	147	3,561
BT Group Plc	1,905	3,677
Deutsche Telekom AG	359	4,246
France Telecom SA (b)	211	3,661
Koninklijke KPN NV	311	3,961
NII Holdings Inc. - Class B (c)	117	3,802
Swisscom AG	14	4,697
Telefonica SA	188	3,490
Verizon Communications Inc.	125	3,490
Vodafone Group Plc	4,085	8,418
Other Securities		4,959
		47,962
UTILITIES - 6.7%
Enel SpA	926	3,919
Fortum Oyj	196	4,306
Gas Natural SDG SA (b)	247	3,566
Hongkong Electric Holdings Ltd.	755	4,497
National Grid Plc	481	3,515
RWE AG	54	3,547
Other Securities		3,436
		26,786

Total Common Stocks (cost $455,242)		395,065

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		25

Total Non-U.S. Government Agency Asset-Backed Securities (cost $591)		25

SHORT TERM INVESTMENTS - 3.1%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.06% (a) (f)	899	899

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	8,345	8,345
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	3,065	3,065
		11,410

Total Short Term Investments (cost $12,309)		12,309

Total Investments - 102.5% (cost $468,142)		407,399
Other Assets and Liabilities, Net - (2.5%)		(10,065)
Total Net Assets - 100%		$397,334

JNL/Mellon Capital Management S&P® SMid 60 Fund
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 8.8%
Group 1 Automotive Inc. (c)	103	$2,434
Mohawk Industries Inc. (c)	122	5,585
Regis Corp.	373	5,809
Spartan Motors Inc.	520	2,183
Stage Stores Inc.	237	2,533
Standard-Pacific Corp. (c)	783	2,608
		21,152
CONSUMER STAPLES - 4.6%
Nash Finch Co.	78	2,666
Smithfield Foods Inc. (c)	382	5,699
Spartan Stores Inc.	203	2,785
		11,150
ENERGY - 16.1%
Basic Energy Services Inc. (c)	329	2,536
Overseas Shipholding Group Inc.	132	4,896
Patterson-UTI Energy Inc.	378	4,859
Petroleum Development Corp. (c)	160	4,090
Pioneer Drilling Co. (c)	369	2,092
Plains Exploration & Production Co. (c)	210	4,320
Southern Union Co.	256	5,595
Tidewater Inc.	121	4,680
Unit Corp. (c)	137	5,548
		38,616
FINANCIALS - 32.6%
AmeriCredit Corp. (b) (c)	305	5,559
Amerisafe Inc. (c)	162	2,835
Apollo Investment Corp.	610	5,687
Astoria Financial Corp.	467	6,429
Cedar Shopping Centers Inc.	431	2,596
Colonial Properties Trust	248	3,602
Delphi Financial Group Inc.	131	3,194
Duke Realty Corp.	477	5,418
First Midwest Bancorp Inc.	267	3,248
HCC Insurance Holdings Inc.	207	5,131
Hospitality Properties Trust	245	5,171
Kite Realty Group Trust	714	2,983
Lexington Realty Trust (b)	478	2,874
National Penn Bancshares Inc.	506	3,039
Parkway Properties Inc. (b)	140	2,040
Pennsylvania Real Estate Investment Trust (b)	343	4,187
Reinsurance Group of America Inc.	122	5,573
Selective Insurance Group	177	2,627
Whitney Holding Corp.	321	2,973
Wintrust Financial Corp. (b)	95	3,169
		78,335
HEALTH CARE - 4.0%
Kindred Healthcare Inc. (c)	317	4,066
LifePoint Hospitals Inc. (c)	179	5,611
		9,677
INDUSTRIALS - 13.0%
Alexander & Baldwin Inc.	170	5,055
Ceradyne Inc. (c)	152	3,256
Encore Wire Corp.	138	2,511
GATX Corp.	202	5,392
Gibraltar Industries Inc. (c)	183	1,852
Mueller Industries Inc.	118	2,901
School Specialty Inc. (c)	124	2,249
SkyWest Inc. (b)	172	2,102
Trinity Industries Inc. (b)	333	5,893
		31,211
INFORMATION TECHNOLOGY - 8.0%
Arrow Electronics Inc. (c)	196	4,376
Ingram Micro Inc. - Class A (c)	333	5,058
Tech Data Corp. (c)	124	4,425
Vishay Intertechnology Inc. (c)	696	5,386
		19,245
MATERIALS - 2.0%
Reliance Steel & Aluminum Co.	134	4,861

UTILITIES - 9.1%
Atmos Energy Corp.	198	5,344
El Paso Electric Co. (c)	144	2,795
Great Plains Energy Inc.	299	5,088
NV Energy Inc.	469	5,542
Southwest Gas Corp.	103	3,027
		21,796

Total Common Stocks (cost $267,326)		241,248

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$285	12

Total Non-U.S. Government Agency Asset-Backed Securities (cost $285)		12

SHORT TERM INVESTMENTS - 4.6%
Mutual Funds - 0.8%
JNL Money Market Fund, 0.06% (a) (f)	1,927	1,927

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	7,440	7,440
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	1,660	1,660
		9,100

Total Short Term Investments (cost $11,027)		11,027

Total Investments - 105.0% (cost $278,638)		252,287
Other Assets and Liabilities, Net - (5.0%)		(12,052)
Total Net Assets - 100%		$240,235

JNL/Mellon Capital Management NYSE® International 25 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 4.3%
Sony Corp. - ADR	130	$3,470

ENERGY - 15.2%
EnCana Corp.	116	3,533
ENI SpA - ADR	75	2,739
Repsol YPF SA - ADR (b)	142	2,859
Royal Dutch Shell Plc - ADR	63	3,152
		12,283
FINANCIALS - 52.2%
AXA SA - ADR (b)	160	2,433
Bank of Montreal	70	3,823
Barclays Plc - ADR	214	3,406
Credit Suisse Group AG - ADR	77	2,887
Deutsche Bank AG (b)	53	3,003
HSBC Holdings Plc - ADR (b)	66	3,028
ING Groep NV - ADR (b) (c)	385	2,850
Lloyds Banking Group Plc - ADR (b)	1,154	3,645
Manulife Financial Corp.	207	3,014
Mitsubishi UFJ Financial Group Inc. - ADR (b)	767	3,496
Mizuho Financial Group Inc. - ADR (b)	1,060	3,444
Toronto-Dominion Bank	60	3,869
UBS AG (c)	243	3,216
		42,114
MATERIALS - 2.7%
ArcelorMittal - NYS	83	2,208

TELECOMMUNICATION SERVICES - 21.7%
China Unicom Ltd. - ADR (b)	288	3,827
Deutsche Telekom AG - ADR (b)	258	3,011
Nippon Telegraph & Telephone Corp. - ADR (b)	191	3,887
NTT DoCoMo Inc. - ADR (b)	270	4,069
Telecom Italia SpA - ADR	245	2,695
		17,489
UTILITIES - 3.3%
Veolia Environnement - ADR	115	2,694

Total Common Stocks (cost $92,152)		80,258

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%

Sigma Finance, Inc. (d) (e) (g)	$398	17

Total Non-U.S. Government Agency Asset-Backed Securities (cost $398)		17

SHORT TERM INVESTMENTS - 24.1%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.06% (a) (f)	354	354

Securities Lending Collateral - 23.6%
Securities Lending Cash Collateral Fund LLC,	16,279	16,279
0.34% (a) (f)
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	2,778	2,778
		19,057

Total Short Term Investments (cost $19,411)		19,411

Total Investments - 123.5% (cost $111,961)		99,686
Other Assets and Liabilities, Net - (23.5%)		(18,977)
Total Net Assets - 100%		$80,709

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 3.3%
Virgin Media Inc. (b)	78	$1,304

FINANCIALS - 2.5%
Leucadia National Corp. (c)	51	990

TELECOMMUNICATION SERVICES - 94.0%
AboveNet Inc. (c)	10	460
American Tower Corp. (c)	45	2,011
AT&T Inc.	399	9,661
CenturyTel Inc.	58	1,930
Cincinnati Bell Inc. (c)	85	255
Crown Castle International Corp. (c)	42	1,546
Frontier Communications Corp. (b)	82	582
Leap Wireless International Inc. (c)	26	334
Level 3 Communications Inc. (c)	510	556
MetroPCS Communications Inc. (c)	66	538
NII Holdings Inc. - Class B (c)	53	1,707
Qwest Communications International Inc.	379	1,991
SBA Communications Corp. (c)	19	632
Sprint Nextel Corp. (c)	424	1,800
Telephone & Data Systems Inc.	23	688
Telephone & Data Systems Inc. - Special Shares	20	532
tw telecom inc. (c)	39	654
US Cellular Corp. (c)	6	267
Verizon Communications Inc.	349	9,789
Windstream Corp.	127	1,342
		37,275

Total Common Stocks (cost $42,033)		39,569

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$124	5

Total Non-U.S. Government Agency Asset-Backed Securities (cost $124)		5

SHORT TERM INVESTMENTS - 4.3%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.06% (a) (f)	204	204

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	673	673
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	830	830
		1,503

Total Short Term Investments (cost $1,707)		1,707

Total Investments - 104.1% (cost $43,864)		41,281
Other Assets and Liabilities, Net - (4.1%)		(1,610)
Total Net Assets - 100%		$39,671

JNL/Mellon Capital Management Consumer Brands Sector Fund * (h)
COMMON STOCKS - 101.2%
CONSUMER DISCRETIONARY - 72.6%
Amazon.com Inc. (c)	14	1,495
Apollo Group Inc. - Class A (c)	5	228
Bed Bath & Beyond Inc. (c)	10	382
Best Buy Co. Inc.	14	458
Cablevision Systems Corp. - Class A	10	239
Carnival Corp.	16	497
CBS Corp. - Class B	25	317
Comcast Corp. - Class A	81	1,409
Comcast Corp. - Special Class A	29	483
DirecTV - Class A (c)	35	1,185
Discovery Communications Inc. - Class A (c)	5	190
Discovery Communications Inc. - Class C (c)	6	172
Gap Inc.	15	291
Home Depot Inc.	67	1,879
Kohl’s Corp. (c)	11	537
Las Vegas Sands Corp. (b) (c)	17	376
Liberty Global Inc. - Class A (c)	5	127
Liberty Global Inc. (c)	5	135
Liberty Media - Starz (c)	2	103
Liberty Media Corp. - Capital (c)	3	136
Liberty Media Corp. - Interactive (c)	22	235
Limited Brands Inc.	11	240
Lowe’s Cos. Inc.	57	1,161
Macy’s Inc.	16	295
Marriott International Inc. - Class A	12	371
McDonald’s Corp.	43	2,802
McGraw-Hill Cos. Inc.	12	348
News Corp. - Class A	71	855
News Corp. - Class B	17	239
Omnicom Group Inc.	12	414
O’Reilly Automotive Inc. (c)	5	258
Priceline.com Inc. (c)	2	329
Ross Stores Inc.	5	258
Staples Inc.	29	547
Starbucks Corp.	29	711
Starwood Hotels & Resorts Worldwide Inc.	7	284
Target Corp.	26	1,299
Time Warner Cable Inc.	14	722
Time Warner Inc.	45	1,304
TJX Cos. Inc.	16	674
Viacom Inc. - Class B	22	685
Walt Disney Co. (b)	71	2,236
Wynn Resorts Ltd.	3	262
Yum! Brands Inc.	18	717
Other Securities		8,742
		36,627
CONSUMER STAPLES - 19.0%
Costco Wholesale Corp.	17	949
CVS Caremark Corp.	54	1,572
Kroger Co.	24	465
Safeway Inc.	15	300
Sysco Corp.	23	663
Walgreen Co.	39	1,029
Wal-Mart Stores Inc.	84	4,033
Other Securities		559
		9,570
HEALTH CARE - 3.5%
AmerisourceBergen Corp.	11	352
Cardinal Health Inc.	14	477
McKesson Corp.	11	710
Other Securities		249
		1,788
INDUSTRIALS - 3.4%
Delta Air Lines Inc. (c)	31	363
Southwest Airlines Co.	29	324
Other Securities		1,047
		1,734
INFORMATION TECHNOLOGY - 2.7%
eBay Inc. (c)	44	866
Other Securities		479
		1,345

Total Common Stocks (cost $50,855)		51,064

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $30)		1

SHORT TERM INVESTMENTS - 4.4%
Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	1,976	1,976
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	255	255

Total Short Term Investments (cost $2,231)		2,231

Total Investments - 105.6% (cost $53,116)		53,296
Other Assets and Liabilities, Net - (5.6%)		(2,813)
Total Net Assets - 100%		$50,483

JNL/Mellon Capital Management Financial Sector Fund * (h)
COMMON STOCKS - 100.3%
FINANCIALS - 96.2%
ACE Ltd.	30	$1,557
AFLAC Inc.	42	1,806
Allstate Corp.	49	1,401
American Express Co.	96	3,814
Ameriprise Financial Inc.	23	838
Annaly Capital Management Inc.	50	859
AON Corp.	22	814
AvalonBay Communities Inc.	7	687
Bank of America Corp.	578	8,305
Bank of New York Mellon Corp. (a)	109	2,692
BB&T Corp.	62	1,629
Berkshire Hathaway Inc. - Class B (c)	71	5,663
Boston Properties Inc.	13	899
Capital One Financial Corp.	41	1,642
Charles Schwab Corp.	88	1,248
Chubb Corp.	31	1,555
Citigroup Inc. (c)	1,912	7,188
CME Group Inc.	6	1,714
Discover Financial Services	49	687
Equity Residential	25	1,039
Fifth Third Bancorp	72	889
Franklin Resources Inc.	14	1,221
Goldman Sachs Group Inc.	39	5,168
Hartford Financial Services Group Inc.	41	903
HCP Inc.	27	859
Host Hotels & Resorts Inc.	57	772
IntercontinentalExchange Inc. (c)	7	753
JPMorgan Chase & Co.	214	7,849
Lincoln National Corp.	27	663
Loews Corp.	32	1,059
M&T Bank Corp. (b)	8	670
Marsh & McLennan Cos. Inc.	48	1,073
MetLife Inc.	53	1,989
Morgan Stanley	116	2,698
Northern Trust Corp.	22	1,027
PNC Financial Services Group Inc.	47	2,661
Progressive Corp.	58	1,082
Prudential Financial Inc.	42	2,268
Public Storage	13	1,136
Regions Financial Corp.	108	709
Simon Property Group Inc.	26	2,094
State Street Corp.	45	1,518
SunTrust Banks Inc.	46	1,061
T. Rowe Price Group Inc.	24	1,049
Travelers Cos. Inc.	47	2,301
U.S. Bancorp	175	3,901
Vornado Realty Trust	16	1,199
Wells Fargo & Co.	290	7,419
Other Securities		43,283
		145,311
INDUSTRIALS - 0.2%
Other Securities		312

INFORMATION TECHNOLOGY - 3.9%
MasterCard Inc.	9	1,748
Visa Inc. - Class A	45	3,181
Western Union Co.	63	939
		5,868

Total Common Stocks (cost $146,603)		151,491

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		11

Total Non-U.S. Government Agency Asset-Backed Securities (cost $261)		11

SHORT TERM INVESTMENTS - 4.7%
Mutual Funds - 0.9%
JNL Money Market Fund, 0.06% (a) (f)	1,400	1,400

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	3,861	3,861
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	1,916	1,916
		5,777

Total Short Term Investments (cost $7,177)		7,177

Total Investments - 105.0% (cost $154,041)		158,679
Other Assets and Liabilities, Net - (5.0%)		(7,513)
Total Net Assets - 100%		$151,166

JNL/Mellon Capital Management Healthcare Sector Fund * (h)
COMMON STOCKS - 100.5%
HEALTH CARE - 100.5%
Abbott Laboratories	181	$8,472
Aetna Inc.	50	1,317
Alcon Inc. - ADR	9	1,329
Alexion Pharmaceuticals Inc. (c)	11	542
Allergan Inc.	36	2,080
Amgen Inc. (c)	113	5,933
Baxter International Inc.	71	2,885
Becton Dickinson & Co.	26	1,742
Biogen Idec Inc. (c)	30	1,413
Boston Scientific Corp. (c)	177	1,029
Bristol-Myers Squibb Co.	202	5,047
Celgene Corp. (c)	54	2,745
CIGNA Corp.	32	1,005
Covidien Plc	59	2,375
CR Bard Inc.	11	882
DaVita Inc. (c)	12	752
Dendreon Corp. (c)	16	519
Edwards Lifesciences Corp. (c)	13	743
Eli Lilly & Co.	115	3,858
Express Scripts Inc. (c)	60	2,808
Forest Laboratories Inc. (c)	36	974
Genzyme Corp. (c)	31	1,583
Gilead Sciences Inc. (c)	104	3,578
Henry Schein Inc. (c)	11	592
Hospira Inc. (c)	19	1,115
Humana Inc. (c)	20	915
Illumina Inc. (b) (c)	14	621
Intuitive Surgical Inc. (c)	5	1,444
Johnson & Johnson	325	19,215
Laboratory Corp. of America Holdings (c)	12	934
Life Technologies Corp. (c)	21	1,015
Medco Health Solutions Inc. (c)	54	2,952
Medtronic Inc.	131	4,742
Merck & Co. Inc.	367	12,818
Millipore Corp. (c)	7	699
Mylan Inc. (b) (c)	37	627
Perrigo Co.	10	576
Pfizer Inc.	948	13,515
Quest Diagnostics Inc.	18	874
ResMed Inc. (c)	9	544
St. Jude Medical Inc. (c)	38	1,381
Stryker Corp.	36	1,789
Thermo Fisher Scientific Inc. (c)	48	2,350
UnitedHealth Group Inc.	134	3,811
Varian Medical Systems Inc. (c)	15	767
Vertex Pharmaceuticals Inc. (b) (c)	24	783
Waters Corp. (c)	11	716
Watson Pharmaceuticals Inc. (c)	13	539
WellPoint Inc. (c)	50	2,453
Zimmer Holdings Inc. (c)	24	1,299
Other Securities		17,673

Total Common Stocks (cost $167,278)		150,370

RIGHTS - 0.0%
Other Securities		-

Total Rights (cost $2)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		3

Total Non-U.S. Government Agency Asset-Backed Securities (cost $78)		3

SHORT TERM INVESTMENTS - 2.5%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.06% (a) (f)	600	600

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	2,692	2,692
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	415	415
		3,107

Total Short Term Investments (cost $3,707)		3,707

Total Investments - 103.0% (cost $171,065)		154,080
Other Assets and Liabilities, Net - (3.0%)		(4,441)
Total Net Assets - 100%		$149,639

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 100.3%
ENERGY - 99.1%
Anadarko Petroleum Corp.	226	$8,172
Apache Corp.	149	12,566
Arena Resources Inc. (c)	13	420
Atlas Energy Inc. (c)	29	782
Atwood Oceanics Inc. (c)	17	445
Baker Hughes Inc.	193	8,003
Berry Petroleum Co. - Class A (b)	20	516
Bill Barrett Corp. (c)	14	439
Brigham Exploration Co. (c)	39	600
Bristow Group Inc. (c)	10	293
Cabot Oil & Gas Corp. - Class A	40	1,259
Cameron International Corp. (c)	99	3,226
Carrizo Oil & Gas Inc. (b) (c)	6	98
Chesapeake Energy Corp.	275	5,762
Chevron Corp.	802	54,429
Cimarex Energy Co.	34	2,420
Complete Production Services Inc. (c)	27	382
Comstock Resources Inc. (c)	20	543
Concho Resources Inc. (c)	31	1,720
ConocoPhillips	521	25,573
Continental Resources Inc. (c)	13	561
Core Laboratories NV (b)	9	1,315
Denbury Resources Inc. (c)	157	2,291
Devon Energy Corp.	178	10,868
Diamond Offshore Drilling Inc. (b)	26	1,603
Dresser-Rand Group Inc. (c)	31	976
Dril-Quip Inc. (c)	13	568
El Paso Corp.	292	3,244
EOG Resources Inc.	109	10,729
EXCO Resources Inc.	66	964
Exterran Holdings Inc. (b) (c)	27	686
Exxon Mobil Corp.	2,073	118,310
FMC Technologies Inc. (c)	50	2,643
Forest Oil Corp. (c)	39	1,056
Frontier Oil Corp.	44	595
Global Industries Ltd. (c)	29	131
Halliburton Co.	400	9,831
Helix Energy Solutions Group Inc. (c)	41	439
Helmerich & Payne Inc. (b)	38	1,390
Hess Corp.	121	6,103
Holly Corp. (b)	18	477
Key Energy Services Inc. (c)	53	488
Marathon Oil Corp.	318	9,894
Mariner Energy Inc. (c)	36	766
Murphy Oil Corp.	77	3,833
Nabors Industries Ltd. (c)	116	2,048
National Oilwell Varco Inc.	172	5,678
Newfield Exploration Co. (c)	54	2,638
Noble Corp. (c)	106	3,291
Noble Energy Inc.	71	4,269
Occidental Petroleum Corp.	312	24,037
Oceaneering International Inc. (c)	18	827
Oil States International Inc. (c)	17	682
Parker Drilling Co. (c)	38	151
Patterson-UTI Energy Inc.	55	703
Penn Virginia Corp.	19	392
PetroHawk Energy Corp. (c)	124	2,107
Pioneer Natural Resources Co.	48	2,829
Plains Exploration & Production Co. (c)	53	1,084
Pride International Inc. (c)	61	1,359
QEP Resources Inc. (c)	68	2,093
Quicksilver Resources Inc. (c)	50	555
Range Resources Corp.	64	2,574
Rowan Cos. Inc. (c)	39	856
SandRidge Energy Inc. (b) (c)	77	450
Schlumberger Ltd.	477	26,396
SEACOR Holdings Inc. (c)	8	571
SM Energy Co.	23	932
Smith International Inc.	101	3,799
Southern Union Co.	38	821
Southwestern Energy Co. (c)	144	5,573
Sunoco Inc.	46	1,586
Superior Energy Services Inc. (c)	25	471
Swift Energy Co. (c)	16	432
Tesoro Corp. (b)	60	695
Tetra Technologies Inc. (c)	33	302
Tidewater Inc.	18	714
Transocean Ltd. (c)	152	7,024
Ultra Petroleum Corp. (c)	64	2,818
Unit Corp. (c)	16	669
Valero Energy Corp.	230	4,127
Weatherford International Ltd. (c)	285	3,740
Whiting Petroleum Corp. (c)	21	1,609
Williams Cos. Inc.	235	4,297
		442,608
INDUSTRIALS - 0.6%
Chart Industries Inc. (c)	6	93
First Solar Inc. (b) (c)	19	2,201
SunPower Corp. - Class A (b) (c)	12	141
SunPower Corp. - Class B (c)	15	167
		2,602
UTILITIES - 0.6%
Energen Corp.	28	1,229
OGE Energy Corp.	37	1,360
		2,589

Total Common Stocks (cost $542,463)		447,799

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$235	10

Total Non-U.S. Government Agency Asset-Backed Securities (cost $235)		10

SHORT TERM INVESTMENTS - 1.8%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.06% (a) (f)	1,743	1,743

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	4,818	4,818
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	1,469	1,469
		6,287

Total Short Term Investments (cost $8,030)		8,030

Total Investments - 102.1% (cost $550,728)		455,839
Other Assets and Liabilities, Net - (2.1%)		(9,525)
Total Net Assets - 100%		$446,314

JNL/Mellon Capital Management Technology Sector Fund * (h)
COMMON STOCKS - 100.5%
HEALTH CARE - 0.5%
Cerner Corp. (c)	9	$712
Other Securities		421
		1,133
INDUSTRIALS - 0.3%
Other Securities		591

INFORMATION TECHNOLOGY - 99.6%
Adobe Systems Inc. (c)	70	1,858
Akamai Technologies Inc. (c)	23	924
Altera Corp.	40	982
Analog Devices Inc.	40	1,111
Apple Inc. (c)	109	27,379
Applied Materials Inc.	180	2,162
Autodesk Inc. (c)	30	738
BMC Software Inc. (c)	24	835
Broadcom Corp. - Class A	59	1,948
CA Inc.	55	1,016
Cisco Systems Inc. (c)	706	15,052
Citrix Systems Inc. (c)	24	1,033
Cognizant Technology Solutions Corp. (c)	40	2,011
Computer Sciences Corp.	20	916
Corning Inc.	207	3,348
Cree Inc. (c)	13	776
Dell Inc. (c)	231	2,784
EMC Corp. (c)	270	4,940
F5 Networks Inc. (c)	11	727
Google Inc. - Class A (c)	30	13,308
Harris Corp.	18	734
Hewlett-Packard Co.	262	11,329
Intel Corp.	682	13,266
International Business Machines Corp.	158	19,478
Intuit Inc. (c)	38	1,327
Juniper Networks Inc. (c)	71	1,611
Linear Technology Corp.	28	774
Marvell Technology Group Ltd. (c)	66	1,046
Maxim Integrated Products Inc.	41	690
Micron Technology Inc. (c)	115	974
Microsoft Corp.	936	21,545
Motorola Inc. (c)	288	1,880
NetApp Inc. (c)	46	1,717
Nvidia Corp. (c)	75	767
Oracle Corp.	510	10,935
QUALCOMM Inc.	219	7,180
Red Hat Inc. (c)	25	734
SAIC Inc. (c)	51	852
Salesforce.com Inc. (c)	15	1,309
SanDisk Corp. (c)	30	1,271
Seagate Technology Inc. (c)	66	856
Sybase Inc. (c)	12	744
Symantec Corp. (c)	108	1,496
Teradata Corp. (c)	23	688
Texas Instruments Inc.	162	3,769
Western Digital Corp. (c)	30	909
Xerox Corp.	181	1,455
Xilinx Inc.	36	921
Yahoo! Inc. (c)	175	2,424
Other Securities		26,783
		223,312
TELECOMMUNICATION SERVICES - 0.1%
Other Securities		196

Total Common Stocks (cost $215,449)		225,232

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		2

Total Non-U.S. Government Agency Asset-Backed Securities (cost $54)		2

SHORT TERM INVESTMENTS - 2.0%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.06% (a) (f)	1,417	1,417

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	2,782	2,782
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	319	319
		3,101

Total Short Term Investments (cost $4,518)		4,518

Total Investments - 102.5% (cost $220,021)		229,752
Other Assets and Liabilities, Net - (2.5%)		(5,585)
Total Net Assets - 100%		$224,167

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
June 30, 2010

(a)	Investment in affiliate.
(b)	All or portion of the security was on loan.
(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	Security fair valued in good faith in accordance with the procedures established by the Funds' Board of Managers. Good faith fair valued securities may be classified as Level
2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurements and Disclosures" based on the applicable valuation inputs. See FASB ASC Topic 820 Fair Value Measurements and Disclosures in these Notes to the Schedules of Investments.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2010.
(g)	Illiquid security. At June 30, 2010, the only illiquid security held by some Funds was Sigma Finance, Inc. For all the Funds which held Sigma Finance, Inc., the value of Sigma
Finance, Inc. as a percentage of net assets was less than 0.04%.
(h)	For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent of net assets individually or in aggregate, respectively, as of June 30, 2010. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.
*	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com,
www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Abbreviations:
ADR - American Depositary Receipt
NYS - New York Registered Shares
ABS - Asset Backed Security
REIT - Real Estate Investment Trust

Investments in Affiliates - During the period ended June 30, 2010, certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("Adviser").  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral which is invested by the custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  Furthermore, the JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser.

The following table details JNL/Mellon Capital Management Financial Sector Fund's long-term investments in affiliates held at June 30, 2010.

	Beginning		Sales	Dividend	Realized	Ending
Affiliate	Value	Purchases	Proceeds	Income	Loss	Value
Bank of New York Mellon Corp.	$ 3,137	$ 604	$ 659	$ 20	$ (202)	$ 2,692

The following table details cash management investments in affiliates held at June 30, 2010.  Purchase and sales proceeds are not for shown for these investments.  There was no realized gain or loss relating to transactions for these investments during the period ended June 30, 2010.

	JNL Money Market Fund
	Beginning	Ending	Dividend
Fund	Amortized Cost	Amortized Cost	Income
JNL/Mellon Capital Management DowSM 10 Fund	$ -	$ 237	$ -
JNL/Mellon Capital Management S&P® 10 Fund	-	86	-
JNL/Mellon Capital Management Global 15 Fund	376	1,112	-
JNL/Mellon Capital Management Nasdaq® 25 Fund	904	707	-
JNL/Mellon Capital Management Value Line® 30 Fund	2,568	2,554	1
JNL/Mellon Capital Management DowSM Dividend Fund	122	220	-
JNL/Mellon Capital Management S&P® 24 Fund	2,042	3,340	1
JNL/Mellon Capital Management 25 Fund	239	-	-
JNL/Mellon Capital Management Select Small-Cap Fund	2,167	85	-
JNL/Mellon Capital Management JNL 5 Fund	-	-	1
JNL/Mellon Capital Management VIP Fund	987	1,229	-
JNL/Mellon Capital Management JNL Optimized 5 Fund	1,190	899	-
JNL/Mellon Capital Management S&P® SMid 60 Fund	1,286	1,927	1
JNL/Mellon Capital Management NYSE® International 25 Fund	-	354	-
JNL/Mellon Capital Management Communications Sector Fund	247	204	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	176	-	-
JNL/Mellon Capital Management Financial Sector Fund	132	1,400	-
JNL/Mellon Capital Management Healthcare Sector Fund	1,056	600	-
JNL/Mellon Capital Management Oil & Gas Sector Fund	2,449	1,743	1
JNL/Mellon Capital Management Technology Sector Fund	2,475	1,417	-

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2010

Summary of Investments by Sector (percentage of total investments):
	Consumer	Consumer			Health		Information
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology
JNL/Mellon Capital Management DowSM 10 Fund	10.0%	19.2%	8.9%	-%	27.9%	-%	-%
JNL/Mellon Capital Management S&P® 10 Fund	9.0	-	-	47.7	10.4	11.2	-
JNL/Mellon Capital Management Global 15 Fund	-	6.7	6.9	38.9	12.9	6.0	-
JNL/Mellon Capital Management Nasdaq® 25 Fund	29.1	6.3	-	-	12.8	2.3	39.2
JNL/Mellon Capital Management Value Line® 30 Fund	37.5	2.4	4.3	10.7	3.2	-	30.5
JNL/Mellon Capital Management Dow SM Dividend Fund	4.0	4.2	-	26.9	3.9	-	-
JNL/Mellon Capital Management S&P® 24 Fund	14.0	12.6	11.3	11.5	11.6	11.7	11.8
JNL/Mellon Capital Management 25 Fund	18.4	24.9	7.8	-	3.8	8.1	3.6
JNL/Mellon Capital Management Select Small-Cap Fund	15.9	5.5	3.8	12.2	14.3	12.3	18.6
JNL/Mellon Capital Management JNL 5 Fund	17.3	13.7	7.7	8.2	8.8	9.2	7.2
JNL/Mellon Capital Management VIP Fund	19.1	6.3	6.6	11.5	7.7	4.7	17.2
JNL/Mellon Capital Management JNL Optimized 5 Fund	22.2	7.5	9.3	8.7	5.1	3.5	19.3
JNL/Mellon Capital Management S&P® Smid 60 Fund	8.4	4.4	15.3	31.1	3.8	12.4	7.6
JNL/Mellon Capital Management NYSE® International 25 Fund	3.5	-	12.3	42.2	-	-	-
JNL/Mellon Capital Management Communications Sector Fund	3.2	-	-	2.4	-	-	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	68.7	18.0	-	-	3.4	3.3	2.5
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	91.6	-	0.2	3.7
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	97.6	-	-
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	97.1	-	-	0.6	-
JNL/Mellon Capital Management Technology Sector Fund	-	-	-	-	0.5	0.3	97.2
Summary of Investments by Sector (percentage of total investments) (continued):
		Telecommunication		Short-Term	Total
	Materials	Services	Utilities	Securities	Investments
JNL/Mellon Capital Management DowSM 10 Fund	9.2%	19.1%	-%	5.7%	100.0%
JNL/Mellon Capital Management S&P® 10 Fund	18.2	-	-	3.5	100.0
JNL/Mellon Capital Management Global 15 Fund	-	27.4	-	1.2	100.0
JNL/Mellon Capital Management Nasdaq® 25 Fund	-	2.6	-	7.7	100.0
JNL/Mellon Capital Management Value Line® 30 Fund	4.6	3.7	-	3.1	100.0
JNL/Mellon Capital Management Dow SM Dividend Fund	8.1	3.5	46.4	3.0	100.0
JNL/Mellon Capital Management S&P® 24 Fund	-	-	12.8	2.7	100.0
JNL/Mellon Capital Management 25 Fund	25.5	4.3	-	3.6	100.0
JNL/Mellon Capital Management Select Small-Cap Fund	1.2	0.5	3.9	11.8	100.0
JNL/Mellon Capital Management JNL 5 Fund	8.8	11.5	1.4	6.2	100.0
JNL/Mellon Capital Management VIP Fund	2.7	6.2	13.9	4.1	100.0
JNL/Mellon Capital Management JNL Optimized 5 Fund	3.1	11.7	6.6	3.0	100.0
JNL/Mellon Capital Management S&P® Smid 60 Fund	1.9	2.1	8.6	4.4	100.0
JNL/Mellon Capital Management NYSE® International 25 Fund	2.3	17.5	2.7	19.5	100.0
JNL/Mellon Capital Management Communications Sector Fund	-	90.3	-	4.1	100.0
JNL/Mellon Capital Management Consumer Brands Sector Fund	-	-	-	4.1	100.0
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	4.5	100.0
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	2.4	100.0
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	0.5	1.8	100.0
JNL/Mellon Capital Management Technology Sector Fund	-	0.1	-	1.9	100.0

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2010

Summary of Investments by Country (as a percentage of total long-term investments):*
					JNL/Mellon	JNL/Mellon
	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	Capital	Capital
	Capital	Capital	Capital	Capital	Management	Management
	Management	Management	Management	Management	JNL Optimized	NYSE® International
	Global 15 Fund	25 Fund	JNL 5 Fund	VIP Fund	5 Fund	25 Fund
Bermuda	-%	3.9%	-%	-%	-%	-%
Canada	-	12.9	3.4	-	2.2	17.6
Cayman Islands	-	-	-	0.3	0.5	-
China	20.2	-	2.7	0.1	2.0	-
Finland	-	-	-	0.7	1.1	-
France	-	-	-	1.9	2.8	6.4
Germany	-	-	-	2.7	3.9	7.5
Greece	-	-	0.2	0.2	-	-
Hong Kong	13.5	-	4.3	-	3.2	4.8
Ireland	-	-	-	0.3	0.4	-
Israel	-	-	-	0.3	0.5	-
Italy	-	-	-	1.3	2.0	6.8
Japan	-	-	-	-	-	22.9
Luxembourg	-	-	-	0.5	0.7	2.8
Netherlands	-	-	-	1.4	2.1	7.4
Norway	-	-	-	0.7	1.0	-
Spain	-	-	-	1.3	1.8	3.6
Switzerland	-	-	-	1.7	2.5	7.6
United Kingdom	32.8	-	5.8	1.9	7.1	12.6
United States	33.5	83.2	83.6	84.7	66.2	-
Total Long-Term
Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S. securities at June 30, 2010.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”  - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national exchange or investments in mutual funds.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  There were no indirect observable inputs used to value Level 2 securities during the period.  Level 2 includes valuations for securities lending collateral valued as a practical expedient at its daily reported net asset value ("NAV"), securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit ratings spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are otherwise not available.  The Funds held no Level 3 securities at December 31, 2009 or June 30, 2010.  There were no significant transfers between Level 1 and Level 2 during the period.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Please see Note 2 in the Notes to the Financial Statements for security valuation accounting policies.

The following table summarizes each Fund's investments in securities as of June 30, 2010 by valuation level.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management DowSM 10 Fund
Common Stocks	$ 304,721	$ -	$ -	$ 304,721
Non-U.S. Government Agency ABS	-	25	-	25
Short-Term Securities	237	17,971	-	18,208
Fund Total	$ 304,958	$ 17,996	$ -	$ 322,954
JNL/Mellon Capital Management S&P® 10 Fund
Common Stocks	$ 240,752	$ -	$ -	$ 240,752
Non-U.S. Government Agency ABS	-	14	-	14
Short-Term Securities	86	8,350	-	8,436
Fund Total	$ 240,838	$ 8,364	$ -	$ 249,202
JNL/Mellon Capital Management Global 15 Fund
Common Stocks	$ 153,295	$ 305,315	$ -	$ 458,610
Non-U.S. Government Agency ABS	-	56	-	56
Short-Term Securities	1,112	4,458	-	5,570
Fund Total	$ 154,407	$ 309,829	$ -	$ 464,236
JNL/Mellon Capital Management Nasdaq® 25 Fund
Common Stocks	$ 139,116	$ -	$ -	$ 139,116
Non-U.S. Government Agency ABS	-	6	-	6
Short-Term Securities	707	10,800	-	11,507
Fund Total	$ 139,823	$ 10,806	$ -	$ 150,629
JNL/Mellon Capital Management Value Line® 30 Fund
Common Stocks	$ 562,877	$ -	$ -	$ 562,877
Non-U.S. Government Agency ABS	-	31	-	31
Short-Term Securities	2,554	15,932	-	18,486
Fund Total	$ 565,431	$ 15,963	$ -	$ 581,394
JNL/Mellon Capital Management DowSM Dividend Fund
Common Stocks	$ 225,969	$ -	$ -	$ 225,969
Non-U.S. Government Agency ABS	-	60	-	60
Short-Term Securities	220	6,737	-	6,957
Fund Total	$ 226,189	$ 6,797	$ -	$ 232,986
JNL/Mellon Capital Management S&P® 24 Fund
Common Stocks	$ 206,087	$ -	$ -	$ 206,087
Non-U.S. Government Agency ABS	-	1	-	1
Short-Term Securities	3,340	2,350	-	5,690
Fund Total	$ 209,427	$ 2,351	$ -	$ 211,778
JNL/Mellon Capital Management 25 Fund
Common Stocks	$ 431,709	$ -	$ -	$ 431,709
Non-U.S. Government Agency ABS	-	74	-	74
Short-Term Securities	-	15,976	-	15,976
Fund Total	$ 431,709	$ 16,050	$ -	$ 447,759
JNL/Mellon Capital Management Select Small-Cap Fund
Common Stocks	$ 252,468	$ -	$ -	$ 252,468
Non-U.S. Government Agency ABS	-	96	-	96
Short-Term Securities	85	33,779	-	33,864
Fund Total	$ 252,553	$ 33,875	$ -	$ 286,428

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” (continued)
	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$ 2,655,244	$ 383,637	$ -	$ 3,038,881
Non-U.S. Government Agency ABS	-	587	-	587
Short-Term Securities	-	199,477	-	199,477
Fund Total	$ 2,655,244	$ 583,701	$ -	$ 3,238,945
JNL/Mellon Capital Management VIP Fund
Common Stocks	$ 215,111	$ 33,936	$ -	$ 249,047
Non-U.S. Government Agency ABS	-	40	-	40
Short-Term Securities	1,229	9,430	-	10,659
Fund Total	$ 216,340	$ 43,406	$ -	$ 259,746
JNL/Mellon Capital Management JNL Optimized 5 Fund
Common Stocks	$ 278,091	$ 116,974	$ -	$ 395,065
Non-U.S. Government Agency ABS	-	25	-	25
Short-Term Securities	899	11,410	-	12,309
Fund Total	$ 278,990	$ 128,409	$ -	$ 407,399
JNL/Mellon Capital Management S&P® SMid 60 Fund
Common Stocks	$ 241,248	$ -	$ -	$ 241,248
Non-U.S. Government Agency ABS	-	12	-	12
Short-Term Securities	1,927	9,100	-	11,027
Fund Total	$ 243,175	$ 9,112	$ -	$ 252,287
JNL/Mellon Capital Management NYSE® International 25 Fund
Common Stocks	$ 80,258	$ -	$ -	$ 80,258
Non-U.S. Government Agency ABS	-	17	-	17
Short-Term Securities	354	19,057	-	19,411
Fund Total	$ 80,612	$ 19,074	$ -	$ 99,686
JNL/Mellon Capital Management Communications Sector Fund
Common Stocks	$ 39,569	$ -	$ -	$ 39,569
Non-U.S. Government Agency ABS	-	5	-	5
Short-Term Securities	204	1,503	-	1,707
Fund Total	$ 39,773	$ 1,508	$ -	$ 41,281
JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks	$ 51,064	$ -	$ -	$ 51,064
Non-U.S. Government Agency ABS	-	1	-	1
Short-Term Securities	-	2,231	-	2,231
Fund Total	$ 51,064	$ 2,232	$ -	$ 53,296
JNL/Mellon Capital Management Financial Sector Fund
Common Stocks	$ 151,491	$ -	$ -	$ 151,491
Non-U.S. Government Agency ABS	-	11	-	11
Short-Term Securities	1,400	5,777	-	7,177
Fund Total	$ 152,891	$ 5,788	$ -	$ 158,679
JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks	$ 150,370	$ -	$ -	$ 150,370
Non-U.S. Government Agency ABS	-	3	-	3
Short-Term Securities	600	3,107	-	3,707
Fund Total	$ 150,970	$ 3,110	$ -	$ 154,080
JNL/Mellon Capital Management Oil & Gas Sector Fund
Common Stocks	$ 447,799	$ -	$ -	$ 447,799
Non-U.S. Government Agency ABS	-	10	-	10
Short-Term Securities	1,743	6,287	-	8,030
Fund Total	$ 449,542	$ 6,297	$ -	$ 455,839
JNL/Mellon Capital Management Technology Sector Fund
Common Stocks	$ 225,232	$ -	$ -	$ 225,232
Non-U.S. Government Agency ABS	-	2	-	2
Short-Term Securities	1,417	3,101	-	4,518
Fund Total	$ 226,649	$ 3,103	$ -	$ 229,752

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2010

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	DowSM 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	DowSM Dividend	S&P® 24
Assets	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Investments - unaffiliated, at value (a) (d)	$ 304,746	$ 240,766	$ 458,666	$ 139,122	$ 562,908	$ 226,029	$ 206,088
Investments - affiliated, at value (b)	18,208	8,436	5,570	11,507	18,486	6,957	5,690
Total investments, at value (c)	322,954	249,202	464,236	150,629	581,394	232,986	211,778
Foreign currency (e)	-	-	590	-	-	-	-
Receivables:
Investment securities sold	-	-	-	17	-	-	-
Fund shares sold	670	197	195	243	675	317	631
Dividends and interest	941	210	5,101	30	119	1,168	305
Foreign taxes recoverable	-	-	-	-	109	-	-
Other assets	1	22	2	-	2	1	10
Total assets	324,566	249,631	470,124	150,919	582,299	234,472	212,724
Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	77	64	113	38	143	58	52
Administrative fees	39	32	78	18	74	29	26
12b-1 fees (Class A)	52	43	78	25	100	38	35
Investment securities purchased	-	-	-	748	1,243	-	2,928
Fund shares redeemed	659	520	888	963	1,358	790	330
Manager fees	17	17	26	3	23	8	2
Other expenses	22	-	11	12	240	16	-
Return of collateral for securities loaned	17,971	8,350	4,458	10,800	15,932	6,737	2,350
Total liabilities	18,837	9,026	5,652	12,607	19,113	7,676	5,723
Net assets	$ 305,729	$ 240,605	$ 464,472	$ 138,312	$ 563,186	$ 226,796	$ 207,001
Net assets consist of:
Paid-in capital	$ 354,920	$ 286,613	$ 500,390	$ 166,985	$ 1,091,149	$ 436,464	$ 227,373
Undistributed net investment income	-	-	-	720	3,681	11,453	1,959
Accumulated net realized gain (loss)	-	-	-	(20,263)	(459,191)	(205,761)	(365)
Net unrealized appreciation (depreciation)
on investments and foreign currency	(49,191)	(46,008)	(35,918)	(9,130)	(72,453)	(15,360)	(21,966)
	$ 305,729	$ 240,605	$ 464,472	$ 138,312	$ 563,186	$ 226,796	$ 207,001
Class A
Net assets	$ 305,729	$ 240,605	$ 464,472	$ 138,221	$ 563,080	$ 226,697	$ 206,896
Shares outstanding (no par value),
unlimited shares authorized	38,079	28,684	33,866	15,187	59,009	38,340	26,264
Net asset value per share	$ 8.03	$ 8.39	$ 13.72	$ 9.10	$ 9.54	$ 5.91	$ 7.88
Class B
Net assets	n/a	n/a	n/a	$ 91	$ 106	$ 99	$ 105
Shares outstanding (no par value),
unlimited shares authorized	n/a	n/a	n/a	13	22	19	15
Net asset value per share	n/a	n/a	n/a	$ 7.00	$ 4.85	$ 5.10	$ 7.05
(a) Investments - unaffiliated, at cost	$ 353,937	$ 286,774	$ 494,608	$ 148,252	$ 635,361	$ 241,389	$ 228,054
(b) Investments - affiliated, at cost	18,208	8,436	5,570	11,507	18,486	6,957	5,690
(c) Total investments, at cost	$ 372,145	$ 295,210	$ 500,178	$ 159,759	$ 653,847	$ 248,346	$ 233,744
(d) Including value of securities on loan	17,267	8,060	4,267	10,409	15,204	6,330	2,270
(e) Foreign currency, at cost	-	-	590	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2010

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
Assets	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund
Investments - unaffiliated, at value (a) (d)	$ 431,783	$ 252,564	$ 3,039,468	$ 249,087	$ 395,090	$ 241,260	$ 80,275
Investments - affiliated, at value (b)	15,976	33,864	199,477	10,659	12,309	11,027	19,411
Total investments, at value (c)	447,759	286,428	3,238,945	259,746	407,399	252,287	99,686
Foreign currency (e)	-	-	2,061	-	270	-	-
Receivables:
Investment securities sold	-	-	-	-	-	232	-
Fund shares sold	363	108	568	169	658	454	94
Dividends and interest	982	198	8,971	511	1,030	295	324
Foreign taxes recoverable	-	-	-	41	282	-	32
Other assets	2	1	57	5	2	14	-
Total assets	449,106	286,735	3,250,602	260,472	409,641	253,282	100,136
Liabilities
Cash overdraft	137	-	655	-	-	-	-
Payables:
Advisory fees	107	65	722	65	100	63	23
Administrative fees	56	33	396	33	52	32	14
12b-1 fees (Class A)	74	44	526	43	69	42	14
Investment securities purchased	-	-	-	-	-	2,203	-
Fund shares redeemed	810	408	5,667	342	614	1,603	307
Manager fees	17	15	118	11	10	3	2
Other expenses	1	1	63	23	52	1	10
Return of collateral for securities loaned	15,976	33,779	199,477	9,430	11,410	9,100	19,057
Total liabilities	17,178	34,345	207,624	9,947	12,307	13,047	19,427
Net assets	$ 431,928	$ 252,390	$ 3,042,978	$ 250,525	$ 397,334	$ 240,235	$ 80,709
Net assets consist of:
Paid-in capital	$ 516,907	$ 529,996	$ 5,247,103	$ 416,015	$ 598,805	$ 248,255	$ 122,275
Undistributed net investment income	18,749	2,544	109,446	8,235	13,084	2,036	3,630
Accumulated net realized gain (loss)	(61,181)	(260,901)	(2,039,062)	(146,217)	(153,805)	16,295	(32,921)
Net unrealized depreciation
on investments and foreign currency	(42,547)	(19,249)	(274,509)	(27,508)	(60,750)	(26,351)	(12,275)
	$ 431,928	$ 252,390	$ 3,042,978	$ 250,525	$ 397,334	$ 240,235	$ 80,709
Class A
Net assets	$ 431,614	$ 252,281	$ 3,034,951	$ 249,775	$ 396,482	$ 240,048	$ 80,581
Shares outstanding (no par value),
unlimited shares authorized	39,466	27,574	422,301	44,596	55,697	27,649	12,670
Net asset value per share	$ 10.94	$ 9.15	$ 7.19	$ 5.60	$ 7.12	$ 8.68	$ 6.36
Class B
Net assets	$ 314	$ 109	$ 8,027	$ 750	$ 852	$ 187	$ 128
Shares outstanding (no par value),
unlimited shares authorized	29	12	1,114	134	120	22	20
Net asset value per share	$ 11.02	$ 9.15	$ 7.21	$ 5.62	$ 7.09	$ 8.60	$ 6.26
(a) Investments - unaffiliated, at cost	$ 474,323	$ 271,813	$ 3,313,995	$ 276,597	$ 455,833	$ 267,611	$ 92,550
(b) Investments - affiliated, at cost	15,976	33,864	199,477	10,659	12,309	11,027	19,411
(c) Total investments, at cost	$ 490,299	$ 305,677	$ 3,513,472	$ 287,256	$ 468,142	$ 278,638	$ 111,961
(d) Including value of securities on loan	15,342	32,424	192,744	9,098	10,968	8,707	18,406
(e) Foreign currency, at cost	-	-	2,063	-	270	-	-

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2010

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
Assets	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Investments - unaffiliated, at value (a) (d)	$ 39,574	$ 51,065	$ 148,810	$ 150,373	$ 447,809	$ 225,234
Investments - affiliated, at value (b)	1,707	2,231	9,869	3,707	8,030	4,518
Total investments, at value (c)	41,281	53,296	158,679	154,080	455,839	229,752
Foreign currency (e)	-	-	-	-	-	-
Receivables:
Investment securities sold	-	692	-	-	1,139	-
Fund shares sold	100	105	204	231	515	487
Dividends and interest	32	30	200	226	266	34
Foreign taxes recoverable	1	-	1	6	-	-
Other assets	-	-	1	1	2	1
Total assets	41,414	54,123	159,085	154,544	457,761	230,274
Liabilities
Cash overdraft	-	638	-	-	-	-
Payables:
Advisory fees	11	15	40	39	113	58
Administrative fees	5	7	20	19	59	29
12b-1 fees (Class A)	6	9	26	25	78	39
Investment securities purchased	141	-	1,261	571	2,092	694
Fund shares redeemed	73	735	781	1,128	2,769	2,164
Manager fees	1	1	3	4	14	4
Other expenses	3	4	11	12	35	18
Return of collateral for securities loaned	1,503	2,231	5,777	3,107	6,287	3,101
Total liabilities	1,743	3,640	7,919	4,905	11,447	6,107
Net assets	$ 39,671	$ 50,483	$ 151,166	$ 149,639	$ 446,314	$ 224,167
Net assets consist of:
Paid-in capital	$ 64,132	$ 58,058	$ 196,918	$ 182,267	$ 562,051	$ 222,953
Undistributed net investment income	1,951	443	2,790	2,770	8,639	708
Accumulated net realized loss	(23,829)	(8,198)	(53,292)	(18,413)	(29,487)	(9,225)
Net unrealized appreciation (depreciation)
on investments and foreign currency	(2,583)	180	4,750	(16,985)	(94,889)	9,731
	$ 39,671	$ 50,483	$ 151,166	$ 149,639	$ 446,314	$ 224,167
Class A
Net assets	$ 39,555	$ 50,362	$ 150,933	$ 149,398	$ 445,550	$ 223,801
Shares outstanding (no par value),
unlimited shares authorized	14,558	6,381	24,369	14,739	22,574	38,584
Net asset value per share	$ 2.72	$ 7.89	$ 6.19	$ 10.14	$ 19.74	$ 5.80
Class B
Net assets	$ 116	$ 121	$ 233	$ 241	$ 764	$ 366
Shares outstanding (no par value),
unlimited shares authorized	45	15	38	24	38	62
Net asset value per share	$ 2.60	$ 7.96	$ 6.18	$ 10.13	$ 19.96	$ 5.86
(a) Investments - unaffiliated, at cost	$ 42,157	$ 50,885	$ 143,726	$ 167,358	$ 542,698	$ 215,503
(b) Investments - affiliated, at cost	1,707	2,231	10,315	3,707	8,030	4,518
(c) Total investments, at cost	$ 43,864	$ 53,116	$ 154,041	$ 171,065	$ 550,728	$ 220,021
(d) Including value of securities on loan	1,442	2,124	5,586	3,019	6,158	3,007
(e) Foreign currency, at cost	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	DowSM 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	DowSM Dividend	S&P® 24
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Investment income
Dividends (a)	$ 6,528	$ 2,943	$ 13,980	$ 797	$ 1,747	$ 5,097	$ 1,649
Foreign taxes withheld	-	-	(861)	(42)	-	-	-
Securities lending	9	3	5	91	38	19	3
Total investment income	6,537	2,946	13,124	846	1,785	5,116	1,652

Expenses
Advisory fees	487	430	739	217	897	357	273
Administrative fees	249	218	512	105	468	179	135
12b-1 fees (Class A)	332	291	512	139	624	239	179
Legal fees	1	1	2	-	2	1	1
Licensing fees	38	19	19	28	468	27	8
Manager fees	5	4	8	2	9	4	2
Other expenses	5	5	9	1	7	2	1
Total expenses	1,117	968	1,801	492	2,475	809	599
Net investment income (loss)	5,420	1,978	11,323	354	(690)	4,307	1,053

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	81,118	68,544	59,067	9,076	66,724	(8,301)	12,340
Affiliated investments	-	-	-	-	-	-	-
Foreign currency related items	-	-	(213)	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	(85,290)	(113,148)	(110,142)	(21,398)	(140,264)	(3,272)	(34,535)
Foreign currency related items	-	-	59	-	-	-	-
Net realized and unrealized gain (loss)	(4,172)	(44,604)	(51,229)	(12,322)	(73,540)	(11,573)	(22,195)

Net increase in net assets from operations	$ 1,248	$ (42,626)	$ (39,906)	$ (11,968)	$ (74,230)	$ (7,266)	$ (21,142)

(a) Dividends from affiliated investments	$ 9	$ 3	$ 5	$ 91	$ 39	$ 19	$ 4

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund
Investment income
Dividends (a)	$ 8,544	$ 1,487	$ 49,774	$ 3,999	$ 7,985	$ 2,502	$ 2,060
Foreign taxes withheld	(223)	-	(1,475)	(261)	(729)	-	(243)
Securities lending	142	697	1,784	175	280	80	89
Total investment income	8,463	2,184	50,083	3,913	7,536	2,582	1,906

Expenses
Advisory fees	633	442	4,582	426	639	379	149
Administrative fees	327	225	2,512	216	331	191	91
12b-1 fees (Class A)	436	300	3,341	288	440	254	91
Legal fees	2	1	12	1	2	1	-
Licensing fees	-	-	141	54	107	12	18
Manager fees	6	5	50	5	6	3	1
Other expenses	5	3	40	3	6	1	2
Total expenses	1,409	976	10,678	993	1,531	841	352
Net investment income (loss)	7,054	1,208	39,405	2,920	6,005	1,741	1,554

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	182,850	59,978	60,117	31,341	62,335	34,921	1,445
Affiliated investments	-	-	-	-	-	-	-
Foreign currency related items	8	-	(39)	47	31	-	(2)
Net change in unrealized appreciation or depreciation on:
Investments	(171,577)	(76,335)	(270,138)	(63,022)	(117,343)	(63,567)	(17,732)
Foreign currency related items	(9)	-	3	2	(20)	-	-
Net realized and unrealized gain (loss)	11,272	(16,357)	(210,057)	(31,632)	(54,997)	(28,646)	(16,289)

Net increase in net assets from operations	$ 18,326	$ (15,149)	$ (170,652)	$ (28,712)	$ (48,992)	$ (26,905)	$ (14,735)

(a) Dividends from affiliated investments	$ 142	$ 697	$ 1,785	$ 175	$ 280	$ 81	$ 89

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Investment income
Dividends (a)	$ 868	$ 312	$ 1,280	$ 1,591	$ 4,696	$ 1,118
Foreign taxes withheld	-	-	(1)	(8)	-	-
Securities lending	4	8	36	13	43	13
Total investment income	872	320	1,315	1,596	4,739	1,131

Expenses
Advisory fees	66	76	246	252	717	376
Administrative fees	29	34	119	123	372	190
12b-1 fees (Class A)	38	45	159	164	495	252
Legal fees	-	-	1	1	2	1
Licensing fees	4	5	18	19	56	28
Manager fees	1	1	2	2	7	3
Other expenses	1	-	2	1	5	4
Total expenses	139	161	547	562	1,654	854
Net investment income (loss)	733	159	768	1,034	3,085	277

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(2,691)	(107)	(6,115)	(2,496)	(5,101)	4,986
Affiliated investments	-	-	(202)	-	-	-
Foreign currency related items	-	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	(765)	(3,240)	(2,065)	(12,622)	(67,436)	(33,105)
Foreign currency related items	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(3,456)	(3,347)	(8,382)	(15,118)	(72,537)	(28,119)

Net increase in net assets from operations	$ (2,723)	$ (3,188)	$ (7,614)	$ (14,084)	$ (69,452)	$ (27,842)

(a) Dividends from affiliated investments	$ 4	$ 8	$ 56	$ 13	$ 44	$ 13

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	DowSM 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	DowSM Dividend	S&P® 24
Operations	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Net investment income (loss)	$ 5,420	$ 1,978	$ 11,323	$ 354	$ (690)	$ 4,307	$ 1,053
Net realized gain (loss)	81,118	68,544	58,854	9,076	66,724	(8,301)	12,340
Net change in unrealized appreciation (depreciation)	(85,290)	(113,148)	(110,083)	(21,398)	(140,264)	(3,272)	(34,535)
Net increase (decrease) in net assets from operations	1,248	(42,626)	(39,906)	(11,968)	(74,230)	(7,266)	(21,142)
Share transactions¹
Proceeds from the sale of shares
Class A	43,921	28,361	53,687	73,344	140,136	49,435	128,928
Class B	-	-	-	15	32	34	8
Cost of shares redeemed
Class A	(77,507)	(65,507)	(120,662)	(41,308)	(132,063)	(60,081)	(39,539)
Class B	-	-	-	(10)	(20)	(86)	(2)
Net increase (decrease) in net assets
from share transactions	(33,586)	(37,146)	(66,975)	32,041	8,085	(10,698)	89,395
Net increase (decrease) in net assets	(32,338)	(79,772)	(106,881)	20,073	(66,145)	(17,964)	68,253
Net assets beginning of period	338,067	320,377	571,353	118,239	629,331	244,760	138,748
Net assets end of period	$ 305,729	$ 240,605	$ 464,472	$ 138,312	$ 563,186	$ 226,796	$ 207,001
Undistributed net investment income	$ -	$ -	$ -	$ 720	$ 3,681	$ 11,453	$ 1,959
¹Share transactions
Shares sold
Class A	5,230	3,000	3,830	7,279	13,120	7,992	15,053
Class B	-	-	-	2	6	6	1
Shares redeemed
Class A	(9,277)	(6,940)	(8,643)	(4,115)	(12,433)	(9,772)	(4,679)
Class B	-	-	-	(1)	(4)	(16)	-
Net increase (decrease)
Class A	(4,047)	(3,940)	(4,813)	3,164	687	(1,780)	10,374
Class B	-	-	-	1	2	(10)	1
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 183,079	$ 310,874	$ 313,704	$ 132,949	$ 649,915	$ 203,505	$ 219,561
Proceeds from sales of securities	211,327	344,722	373,536	99,497	639,974	210,538	129,755

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
Operations	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund
Net investment income (loss)	$ 7,054	$ 1,208	$ 39,405	$ 2,920	$ 6,005	$ 1,741	$ 1,554
Net realized gain (loss)	182,858	59,978	60,078	31,388	62,366	34,921	1,443
Net change in unrealized appreciation (depreciation)	(171,586)	(76,335)	(270,135)	(63,020)	(117,363)	(63,567)	(17,732)
Net increase (decrease) in net assets from operations	18,326	(15,149)	(170,652)	(28,712)	(48,992)	(26,905)	(14,735)
Share transactions¹
Proceeds from the sale of shares
Class A	124,180	50,184	308,196	36,749	78,570	173,806	44,132
Class B	135	29	827	112	234	305	30
Cost of shares redeemed
Class A	(120,621)	(120,153)	(607,872)	(88,698)	(91,439)	(103,202)	(33,993)
Class B	(82)	(14)	(1,236)	(129)	(237)	(266)	(22)
Net increase (decrease) in net assets
from share transactions	3,612	(69,954)	(300,085)	(51,966)	(12,872)	70,643	10,147
Net increase (decrease) in net assets	21,938	(85,103)	(470,737)	(80,678)	(61,864)	43,738	(4,588)
Net assets beginning of period	409,990	337,493	3,513,715	331,203	459,198	196,497	85,297
Net assets end of period	$ 431,928	$ 252,390	$ 3,042,978	$ 250,525	$ 397,334	$ 240,235	$ 80,709
Undistributed net investment income	$ 18,749	$ 2,544	$ 109,446	$ 8,235	$ 13,084	$ 2,036	$ 3,630
¹Share transactions
Shares sold
Class A	10,810	5,167	40,379	6,035	10,067	17,549	5,981
Class B	12	3	108	18	29	30	4
Shares redeemed
Class A	(10,743)	(12,494)	(80,313)	(14,860)	(11,883)	(10,805)	(4,897)
Class B	(7)	(1)	(160)	(20)	(29)	(28)	(3)
Net increase (decrease)
Class A	67	(7,327)	(39,934)	(8,825)	(1,816)	6,744	1,084
Class B	5	2	(52)	(2)	-	2	1
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 495,347	$ 268,378	$ 2,914,853	$ 283,946	$ 416,506	$ 264,283	$ 66,605
Proceeds from sales of securities	484,201	336,874	3,171,229	333,647	424,682	189,968	55,173

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
Operations	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Net investment income (loss)	$ 733	$ 159	$ 768	$ 1,034	$ 3,085	$ 277
Net realized gain (loss)	(2,691)	(107)	(6,317)	(2,496)	(5,101)	4,986
Net change in unrealized appreciation (depreciation)	(765)	(3,240)	(2,065)	(12,622)	(67,436)	(33,105)
Net increase (decrease) in net assets from operations	(2,723)	(3,188)	(7,614)	(14,084)	(69,452)	(27,842)
Share transactions¹
Proceeds from the sale of shares
Class A	15,205	38,775	72,544	62,090	168,555	134,851
Class B	33	18	123	66	258	56
Cost of shares redeemed
Class A	(13,798)	(20,126)	(61,127)	(58,841)	(135,445)	(129,340)
Class B	(20)	(1)	(120)	(51)	(265)	(53)
Net increase (decrease) in net assets
from share transactions	1,420	18,666	11,420	3,264	33,103	5,514
Net increase (decrease) in net assets	(1,303)	15,478	3,806	(10,820)	(36,349)	(22,328)
Net assets beginning of period	40,974	35,005	147,360	160,459	482,663	246,495
Net assets end of period	$ 39,671	$ 50,483	$ 151,166	$ 149,639	$ 446,314	$ 224,167
Undistributed net investment income	$ 1,951	$ 443	$ 2,790	$ 2,770	$ 8,639	$ 708
¹Share transactions
Shares sold
Class A	5,383	4,440	10,542	5,612	7,485	21,018
Class B	12	2	18	6	11	9
Shares redeemed
Class A	(4,965)	(2,358)	(9,113)	(5,389)	(6,165)	(20,592)
Class B	(7)	-	(17)	(4)	(12)	(9)
Net increase (decrease)
Class A	418	2,082	1,429	223	1,320	426
Class B	5	2	1	2	(1)	-
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 11,534	$ 26,422	$ 37,076	$ 23,395	$ 75,258	$ 67,180
Proceeds from sales of securities	9,456	6,953	25,402	17,182	38,308	60,735

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	DowSM 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	DowSM Dividend	S&P® 24
Operations	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Net investment income	$ 13,207	$ 5,543	$ 23,055	$ 366	$ 4,375	$ 7,148	$ 906
Net realized gain (loss)	(261,995)	(248,716)	(406,837)	(539)	(71,921)	(16,836)	(1,632)
Net change in unrealized appreciation (depreciation)	293,065	296,198	526,574	24,531	144,000	52,701	14,230
Net increase in net assets from operations	44,277	53,025	142,792	24,358	76,454	43,013	13,504
Distributions
From net investment income
Class A	-	-	-	-	(761)	(14,545)	(247)
Class B	-	-	-	-	(1)	(11)	-
From net realized gains on investment transactions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions	-	-	-	-	(762)	(14,556)	(247)
Share transactions¹
Proceeds from the sale of shares
Class A	69,796	65,844	101,947	79,179	209,754	70,395	122,922
Class B	-	-	-	76	336	67	22
Reinvestment of distributions
Class A	-	-	-	-	761	14,545	247
Class B	-	-	-	-	1	11	-
Cost of shares redeemed
Class A	(111,808)	(118,174)	(197,055)	(40,456)	(210,355)	(66,627)	(29,843)
Class B	-	-	-	(77)	(327)	(28)	(9)
Net increase (decrease) in net assets
from share transactions	(42,012)	(52,330)	(95,108)	38,722	170	18,363	93,339
Net increase in net assets	2,265	695	47,684	63,080	75,862	46,820	106,596
Net assets beginning of year	335,802	319,682	523,669	55,159	553,469	197,940	32,152
Net assets end of year	$ 338,067	$ 320,377	$ 571,353	$ 118,239	$ 629,331	$ 244,760	$ 138,748
Undistributed net investment income	$ -	$ -	$ -	$ 366	$ 4,371	$ 7,146	$ 906
¹Share transactions
Shares sold
Class A	10,973	7,959	8,494	9,375	21,837	14,339	15,545
Class B	-	-	-	12	69	15	3
Reinvestment of distributions
Class A	-	-	-	-	71	2,373	28
Class B	-	-	-	-	-	2	-
Shares redeemed
Class A	(17,285)	(14,328)	(16,274)	(4,867)	(22,181)	(13,261)	(4,042)
Class B	-	-	-	(12)	(65)	(6)	(1)
Net increase (decrease)
Class A	(6,312)	(6,369)	(7,780)	4,508	(273)	3,451	11,531
Class B	-	-	-	-	4	11	2
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 136,211	$ 291,512	$ 331,129	$ 54,278	$ 152,745	$ 47,877	$ 109,999
Proceeds from sales of securities	166,020	339,044	404,074	14,966	132,952	35,454	15,744

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
Operations	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund
Net investment income	$ 11,709	$ 1,569	$ 70,747	$ 4,875	$ 6,306	$ 316	$ 2,080
Net realized gain (loss)	(187,653)	(233,610)	(458,917)	(23,009)	(32,119)	2,979	(8,862)
Net change in unrealized appreciation (depreciation)	323,124	247,145	1,072,830	81,231	146,483	39,275	29,361
Net increase in net assets from operations	147,180	15,104	684,660	63,097	120,670	42,570	22,579
Distributions
From net investment income
Class A	(15,714)	(2,867)	(113,160)	(4,803)	(10,244)	(1,233)	(3,431)
Class B	(10)	(1)	(305)	(14)	(23)	(1)	(6)
From net realized gains on investment transactions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions	(15,724)	(2,868)	(113,465)	(4,817)	(10,267)	(1,234)	(3,437)
Share transactions¹
Proceeds from the sale of shares
Class A	71,182	111,532	623,738	89,816	131,317	179,062	53,039
Class B	53	60	1,973	258	279	380	63
Reinvestment of distributions
Class A	15,714	2,867	113,160	4,803	10,244	1,233	3,431
Class B	10	1	305	14	23	1	6
Cost of shares redeemed
Class A	(152,149)	(97,321)	(851,193)	(72,563)	(110,385)	(70,429)	(44,469)
Class B	(34)	(38)	(2,070)	(284)	(241)	(306)	(76)
Net increase (decrease) in net assets
from share transactions	(65,224)	17,101	(114,087)	22,044	31,237	109,941	11,994
Net increase in net assets	66,232	29,337	457,108	80,324	141,640	151,277	31,136
Net assets beginning of year	343,758	308,156	3,056,607	250,879	317,558	45,220	54,161
Net assets end of year	$ 409,990	$ 337,493	$ 3,513,715	$ 331,203	$ 459,198	$ 196,497	$ 85,297
Undistributed net investment income	$ 11,695	$ 1,336	$ 70,041	$ 5,315	$ 7,079	$ 295	$ 2,076
¹Share transactions
Shares sold
Class A	8,378	12,730	98,869	17,367	19,928	23,068	8,318
Class B	6	7	312	50	43	59	10
Reinvestment of distributions
Class A	1,521	303	15,008	782	1,293	136	471
Class B	1	-	40	2	3	-	1
Shares redeemed
Class A	(19,125)	(11,259)	(133,687)	(14,194)	(17,260)	(10,019)	(6,765)
Class B	(4)	(4)	(317)	(53)	(36)	(50)	(12)
Net increase (decrease)
Class A	(9,226)	1,774	(19,810)	3,955	3,961	13,185	2,024
Class B	3	3	35	(1)	10	9	(1)
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 228,501	$ 274,256	$ 836,465	$ 75,141	$ 99,804	$ 147,344	$ 40,173
Proceeds from sales of securities	300,252	260,428	991,525	47,660	70,039	38,527	30,168

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
Operations	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Net investment income	$ 1,219	$ 283	$ 2,021	$ 1,737	$ 5,558	$ 431
Net realized gain (loss)	(7,961)	(4,435)	(28,023)	(6,483)	(21,574)	(9,312)
Net change in unrealized appreciation (depreciation)	12,969	11,281	54,795	29,414	97,509	77,488
Net increase in net assets from operations	6,227	7,129	28,793	24,668	81,493	68,607
Distributions
From net investment income
Class A	(1,445)	(176)	(2,016)	(1,749)	(3,923)	(162)
Class B	(4)	(1)	(3)	(3)	(9)	-
From net realized gains on investment transactions
Class A	-	-	-	(4,863)	(32,397)	-
Class B	-	-	-	(8)	(59)	-
Total distributions	(1,449)	(177)	(2,019)	(6,623)	(36,388)	(162)
Share transactions¹
Proceeds from the sale of shares
Class A	21,200	19,652	116,648	84,303	275,561	218,861
Class B	61	5	210	83	363	260
Reinvestment of distributions
Class A	1,445	176	2,016	6,612	36,320	162
Class B	4	1	3	11	68	-
Cost of shares redeemed
Class A	(15,378)	(15,304)	(73,928)	(75,983)	(215,632)	(94,109)
Class B	(43)	(9)	(154)	(79)	(337)	(112)
Net increase (decrease) in net assets
from share transactions	7,289	4,521	44,795	14,947	96,343	125,062
Net increase in net assets	12,067	11,473	71,569	32,992	141,448	193,507
Net assets beginning of year	28,907	23,532	75,791	127,467	341,215	52,988
Net assets end of year	$ 40,974	$ 35,005	$ 147,360	$ 160,459	$ 482,663	$ 246,495
Undistributed net investment income	$ 1,218	$ 284	$ 2,022	$ 1,736	$ 5,554	$ 431
¹Share transactions
Shares sold
Class A	8,054	2,916	22,588	8,485	13,044	42,589
Class B	24	1	38	8	17	57
Reinvestment of distributions
Class A	509	22	319	597	1,624	26
Class B	2	-	1	1	3	-
Shares redeemed
Class A	(6,473)	(2,465)	(13,760)	(7,921)	(10,051)	(17,865)
Class B	(17)	(2)	(28)	(8)	(16)	(21)
Net increase (decrease)
Class A	2,090	473	9,147	1,161	4,617	24,750
Class B	9	(1)	11	1	4	36
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 16,317	$ 11,866	$ 70,556	$ 46,443	$ 140,967	$ 159,990
Proceeds from sales of securities	9,320	7,173	24,618	37,226	74,022	34,185

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)					Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net		Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment		& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)		Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management DowSM 10 Fund

Class A
6/30/2010	$ 8.03	$ 0.14		$ (0.14)	$ -	$ -	$ -	$ 8.03	0.00%	$ 305,729	56%	0.67%	3.26%
12/31/2009	6.93	0.29		0.81	1.10	-	-	8.03	15.87	338,067	45	0.68	4.37
12/31/2008	12.84	0.43		(6.34)	(5.91)	-	-	6.93	(46.03)	335,802	24	0.67	4.24
12/31/2007	12.71	0.39		(0.26)	0.13	-	-	12.84	1.02	815,451	11	0.66	2.92
12/31/2006	9.81	0.38		2.52	2.90	-	-	12.71	29.56	847,894	8	0.67	3.41
12/31/2005	10.40	0.20		(0.79)	(0.59)	-	-	9.81	(5.67)	547,056	23	0.68	3.60

JNL/Mellon Capital Management S&P® 10 Fund

Class A
6/30/2010	9.82	0.06		(1.49)	(1.43)	-	-	8.39	(14.56)	240,605	107	0.67	1.36
12/31/2009	8.20	0.15		1.47	1.62	-	-	9.82	19.76	320,377	98	0.67	1.84
12/31/2008	16.28	0.10		(8.18)	(8.08)	-	-	8.20	(49.63)	319,682	109	0.67	0.74
12/31/2007	15.50	0.14		0.64	0.78	-	-	16.28	5.03	833,585	111	0.65	0.87
12/31/2006	14.81	0.04		0.65	0.69	-	-	15.50	4.66	803,010	68	0.65	0.24
12/31/2005	10.79	(0.03)		4.05	4.02	-	-	14.81	37.26	694,829	67	0.66	(0.03)

JNL/Mellon Capital Management Global 15 Fund

Class A
6/30/2010	14.77	0.31		(1.36)	(1.05)	-	-	13.72	(7.11)	464,472	62	0.70	4.42
12/31/2009	11.27	0.54		2.96	3.50	-	-	14.77	31.06	571,353	64	0.71	4.39
12/31/2008	21.89	0.75		(11.37)	(10.62)	-	-	11.27	(48.52)	523,669	66	0.70	4.32
12/31/2007	19.70	0.68		1.51	2.19	-	-	21.89	11.12	1,308,309	34	0.69	3.13
12/31/2006	14.06	0.64		5.00	5.64	-	-	19.70	40.11	1,121,001	36	0.70	3.87
12/31/2005	12.76	0.26		1.04	1.30	-	-	14.06	10.19	639,672	41	0.71	3.40

JNL/Mellon Capital Management Nasdaq® 25 Fund

Class A
6/30/2010	9.83	0.03		(0.76)	(0.73)	-	-	9.10	(7.43)	138,221	73	0.71	0.51
12/31/2009	7.33	0.04		2.46	2.50	-	-	9.83	34.11	118,145	19	0.72	0.46
12/31/2008	13.42	(0.01)		(5.58)	(5.59)	0.00 (e)	(0.50)	7.33	(41.51)	55,091	87	0.75	(0.07)
12/31/2007	11.26	(0.02)		2.18	2.16	-	-	13.42	19.18	111,306	161	0.74	(0.20)
12/31/2006	10.76	(0.07)		0.57	0.50	-	-	11.26	4.65	65,366	91	0.76	(0.67)
12/31/2005	10.87	-		(0.11)	(0.11)	-	-	10.76	(1.01)	42,139	38	0.76	(0.10)

Class B
6/30/2010	7.55	0.03		(0.58)	(0.55)	-	-	7.00	(7.28)	91	73	0.51	0.73
12/31/2009	5.62	0.04		1.89	1.93	-	-	7.55	34.34	94	19	0.52	0.70
12/31/2008	10.52	0.01		(4.38)	(4.37)	(0.03)	(0.50)	5.62	(41.41)	68	87	0.55	0.14
12/03(a)-12/31/2007	10.00	-		0.52	0.52	-	-	10.52	5.20	105	161	0.54	0.42

JNL/Mellon Capital Management Value Line® 30 Fund

Class A
6/30/2010	10.79	(0.01)		(1.24)	(1.25)	-	-	9.54	(11.58)	563,080	104	0.79	(0.22)
12/31/2009	9.44	0.08		1.28	1.36	(0.01)	-	10.79	14.44	629,223	24	0.80	0.80
12/31/2008	18.77	0.01		(8.91)	(8.90)	(0.05)	(0.38)	9.44	(47.36)	553,390	88	0.79	0.09
12/31/2007	15.70	0.04		3.03	3.07	-	-	18.77	19.55	1,166,889	159	0.79	0.23
12/31/2006	15.92	(0.02)		(0.20)	(0.22)	-	-	15.70	(1.38)	822,541	55	0.79	(0.15)
12/31/2005	11.47	-		4.45	4.45	-	-	15.92	38.80	451,861	18	0.81	(0.11)

Class B
6/30/2010	5.48	(0.00)	(e)	(0.63)	(0.63)	-	-	4.85	(11.50)	106	104	0.59	(0.02)
12/31/2009	4.83	0.05		0.64	0.69	(0.04)	-	5.48	14.37	108	24	0.60	1.08
12/31/2008	10.13	0.03		(4.87)	(4.84)	(0.08)	(0.38)	4.83	(47.63)	79	88	0.59	0.31
12/03(a)-12/31/2007	10.00	0.02		0.11	0.13	-	-	10.13	1.30	101	159	0.59	3.20

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)				Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management DowSM Dividend Fund

Class A
6/30/2010	$ 6.10	$ 0.11	$ (0.30)	$ (0.19)	$ -	$ -	$ 5.91	(3.11)%	$ 226,697	85%	0.68%	3.60%
12/31/2009	5.40	0.19	0.89	1.08	(0.38)	-	6.10	20.03	244,605	18	0.68	3.66
12/31/2008	10.79	0.39	(5.71)	(5.32)	(0.04)	(0.03)	5.40	(49.27)	197,854	87	0.68	4.67
12/31/2007	11.99	0.37	(1.57)	(1.20)	-	-	10.79	(10.01)	400,792	110	0.67	3.08
01/17(a) -12/31/2006	10.00	0.29	1.70	1.99	-	-	11.99	19.90	278,522	5	0.70	2.74

Class B
6/30/2010	5.26	0.10	(0.26)	(0.16)	-	-	5.10	(3.04)	99	85	0.48	3.64
12/31/2009	4.70	0.17	0.79	0.96	(0.40)	-	5.26	20.39	155	18	0.48	3.73
12/31/2008	9.46	0.35	(5.02)	(4.67)	(0.06)	(0.03)	4.70	(49.31)	86	87	0.48	4.92
12/03(a)-12/31/2007	10.00	0.03	(0.57)	(0.54)	-	-	9.46	(5.40)	95	110	0.48	4.57

JNL/Mellon Capital Management S&P® 24 Fund

Class A
6/30/2010	8.72	0.05	(0.89)	(0.84)	-	-	7.88	(9.63)	206,896	81	0.67	1.17
12/31/2009	7.36	0.13	1.25	1.38	(0.02)	-	8.72	18.70	138,638	27	0.70	1.61
12/31/2008	11.08	0.09	(3.72)	(3.63)	-	(0.09)	7.36	(32.73)	32,072	117	0.74	0.93
12/31/2007	10.30	0.11	0.67	0.78	-	-	11.08	7.57	23,326	184	0.73	1.03
05/01(a) - 12/31/2006	10.00	0.03	0.27	0.30	-	-	10.30	3.00	17,705	2	0.74	0.40

Class B
6/30/2010	7.81	0.05	(0.81)	(0.76)	-	-	7.05	(9.73)	105	81	0.47	1.31
12/31/2009	6.57	0.12	1.14	1.26	(0.02)	-	7.81	19.18	110	27	0.50	1.81
12/31/2008	9.89	0.09	(3.32)	(3.23)	-	(0.09)	6.57	(32.63)	80	117	0.54	1.10
12/03(a)-12/31/2007	10.00	-	(0.11)	(0.11)	-	-	9.89	(1.10)	99	184	0.54	0.06

JNL/Mellon Capital Management 25 Fund

Class A
6/30/2010	10.40	0.18	0.36	0.54	-	-	10.94	5.19	431,614	111	0.65	3.23
12/31/2009	7.07	0.28	3.46	3.74	(0.41)	-	10.40	52.94	409,737	67	0.65	3.43
12/31/2008	13.25	0.35	(5.06)	(4.71)	(0.41)	(1.06)	7.07	(35.23)	343,607	80	0.65	3.04
12/31/2007	14.13	0.31	(0.70)	(0.39)	(0.24)	(0.25)	13.25	(2.83)	705,842	66	0.64	2.15
12/31/2006	12.59	0.26	1.28	1.54	-	-	14.13	12.23	732,813	53	0.65	1.93
12/31/2005	12.97	0.21	(0.59)	(0.38)	-	-	12.59	(2.93)	547,809	68	0.65	2.25

Class B
6/30/2010	10.46	0.20	0.36	0.56	-	-	11.02	5.35	314	111	0.45	3.46
12/31/2009	7.11	0.30	3.49	3.79	(0.44)	-	10.46	53.31	253	67	0.45	3.62
12/31/2008	13.36	0.37	(5.11)	(4.74)	(0.45)	(1.06)	7.11	(35.17)	151	80	0.45	3.23
12/31/2007	14.14	0.33	(0.69)	(0.36)	(0.17)	(0.25)	13.36	(2.59)	293	66	0.44	2.29
05/01(a) - 12/31/2006	13.41	0.19	0.54	0.73	-	-	14.14	5.44	340	53	0.45	2.12

JNL/Mellon Capital Management Select Small-Cap Fund

Class A
6/30/2010	9.67	0.04	(0.56)	(0.52)	-	-	9.15	(5.38)	252,281	107	0.65	0.81
12/31/2009	9.30	0.05	0.40	0.45	(0.08)	-	9.67	4.89	337,393	91	0.65	0.55
12/31/2008	19.17	0.10	(7.95)	(7.85)	(0.05)	(1.97)	9.30	(40.06)	308,084	115	0.65	0.58
12/31/2007	23.79	0.04	(2.46)	(2.42)	-	(2.20)	19.17	(10.45)	639,967	107	0.65	0.19
12/31/2006	21.73	(0.09)	2.15	2.06	-	-	23.79	9.48	722,069	91	0.65	(0.40)
12/31/2005	19.95	(0.06)	1.84	1.78	-	-	21.73	8.92	546,818	72	0.65	0.32

Class B
6/30/2010	9.66	0.05	(0.56)	(0.51)	-	-	9.15	(5.28)	109	107	0.45	1.01
12/31/2009	9.30	0.07	0.40	0.47	(0.11)	-	9.66	5.10	100	91	0.45	0.78
12/31/2008	19.22	0.13	(7.97)	(7.84)	(0.11)	(1.97)	9.30	(39.91)	72	115	0.45	0.74
12/31/2007	23.81	0.10	(2.49)	(2.39)	-	(2.20)	19.22	(10.32)	179	107	0.45	0.43
05/01(a) - 12/31/2006	24.18	(0.03)	(0.34)	(0.37)	-	-	23.81	(1.53)	131	91	0.45	(0.19)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)					Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management JNL 5 Fund

Class A
6/30/2010	$ 7.58	$ 0.09	$ (0.48)	$ (0.39)	$ -		$ -	$ 7.19	(5.15)%	$ 3,034,951	88%	0.64%	2.35%
12/31/2009	6.33	0.15	1.35	1.50	(0.25)		-	7.58	23.74	3,504,852	28	0.64	2.32
12/31/2008	14.24	0.30	(6.40)	(6.10)	(0.27)		(1.54)	6.33	(42.39)	3,049,435	74	0.64	2.59
12/31/2007	14.31	0.29	(0.08)	0.21	(0.11)		(0.17)	14.24	1.50	5,684,481	90	0.64	1.95
12/31/2006	12.08	0.25	2.03	2.28	(0.04)		(0.01)	14.31	18.82	3,739,161	32	0.64	1.87
12/31/2005	10.91	0.09	1.08	1.17	-		-	12.08	10.75	1,264,000	13	0.65	1.69

Class B
6/30/2010	7.60	0.10	(0.49)	(0.39)	-		-	7.21	(5.13)	8,027	88	0.44	2.57
12/31/2009	6.34	0.16	1.37	1.53	(0.27)		-	7.60	24.19	8,863	28	0.44	2.51
12/31/2008	14.29	0.32	(6.44)	(6.12)	(0.29)		(1.54)	6.34	(42.35)	7,172	74	0.44	2.81
12/31/2007	14.35	0.32	(0.07)	0.25	(0.14)		(0.17)	14.29	1.75	10,550	90	0.44	2.15
12/31/2006	12.10	0.28	2.02	2.30	(0.04)		(0.01)	14.35	18.99	7,127	32	0.44	2.08
12/31/2005	10.91	0.11	1.08	1.19	-		-	12.10	10.93	2,731	13	0.45	1.85

JNL/Mellon Capital Management VIP Fund

Class A
6/30/2010	6.18	0.06	(0.64)	(0.58)	-		-	5.60	(9.39)	249,775	98	0.69	2.02
12/31/2009	5.06	0.09	1.12	1.21	(0.09)		-	6.18	23.95	330,358	18	0.69	1.81
12/31/2008	14.55	0.16	(6.51)	(6.35)	(0.18)		(2.96)	5.06	(42.83)	250,184	79	0.69	1.39
12/31/2007	13.56	0.17	1.30	1.47	(0.10)		(0.38)	14.55	10.91	448,864	148	0.69	1.18
12/31/2006	12.15	0.12	1.35	1.47	(0.03)		(0.03)	13.56	12.08	430,362	53	0.69	0.92
12/31/2005	11.10	0.05	1.04	1.09	-		(0.04)	12.15	9.78	235,320	20	0.71	0.75

Class B
6/30/2010	6.20	0.07	(0.65)	(0.58)	-		-	5.62	(9.35)	750	98	0.49	2.28
12/31/2009	5.07	0.11	1.12	1.23	(0.10)		-	6.20	24.37	845	18	0.49	2.03
12/31/2008	14.59	0.18	(6.53)	(6.35)	(0.21)		(2.96)	5.07	(42.70)	695	79	0.49	1.60
12/31/2007	13.61	0.20	1.29	1.49	(0.13)		(0.38)	14.59	11.07	1,180	148	0.49	1.36
12/31/2006	12.17	0.14	1.36	1.50	(0.03)		(0.03)	13.61	12.34	1,182	53	0.49	1.12
12/31/2005	11.09	0.08	1.04	1.12	-		(0.04)	12.17	10.06	628	20	0.51	0.94

JNL/Mellon Capital Management JNL Optimized 5 Fund

Class A
6/30/2010	7.97	0.11	(0.96)	(0.85)	-		-	7.12	(10.67)	396,482	96	0.69	2.72
12/31/2009	5.92	0.12	2.11	2.23	(0.18)		-	7.97	37.72	458,245	19	0.70	1.73
12/31/2008	11.99	0.23	(5.77)	(5.54)	0.00	(e)	(0.53)	5.92	(46.08)	316,910	72	0.70	2.48
12/31/2007	10.79	0.19	1.27	1.46	(0.10)		(0.16)	11.99	13.58	407,297	116	0.71	1.58
05/01(a) - 12/31/2006	10.00	0.08	0.75	0.83	(0.04)		0.00 (e)	10.79	8.34	94,219	2	0.76	1.19

Class B
6/30/2010	7.93	0.11	(0.95)	(0.84)	-		-	7.09	(10.59)	852	96	0.49	2.92
12/31/2009	5.89	0.13	2.11	2.24	(0.20)		-	7.93	38.00	953	19	0.50	1.91
12/31/2008	11.91	0.24	(5.73)	(5.49)	0.00	(e)	(0.53)	5.89	(45.97)	648	72	0.50	2.60
12/31/2007	10.79	0.21	1.27	1.48	(0.20)		(0.16)	11.91	13.80	540	116	0.52	1.81
05/01(a) - 12/31/2006	10.00	0.11	0.73	0.84	(0.05)		0.00 (e)	10.79	8.46	378	2	0.55	1.58

JNL/Mellon Capital Management S&P® SMid 60 Fund

Class A
6/30/2010	9.39	0.07	(0.78)	(0.71)	-		-	8.68	(7.56)	240,048	76	0.66	1.37
12/30/2009	5.85	0.03	3.57	3.60	(0.06)		-	9.39	61.59	196,309	40	0.69	0.33
12/31/2008	8.66	0.20	(2.84)	(2.64)	0.00	(e)	(0.17)	5.85	(30.22)	45,155	152	0.73	2.74
04/30(a) - 12/31/2007	10.00	0.27	(1.34)	(1.07)	(0.17)		(0.10)	8.66	(10.71)	37,981	130	0.73	4.26

Class B
6/30/2010	9.30	0.08	(0.78)	(0.70)	-		-	8.60	(7.53)	187	76	0.46	1.56
12/31/2009	5.79	0.04	3.54	3.58	(0.07)		-	9.30	61.79	188	40	0.49	0.57
12/31/2008	8.56	0.21	(2.81)	(2.60)	0.00	(e)	(0.17)	5.79	(30.10)	65	152	0.53	2.86
04/30(a) - 12/31/2007	10.00	0.24	(1.30)	(1.06)	(0.28)		(0.10)	8.56	(10.58)	97	130	0.53	3.81

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)					Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management NYSE® International 25 Fund

Class A
6/30/2010	$ 7.35	$ 0.12	$ (1.11)	$ (0.99)	$ -		$ -	$ 6.36	(13.47)%	$ 80,581	62%	0.77%	3.40%
12/31/2009	5.65	0.19	1.82	2.01	(0.31)		-	7.35	35.56	85,158	43	0.78	2.92
12/31/2008	11.30	0.40	(5.60)	(5.20)	0.00	(e)	(0.45)	5.65	(45.79)	54,050	71	0.80	4.47
04/30(a) - 12/31/2007	10.00	0.52	1.16	1.68	(0.29)		(0.09)	11.30	16.91	67,684	100	0.81	6.94

Class B
6/30/2010	7.23	0.12	(1.09)	(0.97)	-		-	6.26	(13.42)	128	62	0.57	3.39
12/31/2009	5.57	0.20	1.78	1.98	(0.32)		-	7.23	35.60	139	43	0.58	3.14
12/31/2008	11.12	0.42	(5.52)	(5.10)	0.00	(e)	(0.45)	5.57	(45.62)	111	71	0.60	4.76
04/30(a) - 12/31/2007	10.00	0.49	1.19	1.68	(0.47)		(0.09)	11.12	17.03	188	100	0.61	6.66

JNL/Mellon Capital Management Communications Sector Fund

Class A
6/30/2010	2.89	0.05	(0.22)	(0.17)	-		-	2.72	(5.88)	39,555	24	0.72	3.78
12/31/2009	2.39	0.11	0.50	0.61	(0.11)		-	2.89	25.59	40,864	31	0.72	4.17
12/31/2008	5.78	0.16	(2.49)	(2.33)	(0.24)		(0.82)	2.39	(39.64)	28,835	53	0.76	3.51
12/31/2007	5.88	0.13	0.11	0.24	(0.05)		(0.29)	5.78	4.30	86,673	38	0.72	1.98
12/31/2006	4.44	0.12	1.48	1.60	(0.06)		(0.10)	5.88	36.12	55,926	117	0.75	2.18
12/31/2005	4.93	0.21	(0.16)	0.05	(0.11)		(0.43)	4.44	0.96	13,529	56	0.73	3.71

Class B
6/30/2010	2.77	0.05	(0.22)	(0.17)	-		-	2.60	(6.14)	116	24	0.52	3.92
12/31/2009	2.29	0.11	0.49	0.60	(0.12)		-	2.77	26.12	110	31	0.52	4.34
12/31/2008	5.66	0.15	(2.43)	(2.28)	(0.27)		(0.82)	2.29	(39.64)	72	53	0.56	3.36
12/31/2007	5.79	0.14	0.11	0.25	(0.09)		(0.29)	5.66	4.46	231	38	0.52	2.15
12/31/2006	4.40	0.12	1.49	1.61	(0.12)		(0.10)	5.79	36.68	178	117	0.55	2.32
12/31/2005	4.88	0.22	(0.16)	0.06	(0.11)		(0.43)	4.40	1.18	114	56	0.53	4.35

JNL/Mellon Capital Management Consumer Brands Sector Fund

Class A
6/30/2010	8.12	0.03	(0.26)	(0.23)	-		-	7.89	(2.83)	50,362	16	0.72	0.70
12/31/2009	6.13	0.07	1.96	2.03	(0.04)		-	8.12	33.14	34,896	27	0.72	1.08
12/31/2008	11.05	0.08	(3.60)	(3.52)	(0.03)		(1.37)	6.13	(31.29)	23,446	56	0.75	0.84
12/31/2007	12.54	0.04	(1.03)	(0.99)	(0.05)		(0.45)	11.05	(7.86)	19,065	65	0.75	0.30
12/31/2006	11.22	0.05	1.46	1.51	(0.01)		(0.18)	12.54	13.44	23,575	23	0.75	0.42
12/31/2005	11.79	0.01	(0.29)	(0.28)	(0.01)		(0.28)	11.22	(2.41)	18,615	16	0.73	0.11

Class B
6/30/2010	8.18	0.04	(0.26)	(0.22)	-		-	7.96	(2.69)	121	16	0.52	0.90
12/31/2009	6.17	0.09	1.97	2.06	(0.05)		-	8.18	33.41	109	27	0.52	1.31
12/31/2008	11.12	0.09	(3.62)	(3.53)	(0.05)		(1.37)	6.17	(31.20)	86	56	0.55	0.99
12/31/2007	12.61	0.07	(1.04)	(0.97)	(0.07)		(0.45)	11.12	(7.67)	112	65	0.55	0.53
12/31/2006	11.27	0.07	1.48	1.55	(0.03)		(0.18)	12.61	13.71	120	23	0.55	0.62
12/31/2005	11.81	0.04	(0.29)	(0.25)	(0.01)		(0.28)	11.27	(2.15)	104	16	0.52	0.32

JNL/Mellon Capital Management Financial Sector Fund

Class A
6/30/2010	6.41	0.03	(0.25)	(0.22)	-		-	6.19	(3.43)	150,933	16	0.69	0.96
12/31/2009	5.48	0.10	0.92	1.02	(0.09)		-	6.41	18.62	147,124	22	0.70	1.79
12/31/2008	12.38	0.24	(6.56)	(6.32)	(0.11)		(0.47)	5.48	(50.64)	75,650	32	0.73	2.71
12/31/2007	16.02	0.33	(3.12)	(2.79)	(0.22)		(0.63)	12.38	(17.36)	54,961	40	0.74	2.15
12/31/2006	13.71	0.29	2.27	2.56	(0.15)		(0.10)	16.02	18.68	68,536	27	0.75	1.99
12/31/2005	13.12	0.20	0.60	0.80	(0.15)		(0.06)	13.71	6.11	38,586	13	0.73	2.10

Class B
6/30/2010	6.39	0.04	(0.25)	(0.21)	-		-	6.18	(3.29)	233	16	0.49	1.17
12/31/2009	5.46	0.11	0.92	1.03	(0.10)		-	6.39	18.80	236	22	0.50	2.05
12/31/2008	12.34	0.26	(6.55)	(6.29)	(0.12)		(0.47)	5.46	(50.54)	141	32	0.53	2.79
12/31/2007	15.93	0.36	(3.10)	(2.74)	(0.22)		(0.63)	12.34	(17.17)	209	40	0.54	2.38
12/31/2006	13.62	0.32	2.27	2.59	(0.18)		(0.10)	15.93	18.99	187	27	0.55	2.18
12/31/2005	13.01	0.22	0.60	0.82	(0.15)		(0.06)	13.62	6.32	150	13	0.52	2.26

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)					Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management Healthcare Sector Fund

Class A
6/30/2010	$ 11.04	$ 0.07	$ (0.97)	$ (0.90)	$ -		$ -	$ 10.14	(8.15)%	$ 149,398	11%	0.68%	1.26%
12/31/2009	9.53	0.13	1.87	2.00	(0.13)		(0.36)	11.04	20.97	160,212	29	0.70	1.37
12/31/2008	13.34	0.15	(3.29)	(3.14)	(0.09)		(0.58)	9.53	(23.20)	127,267	41	0.70	1.31
12/31/2007	12.89	0.15	0.84	0.99	(0.08)		(0.46)	13.34	7.65	113,281	31	0.72	1.09
12/31/2006	12.47	0.09	0.68	0.77	(0.06)		(0.29)	12.89	6.19	86,404	22	0.73	0.74
12/31/2005	11.67	0.04	0.85	0.89	(0.03)		(0.06)	12.47	7.61	79,231	20	0.72	0.64

Class B
6/30/2010	11.01	0.08	(0.96)	(0.88)	-		-	10.13	(7.99)	241	11	0.48	1.47
12/31/2009	9.51	0.15	1.86	2.01	(0.15)		(0.36)	11.01	21.12	247	29	0.50	1.56
12/31/2008	13.31	0.17	(3.28)	(3.11)	(0.11)		(0.58)	9.51	(23.05)	200	41	0.50	1.50
12/31/2007	12.91	0.17	0.84	1.01	(0.15)		(0.46)	13.31	7.83	166	31	0.52	1.28
12/31/2006	12.46	0.12	0.68	0.80	(0.06)		(0.29)	12.91	6.45	236	22	0.53	0.94
12/31/2005	11.64	0.07	0.84	0.91	(0.03)		(0.06)	12.46	7.80	181	20	0.51	0.82

JNL/Mellon Capital Management Oil & Gas Sector Fund

Class A
6/30/2010	22.67	0.14	(3.07)	(2.93)	-		-	19.74	(12.92)	445,550	8	0.67	1.24
12/31/2009	20.47	0.30	3.76	4.06	(0.20)		(1.66)	22.67	19.97	481,777	19	0.67	1.39
12/31/2008	36.83	0.27	(14.16)	(13.89)	(0.20)		(2.27)	20.47	(37.80)	340,494	39	0.67	0.81
12/31/2007	28.99	0.23	9.91	10.14	(0.16)		(2.14)	36.83	35.29	515,660	28	0.67	0.67
12/31/2006	25.21	0.23	5.02	5.25	(0.11)		(1.36)	28.99	20.79	300,626	37	0.68	0.83
12/31/2005	18.84	0.09	6.84	6.93	(0.04)		(0.52)	25.21	36.79	181,807	34	0.68	0.82

Class B
6/30/2010	22.90	0.16	(3.10)	(2.94)	-		-	19.96	(12.84)	764	8	0.47	1.44
12/31/2009	20.66	0.34	3.81	4.15	(0.25)		(1.66)	22.90	20.22	886	19	0.47	1.57
12/31/2008	37.17	0.34	(14.32)	(13.98)	(0.26)		(2.27)	20.66	(37.70)	721	39	0.47	1.06
12/31/2007	29.21	0.29	10.01	10.30	(0.20)		(2.14)	37.17	35.57	865	28	0.47	0.85
12/31/2006	25.31	0.28	5.05	5.33	(0.07)		(1.36)	29.21	21.05	607	37	0.49	0.98
12/31/2005	18.88	0.15	6.84	6.99	(0.04)		(0.52)	25.31	37.03	255	34	0.48	1.03

JNL/Mellon Capital Management Technology Sector Fund

Class A
6/30/2010	6.45	0.01	(0.66)	(0.65)	-		-	5.80	(10.08)	223,801	24	0.68	0.22
12/31/2009	3.94	0.02	2.49	2.51	0.00	(e)	-	6.45	63.82	246,091	25	0.69	0.31
12/31/2008	7.68	0.01	(3.35)	(3.34)	0.00	(e)	(0.40)	3.94	(43.42)	52,884	70	0.73	0.20
12/31/2007	6.84	-	0.99	0.99	-		(0.15)	7.68	14.56	104,335	33	0.73	0.02
12/31/2006	6.27	(0.01)	0.60	0.59	-		(0.02)	6.84	9.36	62,827	39	0.75	(0.10)
12/31/2005	6.20	(0.02)	0.17	0.15	(0.06)		(0.02)	6.27	2.43	47,194	30	0.73	(0.15)

Class B
6/30/2010	6.51	0.01	(0.66)	(0.65)	-		-	5.86	(9.98)	366	24	0.48	0.42
12/31/2009	3.97	0.03	2.52	2.55	(0.01)		-	6.51	64.21	404	25	0.49	0.55
12/31/2008	7.74	0.02	(3.38)	(3.36)	(0.01)		(0.40)	3.97	(43.31)	104	70	0.53	0.37
12/31/2007	6.88	0.02	0.99	1.01	-		(0.15)	7.74	14.77	245	33	0.53	0.21
12/31/2006	6.30	0.01	0.59	0.60	-		(0.02)	6.88	9.47	177	39	0.55	0.10
12/31/2005	6.22	(0.10)	0.26	0.16	(0.06)		(0.02)	6.30	2.58	149	30	0.52	0.06

(a) Commencement of operations.
(b)   Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for periods ended after December 31, 2005.
(e) Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Financial Statements

NOTE 1.  ORGANIZATION
The JNL Variable Fund LLC is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999 as amended December 13, 2001.  The JNL Variable Fund LLC includes the following twenty (20) separate Funds, (each a “Fund”, and collectively, “Funds"), each subadvised by Mellon Capital Management Corporation: JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Nasdaq® 25 Fund, JNL/Mellon Capital Management Value Line® 30 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, JNL/Mellon Capital Management S&P® 24 Fund, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management S&P® SMid 60 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, and JNL/Mellon Capital Management Technology Sector Fund. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds' prospectus. The Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”).

Jackson National Asset Management, LLC ("JNAM" or “Adviser”) is a wholly-owned subsidiary of Jackson National Life Insurance Company® ("Jackson") and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNAM serves as investment adviser to each of the Funds.  Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies.  Shares are also sold to qualified and non-qualified retirement plans, as well as, certain affiliated “funds of funds”.

All Funds except for JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund, and JNL/Mellon Capital Management Global 15 Fund are regulated investment companies (each a “RIC Fund”) and offer Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights.  The JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund and JNL/Mellon Capital Management Global 15 Fund are each a limited liability company with its interests solely owned by Jackson National Separate Account-I.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Funds’ Board of Managers (“Board” or “Managers”) and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on the valuation date.  The securities lending collateral funds, which provide daily liquidity, are valued as a practical expedient at the daily reported NAV of the funds as of the close of the NYSE on the valuation date.  Other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value.  Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Adviser determines that such markets lack an appropriate level of liquidity at that time.  In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Funds’ Board.  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Under the procedures adopted by the Funds’ Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Funds have retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If a security is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the security depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

For expanded disclosure of fair value measurements, please see the Notes to the Schedules of Investments, FASB ASC Topic 820, “Fair Value Measurements and Disclosure”.  In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities are required to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number.

JNL Variable Fund LLC (Unaudited)
Notes to the Financial Statements (continued)

Distributions to Shareholders – The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP.  For all the RIC Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, for the RIC Funds will be distributed at least annually, to the extent they exceed available capital loss carryforwards.  For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Federal Income Taxes - Each RIC Fund is a separate taxpayer for federal income tax purposes.  Each RIC Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

Guarantees and Indemnifications – Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars.  Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.  Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Security Transactions and Investment Income - Security transactions are recorded on the trade date.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Interest income is accrued daily.  Realized gains and losses are determined on the specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3.  INVESTMENTS AND RISKS
Securities Lending and Securities Lending Collateral – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers pay the Funds’ securities lending agent negotiated lender fees and the Funds receive a fee equal to a percentage of the negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked to market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

JPMorgan Chase Bank, N.A. (“JPM Chase”) or (“Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund, both separate limited liability companies sponsored by the Adviser.  As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.

At June 30, 2010, the value of the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC were $1.00 per unit.  Values were determined using methodologies consistent with those previously described in Security Valuation.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies.  These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies.

Industry Concentration Risk – A Fund may concentrate its investments in a particular industry.  Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others.  To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

JNL Variable Fund LLC (Unaudited)
Notes to the Financial Statements (continued)

Market, Credit and Counterparty Risk - In the normal course of business the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

NOTE 4.  FINANCIAL DERIVATIVE INSTRUMENTS
FASB ASC Topic 815,  “Derivatives and Hedging" – This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales, to minimize foreign currency exposure on portfolio securities denominated in foreign currencies or as part of its investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and change in value is recorded by a Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon delivery or receipt of the currency, realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts on the Statements of Assets and Liabilities.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the U.S. dollar.

Investments in forward foreign currency contracts are reflected as either assets or liabilities in the Statements of Assets and Liabilities as forward foreign currency contracts.  Realized and unrealized gain (loss) on forward foreign currency contracts are reflected in net realized gain (loss) on foreign currency related items and net change in unrealized appreciation or (depreciation) on foreign currency related items in the Statements of Operations.  The Funds had no forward foreign currency contracts outstanding as of December 31, 2009 and June 30, 2010.  The amounts of realized and changes in unrealized gains and losses on foreign currency related items during the period as disclosed in the Statements of Operations serve as indicators of the volume of activity in investments in forward foreign currency contracts for the Funds.

NOTE 5.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES
Advisory Fee - Each Fund has an investment advisory agreement with JNAM, whereby, JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid to Mellon Capital Management Corporation as compensation for sub-advisory services.  The following is a schedule of the fees each Fund is currently obligated to pay JNAM.

Assets	Annual Rate
$0 to $50 million	0.34%
$50 million to100 million	0.31
$100 million to $750 million	0.28
Over $750 million	0.27

Administrative Fee – JNAM also serves as the “Administrator” to the Funds.  The Funds pay an annual administrative fee of 0.15% of the average daily net assets of each Fund, accrued daily and paid monthly, except for the JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE® International 25 Fund, which each pay an annual administrative fee of 0.20% of the average daily net assets.

In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

12b-1 Fee - The Funds adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund's Class A shares (through the sale of variable insurance products funded by the Funds).  Jackson National Life Distributors LLC ("JNLD"), a wholly-owned subsidiary of Jackson, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  The maximum 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

JNL Variable Fund LLC (Unaudited)
Notes to the Financial Statements (continued)

Affiliated Brokerage Commissions - During the period ended June 30, 2010, JNL/Mellon Capital Management S&P® SMid 60 Fund paid $1 (in thousands) in brokerage fees to affiliates of the Fund on the execution of purchases and sales of portfolio investments.

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds offered by the Adviser at the discretion of the applicable Manager.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds.  Prior to January 1, 2007, Managers were able to defer the receipt of their compensation under a separate plan.  Deferred amounts under that plan are credited at an annual rate of return of five percent (5%).  Liabilities related to deferred balances are included in manager fees payable in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2010, certain Funds invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  In addition, the Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the sub-adviser.  Certain Funds participating in securities lending receive cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Furthermore, the JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser.  The total value and cost of such affiliated investments are disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 6.  FEDERAL INCOME TAX MATTERS
The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  These reclassifications have no impact on net assets.  Temporary differences do not require reclassification.

The JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund and JNL/Mellon Capital Management Global 15 Fund are each a limited liability company with its interests owned by a single interest: Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson.

At December 31, 2009, the Funds’ last fiscal year end, the following Funds had unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains.  If not used, the capital loss carryovers will expire as follows:

		Year of
	Amount	Expiration
JNL/Mellon Capital Management Nasdaq® 25 Fund	$28,328	2016-2017
JNL/Mellon Capital Management Value Line® 30 Fund	524,424	2016-2017
JNL/Mellon Capital Management DowSM Dividend Fund	189,349	2016-2017
JNL/Mellon Capital Management S&P® 24 Fund	10,515	2016-2017
JNL/Mellon Capital Management 25 Fund	242,580	2016-2017
JNL/Mellon Capital Management Select Small-Cap Fund	320,696	2016-2017
JNL/Mellon Capital Management JNL 5 Fund	2,054,637	2016-2017
JNL/Mellon Capital Management VIP Fund	175,098	2016-2017
JNL/Mellon Capital Management JNL Optimized 5 Fund	208,416	2016-2017
JNL/Mellon Capital Management S&P® SMid 60 Fund	15,086	2016-2017
JNL/Mellon Capital Management NYSE® International 25 Fund	20,213	2016-2017
JNL/Mellon Capital Management Communications Sector Fund	14,219	2016-2017
JNL/Mellon Capital Management Consumer Brands Sector Fund	2,902	2016-2017
JNL/Mellon Capital Management Financial Sector Fund	11,731	2016-2017
JNL/Mellon Capital Management Healthcare Sector Fund	2,315	2017
JNL/Mellon Capital Management Oil & Gas Sector Fund	16,652	2017
JNL/Mellon Capital Management Technology Sector Fund	3,402	2016-2017

JNL Variable Fund LLC (Unaudited)
Notes to the Financial Statements (continued)

At December 31, 2009, the Funds’ last fiscal year end, the following Funds had capital, currency and/or passive foreign investment company (“PFIC”) mark to market losses (in thousands) realized after October 31, 2009 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year:

Amount
JNL/Mellon Capital Management Value Line® 30 Fund	$1
JNL/Mellon Capital Management 25 Fund	45
JNL/Mellon Capital Management JNL 5 Fund	2,443
JNL/Mellon Capital Management VIP Fund	1
JNL/Mellon Capital Management NYSE® International 25 Fund	2,539
JNL/Mellon Capital Management Communications Sector Fund	87
JNL/Mellon Capital Management Financial Sector Fund	890

As of June 30, 2010, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes (in thousands) were as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/Mellon Capital Management Nasdaq® 25 Fund	$ 160,770	$5,630	$(15,771)	$(10,141)
JNL/Mellon Capital Management Value Line® 30 Fund	655,338	14,411	(88,355)	(73,944)
JNL/Mellon Capital Management DowSM Dividend Fund	256,459	3,144	(26,617)	(23,473)
JNL/Mellon Capital Management S&P® 24 Fund	235,935	478	(24,635)	(24,157)
JNL/Mellon Capital Management 25 Fund	491,712	3,301	(47,254)	(43,953)
JNL/Mellon Capital Management Select Small-Cap Fund	305,861	15,344	(34,777)	(19,433)
JNL/Mellon Capital Management JNL 5 Fund	3,555,530	118,173	(434,758)	(316,585)
JNL/Mellon Capital Management VIP Fund	290,957	6,724	(37,935)	(31,211)
JNL/Mellon Capital Management JNL Optimized 5 Fund	478,025	5,363	(75,989)	(70,626)
JNL/Mellon Capital Management S&P® SMid 60 Fund	282,175	4,078	(33,966)	(29,888)
JNL/Mellon Capital Management NYSE® International 25 Fund	123,575	3,397	(27,286)	(23,889)
JNL/Mellon Capital Management Communications Sector Fund	50,694	2,416	(11,829)	(9,413)
JNL/Mellon Capital Management Consumer Brands Sector Fund	58,304	1,293	(6,301)	(5,008)
JNL/Mellon Capital Management Financial Sector Fund	188,395	1,659	(31,375)	(29,716)
JNL/Mellon Capital Management Healthcare Sector Fund	184,667	7,773	(38,360)	(30,587)
JNL/Mellon Capital Management Oil & Gas Sector Fund	558,463	24,913	(127,537)	(102,624)
JNL/Mellon Capital Management Technology Sector Fund	230,831	17,129	(18,208)	(1,079)

The tax character of distributions paid (in thousands) during the Funds’ last fiscal year ended December 31, 2009 was as follows:

	Net Ordinary	Long-term
	Income *	Capital Gain
JNL/Mellon Capital Management Value Line® 30 Fund	$762	$-
JNL/Mellon Capital Management DowSM Dividend Fund	14,556	-
JNL/Mellon Capital Management S&P® 24 Fund	247	-
JNL/Mellon Capital Management 25 Fund	15,724	-
JNL/Mellon Capital Management Select Small-Cap Fund	2,868	-
JNL/Mellon Capital Management JNL 5 Fund	113,465	-
JNL/Mellon Capital Management VIP Fund	4,817	-
JNL/Mellon Capital Management JNL Optimized 5 Fund	10,267	-
JNL/Mellon Capital Management S&P® SMid 60 Fund	1,234	-
JNL/Mellon Capital Management NYSE® International 25 Fund	3,437	-

*   Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

JNL Variable Fund LLC (Unaudited)
Notes to the Financial Statements (continued)

	Net Ordinary	Long-term
	Income *	Capital Gain
JNL/Mellon Capital Management Communications Sector Fund	$1,449	$-
JNL/Mellon Capital Management Consumer Brands Sector Fund	177	-
JNL/Mellon Capital Management Financial Sector Fund	2,019	-
JNL/Mellon Capital Management Healthcare Sector Fund	2,125	4,498
JNL/Mellon Capital Management Oil & Gas Sector Fund	3,950	32,438
JNL/Mellon Capital Management Technology Sector Fund	162	-

*   Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2006, 2007, 2008, and 2009, which remain subject to examination, by the Internal Revenue Service.  These returns are not subject to examination by any other tax jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2010.

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares) and other operating expenses. Operating expenses such as these are deducted from each Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account and the total expenses would be higher if they were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2010	6/30/2010	Ratios	Period	1/1/2010	6/30/2010	Ratios	Period
JNL/Mellon Capital Management DowSM 10 Fund
Class A	$ 1,000.00	$1,000.00	0.67%	$ 3.32	$ 1,000.00	$1,021.47	0.67%	$ 3.36
JNL/Mellon Capital Management S&P® 10 Fund
Class A	1,000.00	854.40	0.67	3.08	1,000.00	1,021.47	0.67	3.36
JNL/Mellon Capital Management Global 15 Fund
Class A	1,000.00	928.90	0.70	3.35	1,000.00	1,021.32	0.70	3.51
JNL/Mellon Capital Management Nasdaq® 25 Fund
Class A	1,000.00	925.70	0.71	3.39	1,000.00	1,021.27	0.71	3.56
Class B	1,000.00	927.20	0.51	2.44	1,000.00	1,022.27	0.51	2.56
JNL/Mellon Capital Management Value Line® 30 Fund
Class A	1,000.00	884.20	0.79	3.69	1,000.00	1,020.88	0.79	3.96
Class B	1,000.00	885.00	0.59	2.76	1,000.00	1,021.87	0.59	2.96
JNL/Mellon Capital Management DowSM Dividend Fund
Class A	1,000.00	968.90	0.68	3.32	1,000.00	1,021.42	0.68	3.41
Class B	1,000.00	969.60	0.48	2.34	1,000.00	1,022.41	0.48	2.41
JNL/Mellon Capital Management S&P® 24 Fund
Class A	1,000.00	903.70	0.67	3.16	1,000.00	1,021.47	0.67	3.36
Class B	1,000.00	902.70	0.47	2.22	1,000.00	1,022.46	0.47	2.36
JNL/Mellon Capital Management 25 Fund
Class A	1,000.00	1,051.90	0.65	3.31	1,000.00	1,021.57	0.65	3.26
Class B	1,000.00	1,053.50	0.45	2.29	1,000.00	1,022.56	0.45	2.26
JNL/Mellon Capital Management Select Small-Cap Fund
Class A	1,000.00	946.20	0.65	3.14	1,000.00	1,021.57	0.65	3.26
Class B	1,000.00	947.20	0.45	2.17	1,000.00	1,022.56	0.45	2.26
JNL/Mellon Capital Management JNL 5 Fund
Class A	1,000.00	948.50	0.64	3.09	1,000.00	1,021.62	0.64	3.21
Class B	1,000.00	948.70	0.44	2.13	1,000.00	1,022.61	0.44	2.21
JNL/Mellon Capital Management VIP Fund
Class A	1,000.00	906.10	0.69	3.26	1,000.00	1,021.37	0.69	3.46
Class B	1,000.00	906.50	0.49	2.32	1,000.00	1,022.36	0.49	2.46
JNL/Mellon Capital Management JNL Optimized 5 Fund
Class A	1,000.00	893.30	0.69	3.24	1,000.00	1,021.37	0.69	3.46
Class B	1,000.00	894.10	0.49	2.30	1,000.00	1,022.36	0.49	2.46
JNL/Mellon Capital Management S&P® Smid 60 Fund
Class A	1,000.00	924.40	0.66	3.15	1,000.00	1,021.52	0.66	3.31
Class B	1,000.00	924.70	0.46	2.20	1,000.00	1,022.51	0.46	2.31

Disclosure of Fund Expenses (Unaudited) (continued)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2010	6/30/2010	Ratios	Period	1/1/2010	6/30/2010	Ratios	Period
JNL/Mellon Capital Management NYSE® International
25 Fund
Class A	$ 1,000.00	$865.30	0.77%	$ 3.56	$ 1,000.00	$1,020.98	0.77%	$ 3.86
Class B	1,000.00	865.80	0.57	2.64	1,000.00	1,021.97	0.57	2.86
JNL/Mellon Capital Management Communications
Sector Fund
Class A	1,000.00	941.20	0.72	3.47	1,000.00	1,021.22	0.72	3.61
Class B	1,000.00	938.60	0.52	2.50	1,000.00	1,022.22	0.52	2.61
JNL/Mellon Capital Management Consumer Brands
Sector Fund
Class A	1,000.00	971.70	0.72	3.52	1,000.00	1,021.22	0.72	3.61
Class B	1,000.00	973.10	0.52	2.54	1,000.00	1,022.22	0.52	2.61
JNL/Mellon Capital Management Financial Sector Fund
Class A	1,000.00	965.70	0.69	3.36	1,000.00	1,021.37	0.69	3.46
Class B	1,000.00	967.10	0.49	2.39	1,000.00	1,022.36	0.49	2.46
JNL/Mellon Capital Management Healthcare Sector Fund
Class A	1,000.00	918.50	0.68	3.23	1,000.00	1,021.42	0.68	3.41
Class B	1,000.00	920.10	0.48	2.29	1,000.00	1,022.41	0.48	2.41
JNL/Mellon Capital Management Oil & Gas Sector Fund
Class A	1,000.00	870.80	0.67	3.11	1,000.00	1,021.47	0.67	3.36
Class B	1,000.00	871.60	0.47	2.18	1,000.00	1,022.46	0.47	2.36
JNL/Mellon Capital Management Technology Sector Fund
Class A	1,000.00	899.20	0.68	3.20	1,000.00	1,021.42	0.68	3.41
Class B	1,000.00	900.20	0.48	2.26	1,000.00	1,022.41	0.48	2.41

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then dividend by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Additional Disclosures

Quarterly Portfolio Holdings
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request by calling the Fund toll-free at 800-766-4683.

Proxy Voting Guidelines
The Board has adopted the proxy voting policy and procedure (“Policy”) of the Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers, except Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), which does not have a proxy voting policy, nor does SPIAS vote proxies.  The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Policies”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their policies and procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) on Jackson’s or Jackson NY’s website at www.jackson.com, and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Managers and Officers of JNL Variable Fund LLC
(The “Fund”)

Name, Address and (Age)	Position(s) Held with the JNL Variable Fund (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager or Officer
Interested Manager
Mark D. Nerud (44) 1 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	100
Principal Occupation(s) During Past 5 Years:
Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Chief Financial Officer of the Adviser (11/2000 to 1/2007) and Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to present); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President (8/1997 to 12/2006), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/2002 to 12/2006); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

Other Directorships Held by Manager: None

Disinterested Managers
Michael Bouchard (54) 1 Corporate Way Lansing, MI 48951	Manager 2 (4/2000 to present)	100
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)

Other Directorships Held by Manager: None

William J. Crowley, Jr. (64) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present)	100
Principal Occupation(s) During Past 5 Years: Managing Partner (Baltimore Office) – Arthur Andersen LLP (1995 to 2002); Board Member of various corporate boards (2002 to present)

Other Directorships Held by Manager:
Director of Alpha Natural Resources; Director of Foundation Coal Holdings, Inc. (from 12/2004 until 7/2009 when the company was acquired); Director of Bio Veris Corporation (from 5/2004 until 6/2007 when the company was acquired); Director of Provident Bankshares Corporation (from 5/2003 until 5/2009 when the company was acquired)

Dominic D’Annunzio (72) 1 Corporate Way Lansing, MI 48951	Chairman of the Board 2 (2/2004 to present) Manager 2 (6/2003 to present)	100
Principal Occupation(s) During Past 5 Years: Acting Commissioner of Insurance for the State of Michigan (1/1990 to 5/1990) and (8/1997 to 5/1998)

Other Directorships Held by Manager: None

Michelle Engler (52) 1 Corporate Way Lansing, MI 48951	Manager 2 (4/2000 to present)	100
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

Other Directorships Held by Manager: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

1 Mr. Nerud is an “interested person” of the JNL Variable Funds due to his position with Jackson National Asset Management, LLC, the Adviser.
2 The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.

Name, Address and (Age)	Position(s) Held with the JNL Variable Fund (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager or Officer
Disinterested Managers
James Henry, Ph.D. (71) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present)	100
Principal Occupation(s) During Past 5 Years: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to July 2009)

Other Directorships Held by Manager: None

Richard McLellan (68) 1 Corporate Way Lansing, MI 48951	Manager 2 (12/2003 to present)	100
Principal Occupation(s) During Past 5 Years:
Attorney (2010 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009); Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Adjunct Associate Professor, Michigan State University (2008 to present)

Other Directorships Held by Manager: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (59) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present)	100
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Manager:
Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to present); Member of the Boards of each of the Calamos Mutual Funds (2002 to present); Member of the Board of Directors of The PrivateBancorp (2003 to present); Chairman of the Board of Trustees of St. Coletta’s of Illinois (2004 to 2007) and Member of the Board (2000 to 2007)

Patricia A. Woodworth (55) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present)	100
Principal Occupation(s) During Past 5 Years:
Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

Other Directorships Held by Manager: None

Officers
Karen J. Buiter (45) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Vice President – Financial Reporting of the Adviser (4/2008 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Treasurer of Henderson Global Funds (2/2004 to 3/08).

Other Directorships Held by Trustee: Not Applicable

Kelly L. Crosser (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Secretary of other Investment Companies advised by the Adviser (9/2007 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/2006 to 4/2007): Senior Paralegal of Jackson National Life Insurance Company (6/2004 to 2/2006)

Other Directorships Held by Trustee: Not Applicable

Name, Address and (Age)	Position(s) Held with the JNL Variable Fund (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager or Officer
Officers
Steven J. Fredricks (40) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years: Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/2005 to present).

Other Directorships Held by Manager : Not Applicable

Danielle A. Hernandez (30) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Compliance Analyst of the Adviser (6/2009 to present); Compliance Analyst of the Adviser (08/2006 to 6/2009); Administrative Assistant of the Adviser (12/2005 To 08/2006).

Other Directorships Held by Manager : Not Applicable

Daniel W. Koors (40) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/2006 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President of the Adviser (1/2009 to present) and Chief Financial Officer of the Adviser (1/2007 to present); Vice President of the Adviser (1/2007 to 12/2008); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/2006 to 12/2006); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to present); Partner of Deloitte & Touche LLP (2003 to June 2006)

Other Directorships Held by Manager : Not Applicable

Michael Piszczek (52) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Assistant Vice President – Tax of the Adviser (11/2007 to present); Assistant Vice President – Nuveen Investments (4/1999 to 8/2007); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/1999 to 8/2007)

Other Directorships Held by Trustee: Not Applicable

Susan S. Rhee (38) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/2004 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President and General Counsel of the Adviser (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/2004 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

Other Directorships Held by Manager : Not Applicable

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Fund, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

Managers and Officers of JNL Variable Fund LLC (The “Fund”)

The interested Manager and the Officers of the Fund (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers.  The following persons, who are disinterested Managers of the Fund, and the Fund’s Chief Compliance Officer, received from the Fund the compensation amounts indicated for the services as such for the six-month period ended June 30, 2010:

Manager	Aggregate Compensation from the JNL Variable Fund1	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from JNL Variable Fund and Fund Complex
Michael Bouchard	$13,149	$0	$0	$64,0004
William J. Crowley, Jr.	$12,635	$0	$0	$61,5005
Dominic D’Annunzio 3	$15,717	$0	$0	$76,5006
Michelle Engler	$13,149	$0	$0	$64,000
James Henry	$12,635	$0	$0	$61,5007
Richard McLellan	$14,690	$0	$0	$71,500
William R. Rybak	$13,149	$0	$0	$64,000
Patricia Woodworth	$14,176	$0	$0	$69,0008
Steven J. Fredricks 2	$36,111	$0	$0	$175,765

1
The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust and JNL Series Trust (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers is $532,000.

2
Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

3	Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.
4	Amount includes $3,200 deferred by Mr. Bouchard.
5	Amount includes $36,900 deferred by Mr. Crowley.
6	Amount includes $38,250 deferred by Mr. D’Annunzio.
7	Amount includes $43,050 deferred by Mr. Henry.
8	Amount includes $69,000 deferred by Ms. Woodworth.

[THIS PAGE INTENTIONALLY LEFT BLANK]

JNL VARIABLE FUND LLC
(the “FUND”)

APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Managers of the Fund (“Board”) oversees the management of each Fund and, as required by law, determines annually whether to approve the Fund’s advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s sub-advisory agreement(s).

At a meeting on May 24-25, 2010, the Board, including all of the Independent Managers, considered information relating to the continuation of the investment sub-advisory agreements between JNAM and certain Sub-Advisers to the Fund, continuation of sub-sub advisory agreements, and approval of one new sub-advisory agreement (collectively, “Sub-Advisory Agreements”) (together, “Agreements” refers to the Agreement and applicable Sub-Advisory Agreements).  In advance of the meeting, independent legal counsel for the Independent Managers requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussion, the Board approved the Agreements through June 30, 2011.

In reviewing the Advisory Agreement and considering the information, the Board was advised by outside legal counsel to the Fund, and the Independent Managers were advised by independent legal counsel.  The Board considered the factors it deemed relevant: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) whether economies of scale may be realized as each Fund grows and whether the fee structure reflects the economies of scale for each Fund’s investors, and (5) other benefits that may accrue to JNAM through its relationship with the Fund.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Advisory Agreement.

Before approving the Agreements, the Independent Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Managers, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund.  In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Fund, including the Fund’s distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Fund and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer (“CCO”).

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark (“benchmark”) index. For certain Funds, the Board considered the relevant custom benchmark or relevant blended benchmark.  This consideration was based on JNAM’s assertion that the custom or blended benchmark may, in many circumstances, be a more meaningful source of comparative information than a broad-based benchmark index for certain Funds that utilize a specific investment focus.  A custom benchmark may not be available for certain periods presented, in which case the Fund was compared to its primary benchmark.  The performance reviewed by the Board was for periods ended on December 31, 2009 (unless otherwise noted).  When available, the Board considered one-, five-, ten-year, or since inception performance.

Existing Funds – JNL Variable Fund LLC:

JNL/Mellon Capital Management DowSM 10 Fund.  The Board considered that the Fund underperformed its primary benchmark for the one-, five-, and ten-year periods.  The Fund performed consistently with its custom benchmark for the one-year period and underperformed the custom benchmark for the five-year period.  The Fund performed consistently with the peer group for the one-, five-, and ten-year periods.  The Board noted that the Adviser asserted that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before Fund expenses and/or rebalance costs).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® 10 Fund.  The Board took into account that the Fund underperformed its primary benchmark and peer group for the one-year, five-year, and ten-year periods.  Although the Fund underperformed its custom benchmark for the five-year period, the Fund performed consistently with its custom benchmark for the one-year period.  The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Global 15 Fund.  The Board noted that the Fund underperformed its custom benchmark for the one-year and five-year periods.  However, the Fund outperformed its primary benchmark for the one-, five-, and ten-year periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management 25 Fund.  The Board considered that the Fund outperformed its benchmarks and the peer group for the one-year period.  The Fund underperformed its custom benchmark for the five-year period and underperformed its primary benchmark for the five- and ten-year periods.  However, the Fund outperformed its peer group for the five- and ten-year periods.  The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Select Small Cap Fund.  The Board took into account that the Fund underperformed its primary benchmark for the one-, five-, and ten-year periods.  Although the Fund underperformed its custom benchmark for the five-year period, the Fund outperformed its custom benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Nasdaq® 25 Fund.  The Board took into account that the Fund underperformed its primary benchmark for the one-year, five-year, and since inception periods.  The fund also underperformed its custom benchmark for the five-year and since inception periods.  However, the Fund outperformed its custom benchmark and the peer group for the one-year period and performed consistently with the peer group for the five-year period.  The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before Fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Value Line® 30 Fund.  The Board noted that the Fund underperformed its primary benchmark for the one-year and five-year periods.  However, the Fund outperformed its primary benchmark for the ten-year period.  The Fund performed consistently with its custom benchmark (before Fund expenses and/or rebalance costs) for the one-, five-, and ten-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management DowSM Dividend Fund.  The Board considered that the Fund underperformed its primary and custom benchmarks since inception.  The Fund outperformed its primary benchmark and performed consistently with its custom benchmark for the one-year period.  The Fund underperformed the peer group for the one-year period.  The Board noted that the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before Fund expenses and/or rebalance costs).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® 24 Fund.  The Board took into account that the Fund underperformed its primary benchmark and custom benchmark for the one-year and since inception periods.  The Fund also underperformed its peer group for the one-year period.  The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before Fund expenses and/or rebalance costs).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management JNL 5 Fund.  The Board considered that the Fund underperformed its primary and custom benchmarks for the one-year, five-year, and since inception periods.  The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before Fund expenses and/or rebalance costs).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management VIP Fund.  The Board took into account that the Fund underperformed its primary and custom benchmarks and the peer group for the one-year, five-year, and since inception periods.  The Board noted that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before Fund expenses and/or rebalance costs).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management JNL Optimized 5 Fund.  The Board noted that the Fund underperformed its custom benchmark for the one-year and since inception periods.  However, the Fund outperformed the peer group and the primary benchmark for the one-year period.  The Board also noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before Fund expenses and/or rebalance costs).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® SMid 60 Fund.  The Board considered that the Fund performed consistently with its custom benchmark and outperformed the peer group and its benchmarks for the one-year and since inception periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management NYSE® International 25 Fund.  The Board took into account that the Fund outperformed both its primary and custom benchmarks and the peer group for the one-year and since inception periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Communications Sector Fund.  The Board considered that the Fund underperformed its benchmark for the ten-year period.  However, the Fund outperformed its benchmark for the one-year and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Consumer Brands Sector Fund.  The Board took into account that the Fund underperformed its benchmark for the one-year and five-year periods.  The Fund outperformed the peer group for the one-, five-, and ten-year periods and outperformed its benchmark for the ten-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Financial Sector Fund.  The Board took into account that the Fund underperformed its benchmark for the ten-year period.  However, the Fund outperformed its benchmark for the one-year and five-year periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management Healthcare Sector Fund.  The Board noted that the Fund underperformed its benchmark for the five- and ten-year periods.  The Board noted that the Fund is managed in a manner consistent with its investment strategy and that the Fund performed consistently with its benchmark for the one-year period.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management Oil & Gas Sector Fund.  The Board considered that the Fund outperformed its benchmark for the one-year and ten-year periods and performed consistently with its benchmark for the five-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Technology Sector Fund.  The Board took into account that the Fund performed consistently with its benchmark (before Fund expenses) for the one-year, five-year, and since inception periods.  The Board also noted that the Fund is limited by diversification requirements under both securities and tax laws.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s).  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers.  The Board also noted that JNAM does not manage any institutional accounts with which Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

Existing Funds – JNL Variable Fund LLC:

JNL/Mellon Capital Management DowSM 10 Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management S&P® 10 Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Global 15 Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management 25 Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are consistent with the respective peer group averages.  The Board noted that the Fund’s total expense ratio is equal to the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Select Small Cap Fund.  The Board considered that the Fund’s advisory fees are consistent with the peer group average and the Fund's sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Nasdaq® 25 Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Value Line® 30 Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average, due to the license fee paid to Value Line.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management DowSM Dividend Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management S&P® 24 Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management JNL 5 Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is consistent with the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management VIP Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are consistent with the respective peer group averages.  The Board noted that the Fund’s total expense ratio is consistent with the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management JNL Optimized 5 Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management S&P® SMid 60 Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management NYSE® International 25 Fund.  The Board considered that the Fund’s advisory fees are equal to the peer group average and the Fund's sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Communications Sector Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average.  The Fund is the only fund in the peer group with a sub-advisory fee.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Consumer Brands Sector Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average.  The Fund is the only fund in the peer group with a sub-advisory fee.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Financial Sector Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average .  The Fund is the only fund in the peer group with a sub-advisory fee.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the provided.

JNL/Mellon Capital Management Healthcare Sector Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average.  The Fund is the only fund in the peer group with a sub-advisory fee.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Oil & Gas Sector Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average.  The Fund is the only fund in the peer group with a sub-advisory fee.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Technology Sector Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average.  The Fund is the only fund in the peer group with a sub-advisory fee.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings.  In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).  Further, the Board considered that in the case of Mellon Capital Management Corporation (“Mellon”), affiliates served as the custodian and the securities lending agent for the Funds of the JNL Series Trust, JNL Variable Fund LLC, and the JNL Investors Series Trust through August 28, 2009.  The Board also considered that in the case of J.P. Morgan Investment Management, Inc. (“JPMorgan”), affiliates serve as the custodian and the securities lending agent for the Funds of JNL Series Trust, JNL Variable Fund LLC, and the JNL Investors Series Trust, beginning August 31, 2009.  The Board considered that each service to be provided to the Funds by the Mellon and JPMorgan affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.

JNL Series Trust
JNL Variable Fund LLC

One Corporate Way
Lansing, MI 48951

PRSRT STD
U.S. POSTAGE
PAID
JACKSON NATIONAL
ASSET MANAGEMENT
L.L.C.

VADV6413 07/10

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)           Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) for the period ended June 30, 2010, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC (Unaudited)
Schedules of Investments (in thousands)
June 30, 2010

	Shares/Par	Value
JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 18.4%
BJ’s Restaurants Inc. (c)	205	$4,833
Buckle Inc. (b)	359	11,632
Buffalo Wild Wings Inc. (b) (c)	138	5,049
Carter’s Inc. (c)	440	11,554
Cato Corp. - Class A	216	4,763
CEC Entertainment Inc. (c)	175	6,160
Coinstar Inc. (b) (c)	241	10,348
Dolan Media Co. (c)	234	2,597
Ford Motor Co. (b) (c)	6,324	63,744
Genesco Inc. (c)	182	4,790
Gymboree Corp. (c)	231	9,868
Hibbett Sports Inc. (c)	225	5,399
Home Depot Inc.	3,638	102,116
Jos. A. Bank Clothiers Inc. (c)	143	7,701
Lincoln Educational Services Corp. (c)	203	4,185
McDonald’s Corp.	1,013	66,710
MDC Holdings Inc.	813	21,917
Men’s Wearhouse Inc. (b)	404	7,417
Monro Muffler Brake Inc.	151	5,976
National CineMedia Inc.	332	5,526
National Presto Industries Inc.	54	4,990
Peets Coffee & Tea Inc. (b) (c)	99	3,876
Polaris Industries Inc.	579	31,631
Sally Beauty Holdings Inc. (b) (c)	1,413	11,585
Sears Holdings Corp. (b) (c)	758	48,983
Shaw Communications Inc.	1,228	22,144
Texas Roadhouse Inc. - Class A (c)	551	6,949
Thomson Reuters Corp. (b)	784	28,077
True Religion Apparel Inc. (c)	198	4,369
UniFirst Corp.	110	4,834
VF Corp.	344	24,509
World Wrestling Entertainment Inc.	200	3,105
Zumiez Inc. (b) (c)	237	3,813
		561,150
CONSUMER STAPLES - 14.6%
Alliance One International Inc. (c)	692	2,462
American Dairy Inc. (b) (c)	169	2,688
American Italian Pasta Co. (c)	162	8,570
B&G Foods Inc.	370	3,991
Boston Beer Co. Inc. - Class A (c)	79	5,339
Campbell Soup Co.	746	26,735
Clorox Co.	414	25,734
Coca-Cola Enterprises Inc.	2,978	77,012
ConAgra Foods Inc.	1,096	25,551
Darling International Inc. (c)	630	4,730
Hershey Co.	705	33,790
Kimberly-Clark Corp.	396	24,028
Kraft Foods Inc. - Class A	3,872	108,420
Lancaster Colony Corp.	217	11,595
Sara Lee Corp.	2,079	29,314
Sysco Corp.	903	25,790
TreeHouse Foods Inc. (b) (c)	246	11,251
United Natural Foods Inc. (c)	332	9,929
Universal Corp.	193	7,673
		444,602
ENERGY - 8.2%
Bill Barrett Corp. (c)	352	10,842
Bristow Group Inc. (c)	281	8,264
Chevron Corp.	820	55,635
CNOOC Ltd. (b)	26,777	45,512
ConocoPhillips	497	24,375
Enbridge Inc.	546	25,459
Holly Corp. (b)	387	10,292
Hornbeck Offshore Services Inc. (c)	205	2,993
PetroChina Co. Ltd. (b)	34,996	38,708
Valero Energy Corp.	1,506	27,072
		249,152
FINANCIALS - 8.8%
American Express Co.	1,560	61,948
Bank of China Ltd. (b)	77,655	39,177
Brandywine Realty Trust	996	10,703
CBL & Associates Properties Inc.	1,070	13,305
China Construction Bank Corp.	48,900	39,365
DiamondRock Hospitality Co. (c)	926	7,612
First Potomac Realty Trust	237	3,400
Horace Mann Educators Corp. (b)	307	4,700
Man Group Plc	8,450	28,012
Medical Properties Trust Inc.	630	5,944
Portfolio Recovery Associates Inc. (b) (c)	119	7,963
RSA Insurance Group Plc	21,628	38,368
Wintrust Financial Corp.	189	6,301
		266,798
HEALTH CARE - 9.4%
Abaxis Inc. (c)	176	3,775
Bio-Reference Labs Inc. (c)	211	4,685
Cantel Medical Corp.	126	2,108
CIGNA Corp.	1,793	55,680
Computer Programs & Systems Inc. (b)	86	3,505
Dionex Corp. (c)	137	10,216
Eclipsys Corp. (c)	444	7,924
Healthways Inc. (c)	275	3,276
HMS Holdings Corp. (c)	203	11,012
Invacare Corp.	238	4,929
Kindred Healthcare Inc. (c)	305	3,915
MedAssets Inc. (c)	438	10,105
Merck & Co. Inc.	1,727	60,409
Odyssey HealthCare Inc. (c)	255	6,825
Parexel International Corp. (c)	454	9,839
Pfizer Inc.	5,785	82,494
Zoll Medical Corp. (b) (c)	166	4,488
		285,185
INDUSTRIALS - 9.8%
Advanced Battery Technologies Inc. (b) (c)	511	1,675
Aegean Marine Petroleum Network Inc.	334	6,669
Apogee Enterprises Inc.	219	2,368
AZZ Inc. (b)	93	3,411
Badger Meter Inc.	117	4,531
BAE Systems Plc	7,254	33,762
Baldor Electric Co.	361	13,029
Boeing Co.	1,168	73,309
Chart Industries Inc. (c)	223	3,479
Cubic Corp.	209	7,616
EnergySolutions Inc.	689	3,507
GATX Corp.	882	23,533
Genco Shipping & Trading Ltd. (b) (c)	249	3,730
GeoEye Inc. (c)	146	4,536
Healthcare Services Group Inc.	337	6,385
II-VI Inc. (c)	232	6,884
Lockheed Martin Corp.	336	25,027
Robbins & Myers Inc.	257	5,583
Sykes Enterprises Inc. (c)	322	4,578
United Stationers Inc. (c)	185	10,068
Waste Management Inc. (b)	747	23,365
Watsco Inc. (b)	515	29,828
		296,873
INFORMATION TECHNOLOGY - 7.6%
Ariba Inc. (b) (c)	692	11,018
Blackboard Inc. (b) (c)	251	9,364
China Security & Surveillance Technology Inc. (b) (c)	508	2,349
CyberSource Corp. (c)	541	13,802
Diebold Inc.	891	24,292
Hittite Microwave Corp. (c)	232	10,390
Lawson Software Inc. (c)	1,247	9,101
MAXIMUS Inc.	136	7,862
Micron Technology Inc. (c)	5,977	50,745
Net 1 UEPS Technologies Inc. (c)	347	4,656
Netezza Corp. (c)	476	6,509
NetScout Systems Inc. (c)	321	4,565
Plexus Corp. (c)	309	8,264
Progress Software Corp. (c)	312	9,358
ScanSource Inc. (c)	205	5,121
Tyler Technologies Inc. (c)	274	4,252
ViaSat Inc. (c)	245	7,987
Western Digital Corp. (c)	1,429	43,109
		232,744
MATERIALS - 9.3%
AMCOL International Corp.	236	5,551
Dow Chemical Co.	2,284	54,188
EI Du Pont de Nemours & Co.	1,878	64,962
Glatfelter	356	3,858
Huntsman Corp.	2,233	19,356
International Paper Co.	2,357	53,336
Koppers Holdings Inc.	155	3,484
LSB Industries Inc. (c)	166	2,213
MeadWestvaco Corp.	880	19,544
PPG Industries Inc.	431	26,028
Sonoco Products Co.	862	26,280
Stepan Co.	78	5,318
		284,118
TELECOMMUNICATION SERVICES - 12.2%
AT&T Inc.	3,754	90,819
BT Group Plc	19,319	37,292
Cogent Communications Group Inc. (c)	352	2,669
Consolidated Communications Holdings Inc.	241	4,096
Rogers Communications Inc.	814	26,656
Sprint Nextel Corp. (c)	17,280	73,267
Syniverse Holdings Inc. (c)	539	11,016
Verizon Communications Inc.	3,176	89,002
Vodafone Group Plc	18,150	37,398
		372,215
UTILITIES - 1.5%
Hongkong Electric Holdings Ltd.	7,730	46,044

Total Common Stocks (cost $3,300,186)		3,038,881

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$13,809	587

Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,809)		587

SHORT TERM INVESTMENTS - 6.6%
Securities Lending Collateral - 6.6%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (f)	126,909	126,909
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	72,568	72,568

Total Short Term Investments (cost $199,477)		199,477

Total Investments - 106.4% (cost $3,513,472)		3,238,945
Other Assets and Liabilities, Net - (6.4%)		(195,967)
Total Net Assets - 100%		$3,042,978

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 19.8%
Bed Bath & Beyond Inc. (c)	34	$1,252
BJ’s Restaurants Inc. (c)	15	345
Buckle Inc. (b)	26	840
Buffalo Wild Wings Inc. (b) (c)	10	380
Carter’s Inc. (c)	32	838
Cato Corp. - Class A	15	334
CEC Entertainment Inc. (c)	13	462
Coach Inc.	52	1,913
Coinstar Inc. (b) (c)	17	746
DirecTV - Class A (c)	117	3,980
Dolan Media Co. (c)	17	188
Dress Barn Inc. (c)	21	497
Expedia Inc.	110	2,060
Garmin Ltd. (b)	26	753
Genesco Inc. (c)	13	345
Guess? Inc.	27	838
Gymboree Corp. (c)	17	715
Hibbett Sports Inc. (c)	16	382
J Crew Group Inc. (c)	18	675
Jo-Ann Stores Inc. (c)	13	486
Jos. A. Bank Clothiers Inc. (c)	10	537
Leggett & Platt Inc.	89	1,791
Liberty Media Corp. - Interactive (c)	74	772
Lincoln Educational Services Corp. (c)	14	291
Men’s Wearhouse Inc.	29	531
Monro Muffler Brake Inc.	11	430
National CineMedia Inc.	23	387
National Presto Industries Inc.	4	367
Peets Coffee & Tea Inc. (c)	7	275
Polo Ralph Lauren Corp.	16	1,173
Priceline.com Inc. (c)	13	2,235
Sally Beauty Holdings Inc. (c)	102	838
Scripps Networks Interactive Inc.	46	1,844
Sears Holdings Corp. (b) (c)	15	960
Staples Inc.	93	1,762
Starbucks Corp.	294	7,133
Texas Roadhouse Inc. - Class A (c)	38	481
TJX Cos. Inc.	52	2,166
True Religion Apparel Inc. (c)	14	311
TRW Automotive Holdings Corp. (c)	34	942
Tupperware Brands Corp.	18	731
UniFirst Corp.	8	366
Urban Outfitters Inc. (c)	70	2,416
Valassis Communications Inc. (c)	25	793
Vivendi SA	76	1,549
World Wrestling Entertainment Inc.	15	229
Zumiez Inc. (c)	17	279
		49,618
CONSUMER STAPLES - 6.5%
Alliance One International Inc. (c)	51	182
American Dairy Inc. (b) (c)	12	188
American Italian Pasta Co. (c)	11	607
B&G Foods Inc.	27	293
Boston Beer Co. Inc. - Class A (c)	6	373
Colgate-Palmolive Co.	23	1,818
Costco Wholesale Corp.	57	3,104
Darling International Inc. (c)	47	350
Kraft Foods Inc. - Class A	68	1,893
Lancaster Colony Corp.	16	839
Lorillard Inc.	24	1,701
NBTY Inc. (c)	18	600
Nu Skin Enterprises Inc.	19	464
Philip Morris International Inc.	40	1,818
TreeHouse Foods Inc. (c)	18	816
United Natural Foods Inc. (c)	24	720
Universal Corp.	14	547
		16,313
ENERGY - 6.8%
Bill Barrett Corp. (c)	25	781
BP Plc	237	1,137
Bristow Group Inc. (c)	20	589
ENI SpA	90	1,653
FMC Technologies Inc. (c)	33	1,742
Holly Corp.	28	746
Hornbeck Offshore Services Inc. (c)	14	208
National Oilwell Varco Inc.	43	1,421
Newfield Exploration Co. (c)	39	1,883
Peabody Energy Corp.	42	1,658
Royal Dutch Shell Plc - Class B	77	1,869
StatoilHydro ASA	90	1,738
Total SA	36	1,589
		17,014
FINANCIALS - 12.0%
AFLAC Inc.	99	4,209
Allstate Corp.	61	1,741
BB&T Corp.	72	1,890
Brandywine Realty Trust	72	774
Cash America International Inc.	13	460
CBL & Associates Properties Inc.	78	966
Cincinnati Financial Corp.	70	1,809
DiamondRock Hospitality Co. (c)	65	538
First Niagara Financial Group Inc.	131	1,639
First Potomac Realty Trust	17	248
FirstMerit Corp.	90	1,548
Franklin Resources Inc.	18	1,564
Horace Mann Educators Corp.	22	338
Medical Properties Trust Inc.	46	436
Muenchener Rueckversicherungs AG	15	1,820
New York Community Bancorp Inc.	125	1,905
People’s United Financial Inc.	109	1,471
Plum Creek Timber Co. Inc. (b)	50	1,734
Portfolio Recovery Associates Inc. (b) (c)	9	574
T. Rowe Price Group Inc.	36	1,581
Wintrust Financial Corp.	14	464
Zurich Financial Services AG	10	2,291
		30,000
HEALTH CARE - 8.0%
Abaxis Inc. (c)	12	266
Baxter International Inc.	32	1,312
Bio-Reference Labs Inc. (c)	15	334
Cantel Medical Corp.	9	156
Catalyst Health Solutions Inc. (c)	13	453
Computer Programs & Systems Inc.	6	257
Dionex Corp. (c)	10	738
Eclipsys Corp. (c)	32	562
Express Scripts Inc. (c)	71	3,330
Healthways Inc. (c)	18	220
HMS Holdings Corp. (c)	15	798
Invacare Corp.	18	373
Kindred Healthcare Inc. (c)	22	278
Life Technologies Corp. (c)	23	1,095
MedAssets Inc. (c)	32	730
Medco Health Solutions Inc. (c)	30	1,634
Medicis Pharmaceutical Corp.	18	386
Merck & Co. Inc.	50	1,741
Mylan Inc. (b) (c)	39	671
Odyssey HealthCare Inc. (c)	19	500
Parexel International Corp. (c)	32	704
Sirona Dental Systems Inc. (c)	15	537
Warner Chilcott Plc (c)	32	740
Waters Corp. (c)	31	1,981
Zoll Medical Corp. (c)	12	316
		20,112
INDUSTRIALS - 4.9%
Advanced Battery Technologies Inc. (b) (c)	34	112
Aegean Marine Petroleum Network Inc.	25	491
Apogee Enterprises Inc.	16	174
AZZ Inc.	7	260
Badger Meter Inc.	8	315
Baldor Electric Co.	26	942
Chart Industries Inc. (c)	15	240
Cubic Corp.	15	528
Dun & Bradstreet Corp.	22	1,508
EnergySolutions Inc.	49	248
Fastenal Co. (b)	19	965
Flowserve Corp.	20	1,690
Genco Shipping & Trading Ltd. (b) (c)	18	269
GeoEye Inc. (c)	11	341
Healthcare Services Group Inc.	25	475
II-VI Inc. (c)	17	505
Robbins & Myers Inc.	19	413
Sykes Enterprises Inc. (c)	24	339
United Stationers Inc. (c)	13	727
United Technologies Corp.	28	1,787
		12,329
INFORMATION TECHNOLOGY - 17.8%
Adobe Systems Inc. (c)	67	1,782
Apple Inc. (c)	22	5,445
Ariba Inc. (c)	50	798
Blackboard Inc. (b) (c)	18	678
Blue Coat Systems Inc. (c)	16	336
CA Inc.	66	1,209
Check Point Software Technologies Ltd. (c)	27	791
China Security & Surveillance Technology Inc. (b) (c)	35	161
Citrix Systems Inc. (c)	24	1,002
Cognizant Technology Solutions Corp. (c)	85	4,257
CyberSource Corp. (c)	39	1,001
eBay Inc. (c)	167	3,268
F5 Networks Inc. (c)	23	1,563
FLIR Systems Inc. (c)	19	553
Google Inc. - Class A (c)	3	1,360
Hittite Microwave Corp. (c)	17	754
International Business Machines Corp.	14	1,789
Lawson Software Inc. (c)	90	659
Marvell Technology Group Ltd. (c)	180	2,840
Maxim Integrated Products Inc.	39	652
MAXIMUS Inc.	10	565
Micron Technology Inc. (c)	245	2,078
Microsoft Corp.	150	3,443
Net 1 UEPS Technologies Inc. (c)	26	350
Netezza Corp. (c)	34	470
NetScout Systems Inc. (c)	22	317
Plexus Corp. (c)	22	592
Progress Software Corp. (c)	22	674
ScanSource Inc. (c)	15	381
Teradata Corp. (c)	60	1,839
Tyler Technologies Inc. (c)	19	299
Unisys Corp. (c)	13	233
ViaSat Inc. (c)	18	575
Western Digital Corp. (c)	65	1,959
		44,673
MATERIALS - 2.8%
AMCOL International Corp.	18	415
Glatfelter	25	272
Koppers Holdings Inc.	11	251
LSB Industries Inc. (c)	12	160
Lubrizol Corp.	20	1,577
NewMarket Corp.	4	379
RPM International Inc.	90	1,597
Stepan Co.	5	368
Valspar Corp.	67	2,022
		7,041
TELECOMMUNICATION SERVICES - 6.5%
AT&T Inc.	65	1,570
Cogent Communications Group Inc. (c)	24	183
Consolidated Communications Holdings Inc.	16	273
Deutsche Telekom AG	156	1,842
France Telecom SA	92	1,595
Koninklijke KPN NV	135	1,725
Millicom International Cellular SA	14	1,137
NII Holdings Inc. - Class B (c)	48	1,555
Swisscom AG	6	2,005
Syniverse Holdings Inc. (c)	39	793
Telefonica SA	81	1,504
Vodafone Group Plc	975	2,012
		16,194
UTILITIES - 14.3%
American Electric Power Co. Inc.	53	1,703
DTE Energy Co.	42	1,905
E.ON AG	55	1,474
Edison International	52	1,660
Enel SpA	396	1,677
Fortum Oyj	85	1,856
Gas Natural SDG SA (b)	106	1,530
National Grid Plc	209	1,527
NextEra Energy Inc.	34	1,680
Nicor Inc.	43	1,751
NiSource Inc.	118	1,716
Northeast Utilities	71	1,799
PG&E Corp.	41	1,675
Pinnacle West Capital Corp.	50	1,809
Public Service Enterprise Group Inc.	112	3,510
Questar Corp.	46	2,093
RWE AG	24	1,546
SCANA Corp.	48	1,729
Sempra Energy	67	3,113
		35,753

Total Common Stocks (cost $275,663)		249,047

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$934	40

Total Non-U.S. Government Agency Asset-Backed Securities (cost $934)		40

SHORT TERM INVESTMENTS - 4.3%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.06% (a) (f)	1,229	1,229
Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	4,449	4,449
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	4,981	4,981
		9,430

Total Short Term Investments (cost $10,659)		10,659

Total Investments - 103.7% (cost $287,256)		259,746
Other Assets and Liabilities, Net - (3.7%)		(9,221)
Total Net Assets - 100%		$250,525

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 22.7%
Bed Bath & Beyond Inc. (c)	84	$3,098
DirecTV - Class A (c)	286	9,686
Dress Barn Inc. (c)	52	1,234
Expedia Inc.	268	5,027
Garmin Ltd. (b)	62	1,814
Guess? Inc.	64	2,002
Home Depot Inc.	144	4,028
J Crew Group Inc. (b) (c)	45	1,658
Jo-Ann Stores Inc. (c)	31	1,159
Liberty Media Corp. - Interactive (c)	179	1,885
MDC Holdings Inc.	68	1,828
Polaris Industries Inc.	50	2,710
Polo Ralph Lauren Corp.	40	2,935
Priceline.com Inc. (c)	31	5,454
Sears Holdings Corp. (b) (c)	36	2,320
Shaw Communications Inc.	102	1,843
Staples Inc.	227	4,333
Starbucks Corp.	713	17,330
Thomson Reuters Corp.	66	2,363
TRW Automotive Holdings Corp. (c)	84	2,315
Tupperware Brands Corp.	45	1,795
Urban Outfitters Inc. (c)	171	5,892
Valassis Communications Inc. (c)	61	1,946
VF Corp.	29	2,089
Vivendi SA	180	3,655
		90,399
CONSUMER STAPLES - 7.7%
Campbell Soup Co.	62	2,232
Clorox Co.	35	2,166
ConAgra Foods Inc.	92	2,151
Costco Wholesale Corp.	138	7,562
Hershey Co.	59	2,849
Kimberly-Clark Corp.	34	2,047
Kraft Foods Inc. - Class A	153	4,278
NBTY Inc. (c)	44	1,491
Nu Skin Enterprises Inc.	44	1,108
Sara Lee Corp.	173	2,439
Sysco Corp.	76	2,174
		30,497
ENERGY - 9.6%
BP Plc	545	2,608
CNOOC Ltd.	2,610	4,436
ConocoPhillips	41	2,023
Enbridge Inc.	47	2,169
ENI SpA	211	3,864
Newfield Exploration Co. (c)	93	4,566
PetroChina Co. Ltd.	3,456	3,823
Royal Dutch Shell Plc - Class B	182	4,411
StatoilHydro ASA	214	4,129
Total SA	83	3,717
Valero Energy Corp.	126	2,260
		38,006
FINANCIALS - 8.9%
AFLAC Inc.	240	10,245
Bank of China Ltd. (b)	7,775	3,923
Cash America International Inc.	32	1,098
China Construction Bank Corp.	4,896	3,941
Man Group Plc	831	2,755
Muenchener Rueckversicherungs AG	34	4,326
RSA Insurance Group Plc	2,115	3,752
Zurich Financial Services AG	24	5,369
		35,409
HEALTH CARE - 5.2%
Catalyst Health Solutions Inc. (c)	31	1,080
Express Scripts Inc. (c)	172	8,109
Life Technologies Corp. (c)	57	2,686
Medicis Pharmaceutical Corp.	42	922
Mylan Inc. (b) (c)	97	1,648
Pfizer Inc.	228	3,256
Sirona Dental Systems Inc. (c)	39	1,357
Warner Chilcott Plc (c)	78	1,778
		20,836
INDUSTRIALS - 3.6%
BAE Systems Plc	715	3,328
Fastenal Co. (b)	46	2,308
GATX Corp.	75	1,996
Lockheed Martin Corp.	28	2,101
Waste Management Inc.	62	1,947
Watsco Inc.	43	2,491
		14,171
INFORMATION TECHNOLOGY - 19.8%
Adobe Systems Inc. (c)	165	4,349
Apple Inc. (c)	53	13,243
Blue Coat Systems Inc. (b) (c)	39	802
CA Inc.	161	2,965
Check Point Software Technologies Ltd. (c)	65	1,905
Citrix Systems Inc. (c)	57	2,396
Cognizant Technology Solutions Corp. (c)	207	10,361
Diebold Inc.	74	2,016
eBay Inc. (c)	406	7,958
F5 Networks Inc. (c)	55	3,801
FLIR Systems Inc. (c)	48	1,398
Marvell Technology Group Ltd. (c)	439	6,918
Maxim Integrated Products Inc.	97	1,617
Micron Technology Inc. (c)	597	5,073
Microsoft Corp.	364	8,382
Unisys Corp. (c)	30	554
Western Digital Corp. (c)	158	4,779
		78,517
MATERIALS - 3.1%
Huntsman Corp.	186	1,614
Lubrizol Corp.	48	3,892
MeadWestvaco Corp.	75	1,668
NewMarket Corp.	11	941
PPG Industries Inc.	36	2,173
Sonoco Products Co.	72	2,194
		12,482
TELECOMMUNICATION SERVICES - 12.1%
AT&T Inc.	147	3,561
BT Group Plc	1,905	3,677
Deutsche Telekom AG	359	4,246
France Telecom SA (b)	211	3,661
Koninklijke KPN NV	311	3,961
Millicom International Cellular SA	34	2,733
NII Holdings Inc. - Class B (c)	117	3,802
Rogers Communications Inc.	68	2,226
Swisscom AG	14	4,697
Telefonica SA	188	3,490
Verizon Communications Inc.	125	3,490
Vodafone Group Plc	4,085	8,418
		47,962
UTILITIES - 6.7%
E.ON AG	127	3,436
Enel SpA	926	3,919
Fortum Oyj	196	4,306
Gas Natural SDG SA (b)	247	3,566
Hongkong Electric Holdings Ltd.	755	4,497
National Grid Plc	481	3,515
RWE AG	54	3,547
		26,786

Total Common Stocks (cost $455,242)		395,065

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$591	25

Total Non-U.S. Government Agency Asset-Backed Securities (cost $591)		25

SHORT TERM INVESTMENTS - 3.1%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.06% (a) (f)	899	899

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	8,345	8,345
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	3,065	3,065
		11,410

Total Short Term Investments (cost $12,309)		12,309

Total Investments - 102.5% (cost $468,142)		407,399
Other Assets and Liabilities, Net - (2.5%)		(10,065)
Total Net Assets - 100%		$397,334

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 101.2%
CONSUMER DISCRETIONARY - 72.6%
99 Cents Only Stores (c)	2	$26
Aaron’s Inc.	3	49
Abercrombie & Fitch Co. - Class A	3	104
Advance Auto Parts Inc.	3	173
Aeropostale Inc. (c)	4	108
Amazon.com Inc. (c)	14	1,495
American Eagle Outfitters Inc.	7	84
AnnTaylor Stores Corp. (c)	2	39
Apollo Group Inc. - Class A (c)	5	228
Arbitron Inc.	1	25
AutoNation Inc. (b) (c)	3	58
AutoZone Inc. (c)	1	220
Bally Technologies Inc. (c)	2	68
Barnes & Noble Inc. (b)	1	18
Bed Bath & Beyond Inc. (c)	10	382
Best Buy Co. Inc.	14	458
Big Lots Inc. (c)	3	104
Bob Evans Farms Inc.	1	32
Boyd Gaming Corp. (b) (c)	2	19
Brinker International Inc.	4	60
Buckle Inc. (b)	1	33
Burger King Holdings Inc.	4	62
Cablevision Systems Corp. - Class A	10	239
Career Education Corp. (c)	3	60
Carmax Inc. (c)	9	176
Carnival Corp.	16	497
Cato Corp. - Class A	1	24
CBS Corp. - Class B	25	317
CEC Entertainment Inc. (c)	1	32
Cheesecake Factory Inc. (c)	2	49
Chico’s FAS Inc.	7	70
Childrens Place Retail Stores Inc. (c)	1	32
Chipotle Mexican Grill Inc. - Class A (c)	1	172
Choice Hotels International Inc.	1	40
Collective Brands Inc. (c)	2	39
Comcast Corp. - Class A	81	1,409
Comcast Corp. - Special Class A	29	483
Corinthian Colleges Inc. (b) (c)	4	36
Cracker Barrel Old Country Store Inc.	1	41
CTC Media Inc.	2	29
Darden Restaurants Inc.	6	215
DeVry Inc.	2	129
Dick’s Sporting Goods Inc. (c)	4	89
Dillard’s Inc. - Class A	2	46
DirecTV - Class A (c)	35	1,185
Discovery Communications Inc. - Class A (c)	5	190
Discovery Communications Inc. - Class C (c)	6	172
DISH Network Corp.	8	150
Dollar Tree Inc. (c)	5	218
DreamWorks Animation SKG Inc. (c)	3	74
Dress Barn Inc. (c)	3	66
Expedia Inc.	8	153
Family Dollar Stores Inc.	5	188
Foot Locker Inc.	6	79
GameStop Corp. - Class A (c)	6	114
Gannett Co. Inc. (b)	9	126
Gap Inc.	15	291
Gaylord Entertainment Co. (b) (c)	1	31
Genesco Inc. (c)	1	24
Group 1 Automotive Inc. (c)	1	21
Guess? Inc.	2	73
Gymboree Corp. (c)	1	50
H&R Block Inc.	13	202
Hillenbrand Inc.	2	51
Home Depot Inc.	67	1,879
HSN Inc. (c)	2	37
Hyatt Hotels Corp. - Class A (c)	1	54
Interactive Data Corp.	1	45
International Game Technology	12	185
International Speedway Corp. - Class A	1	28
Interpublic Group of Cos. Inc. (b) (c)	19	138
Interval Leisure Group Inc. (c)	1	18
ITT Educational Services Inc. (b) (c)	1	113
J Crew Group Inc. (c)	2	76
J.C. Penney Co. Inc.	8	177
Jack in the Box Inc. (c)	2	43
John Wiley & Sons Inc.	2	73
Kohl’s Corp. (c)	11	537
Lamar Advertising Co. (c)	2	57
Las Vegas Sands Corp. (b) (c)	17	376
Liberty Global Inc. - Class A (c)	5	127
Liberty Global Inc. (c)	5	135
Liberty Media - Starz (c)	2	103
Liberty Media Corp. - Capital (c)	3	136
Liberty Media Corp. - Interactive (c)	22	235
Life Time Fitness Inc. (b) (c)	2	50
Limited Brands Inc.	11	240
Live Nation Inc. (c)	6	58
Lowe’s Cos. Inc.	57	1,161
Macy’s Inc.	16	295
Madison Square Garden Inc. - Class A (c)	3	50
Marriott International Inc. - Class A	12	371
Matthews International Corp. - Class A	1	37
McDonald’s Corp.	43	2,802
McGraw-Hill Cos. Inc.	12	348
Men’s Wearhouse Inc.	2	34
Meredith Corp.	1	43
MGM Mirage (b) (c)	10	94
Morningstar Inc. (c)	1	36
NetFlix Inc. (b) (c)	2	192
New York Times Co. - Class A (c)	4	33
News Corp. - Class A	71	855
News Corp. - Class B	17	239
Nordstrom Inc.	7	215
Office Depot Inc. (c)	10	42
OfficeMax Inc. (c)	3	45
Omnicom Group Inc.	12	414
O’Reilly Automotive Inc. (c)	5	258
Orient-Express Hotels Ltd. (c)	4	33
Panera Bread Co. - Class A (c)	1	90
Papa John’s International Inc. (c)	1	21
Penn National Gaming Inc. (c)	3	62
PetSmart Inc.	5	140
PF Chang’s China Bistro Inc. (b)	1	34
Pinnacle Entertainment Inc. (c)	2	22
Priceline.com Inc. (c)	2	329
RadioShack Corp.	5	97
Regal Entertainment Group - Class A	3	39
Regis Corp.	2	37
Rent-A-Center Inc. (c)	3	52
Ross Stores Inc.	5	258
Royal Caribbean Cruises Ltd. (b) (c)	5	122
Saks Inc. (b) (c)	5	41
Sally Beauty Holdings Inc. (b) (c)	4	32
Scholastic Corp.	1	24
Scientific Games Corp. - Class A (c)	3	23
Scripps Networks Interactive Inc.	4	143
Sears Holdings Corp. (b) (c)	2	127
Service Corp. International	10	73
Signet Jewelers Ltd. (c)	3	94
Sonic Corp. (c)	2	17
Sotheby’s - Class A	3	63
Staples Inc.	29	547
Starbucks Corp.	29	711
Starwood Hotels & Resorts Worldwide Inc.	7	284
Strayer Education Inc. (b)	1	116
Target Corp.	26	1,299
Tiffany & Co.	5	190
Time Warner Cable Inc.	14	722
Time Warner Inc.	45	1,304
TJX Cos. Inc.	16	674
Tractor Supply Co.	1	88
Urban Outfitters Inc. (c)	5	182
Vail Resorts Inc. (b) (c)	1	52
Valassis Communications Inc. (c)	2	64
Viacom Inc. - Class B	22	685
Walt Disney Co. (b)	71	2,236
Washington Post Co.	-	92
Weight Watchers International Inc.	1	35
Wendy’s/Arby’s Group Inc.	13	54
Williams-Sonoma Inc.	4	95
WMS Industries Inc. (c)	2	92
Wyndham Worldwide Corp.	7	142
Wynn Resorts Ltd.	3	262
Yum! Brands Inc.	18	717
		36,627
CONSUMER STAPLES - 19.0%
BJ’s Wholesale Club Inc. (c)	2	81
Casey’s General Stores Inc.	2	72
Costco Wholesale Corp.	17	949
CVS Caremark Corp.	54	1,572
Kroger Co.	24	465
Rite Aid Corp. (b) (c)	22	22
Ruddick Corp. (b)	2	53
Safeway Inc.	15	300
SUPERVALU Inc.	8	91
Sysco Corp.	23	663
United Natural Foods Inc. (c)	2	49
Walgreen Co.	39	1,029
Wal-Mart Stores Inc.	84	4,033
Whole Foods Market Inc. (c)	5	191
		9,570
HEALTH CARE - 3.5%
AmerisourceBergen Corp.	11	352
Cardinal Health Inc.	14	477
Chemed Corp.	1	51
McKesson Corp.	11	710
Omnicare Inc.	5	113
VCA Antech Inc. (c)	3	85
		1,788
INDUSTRIALS - 3.4%
Alaska Air Group Inc. (c)	1	64
AMR Corp. (c)	13	90
Avis Budget Group Inc. (c)	4	39
Continental Airlines Inc. - Class B (c)	6	122
Copart Inc. (c)	3	104
Delta Air Lines Inc. (c)	31	363
Dun & Bradstreet Corp.	2	132
Hertz Global Holdings Inc. (c)	7	70
IHS Inc. (b) (c)	2	109
JetBlue Airways Corp. (b) (c)	10	55
Rollins Inc.	2	42
SkyWest Inc. (b)	2	26
Southwest Airlines Co.	29	324
UAL Corp. (b) (c)	7	138
US Airways Group Inc. (b) (c)	7	56
		1,734
INFORMATION TECHNOLOGY - 2.7%
Acxiom Corp. (c)	3	44
Dolby Laboratories Inc. - Class A (c)	2	134
eBay Inc. (c)	44	866
Factset Research Systems Inc.	2	112
GSI Commerce Inc. (c)	2	66
ValueClick Inc. (c)	3	34
WebMD Health Corp. - Class A (c)	2	89
		1,345

Total Common Stocks (cost $50,855)		51,064

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$30	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $30)		1

SHORT TERM INVESTMENTS - 4.4%
Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	1,976	1,976
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	255	255

Total Short Term Investments (cost $2,231)		2,231

Total Investments - 105.6% (cost $53,116)		53,296
Other Assets and Liabilities, Net - (5.6%)		(2,813)
Total Net Assets - 100%		$50,483

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 100.3%
FINANCIALS - 96.2%
ACE Ltd.	30	$1,557
Affiliated Managers Group Inc. (c)	4	220
AFLAC Inc.	42	1,806
Alexandria Real Estate Equities Inc.	4	241
Alleghany Corp. (c)	1	175
Allied World Assurance Co. Holdings Ltd.	4	163
Allstate Corp.	49	1,401
AMB Property Corp.	14	340
American Campus Communities Inc.	5	130
American Express Co.	96	3,814
American Financial Group Inc.	7	179
American International Group Inc. (b) (c)	10	362
American National Insurance Co.	1	114
AmeriCredit Corp. (c)	5	99
Ameriprise Financial Inc.	23	838
Annaly Capital Management Inc.	50	859
AON Corp.	22	814
Apartment Investment & Management Co.	10	193
Arch Capital Group Ltd. (c)	4	335
Argo Group International Holdings Ltd.	3	77
Arthur J Gallagher & Co.	9	213
Aspen Insurance Holdings Ltd.	7	169
Associated Banc-Corp (b)	15	184
Assurant Inc.	10	362
Assured Guaranty Ltd.	16	214
Astoria Financial Corp.	8	105
AvalonBay Communities Inc.	7	687
Axis Capital Holdings Ltd.	13	376
BancorpSouth Inc. (b)	6	114
Bank of America Corp.	578	8,305
Bank of Hawaii Corp.	4	198
Bank of New York Mellon Corp. (a)	109	2,692
BB&T Corp.	62	1,629
Berkshire Hathaway Inc. - Class B (c)	71	5,663
BioMed Realty Trust Inc.	10	163
BlackRock Inc.	4	543
BOK Financial Corp.	2	91
Boston Properties Inc.	13	899
Brandywine Realty Trust	11	122
BRE Properties Inc. - Class A (b)	6	205
Brookfield Properties Corp.	23	321
Brown & Brown Inc.	10	199
Camden Property Trust	6	227
Capital One Financial Corp.	41	1,642
CapitalSource Inc.	22	107
Capitol Federal Financial	2	60
Cathay General Bancorp	7	67
CB Richard Ellis Group Inc. - Class A (c)	28	374
CBL & Associates Properties Inc.	13	156
Charles Schwab Corp.	88	1,248
Chimera Investment Corp.	65	233
Chubb Corp.	31	1,555
Cincinnati Financial Corp.	13	347
CIT Group Inc. (c)	18	610
Citigroup Inc. (c)	1,912	7,188
City National Corp.	4	196
CME Group Inc.	6	1,714
CNO Financial Group Inc. (c)	22	111
Colonial Properties Trust	5	73
Comerica Inc.	16	578
Commerce Bancshares Inc.	6	222
Corporate Office Properties Trust	5	199
Cullen/Frost Bankers Inc.	5	254
DCT Industrial Trust Inc.	17	75
Delphi Financial Group Inc.	4	93
Developers Diversified Realty Corp.	16	159
DiamondRock Hospitality Co. (c)	12	99
Digital Realty Trust Inc. (b)	8	456
Discover Financial Services	49	687
Douglas Emmett Inc.	11	155
Duke Realty Corp.	20	229
DuPont Fabros Technology Inc.	5	127
E*Trade Financial Corp. (c)	16	191
East West Bancorp Inc.	14	216
EastGroup Properties Inc.	2	81
Eaton Vance Corp. (b)	10	280
Endurance Specialty Holdings Ltd.	5	175
Entertainment Properties Trust	3	131
Equity Lifestyle Properties Inc.	3	134
Equity Residential	25	1,039
Erie Indemnity Co. - Class A	3	130
Essex Property Trust Inc. (b)	3	245
Everest Re Group Ltd.	5	359
Federal Realty Investment Trust	5	380
Federated Investors Inc. - Class B (b)	9	182
Fidelity National Financial Inc. - Class A	20	262
Fifth Third Bancorp	72	889
First American Financial Corp.	11	135
First Financial Bankshares Inc. (b)	2	83
First Horizon National Corp. (c)	20	226
First Midwest Bancorp Inc. (b)	6	76
First Niagara Financial Group Inc.	19	238
FirstMerit Corp.	10	168
FNB Corp.	9	71
Forest City Enterprises Inc. - Class A (b) (c)	10	110
Forestar Group Inc. (b) (c)	3	51
Franklin Resources Inc.	14	1,221
Franklin Street Properties Corp.	6	74
Fulton Financial Corp.	17	160
Genworth Financial Inc. - Class A (c)	44	576
Glacier Bancorp Inc.	6	81
GLG Partners Inc. (c)	14	60
Goldman Sachs Group Inc.	39	5,168
Greenhill & Co. Inc. (b)	2	142
Hancock Holding Co.	3	87
Hanover Insurance Group Inc.	4	183
Hartford Financial Services Group Inc.	41	903
Hatteras Financial Corp. (b)	3	83
HCC Insurance Holdings Inc.	10	240
HCP Inc.	27	859
Health Care REIT Inc. (b)	11	462
Healthcare Realty Trust Inc.	5	103
Highwoods Properties Inc.	6	177
Home Properties Inc.	3	137
Horace Mann Educators Corp.	3	46
Hospitality Properties Trust	11	225
Host Hotels & Resorts Inc.	57	772
HRPT Properties Trust	22	138
Hudson City Bancorp Inc.	43	528
Huntington Bancshares Inc.	63	351
IberiaBank Corp.	2	109
IntercontinentalExchange Inc. (c)	7	753
International Bancshares Corp. (b)	4	71
Invesco Ltd.	39	653
Investment Technology Group Inc. (c)	3	56
Janus Capital Group Inc.	15	135
Jefferies Group Inc. (b)	9	200
Jones Lang LaSalle Inc.	4	242
JPMorgan Chase & Co.	214	7,849
KBW Inc. (c)	3	59
KeyCorp (b)	79	606
Kilroy Realty Corp. (b)	4	133
Kimco Realty Corp.	36	484
Knight Capital Group Inc. (c)	7	102
LaSalle Hotel Properties	6	116
Legg Mason Inc.	14	399
Lexington Realty Trust (b)	7	41
Liberty Property Trust (b)	10	280
Lincoln National Corp.	27	663
Loews Corp.	32	1,059
M&T Bank Corp. (b)	8	670
Macerich Co.	11	420
Mack-Cali Realty Corp.	7	210
Markel Corp. (c)	1	290
Marsh & McLennan Cos. Inc.	48	1,073
Marshall & Ilsley Corp.	46	331
MB Financial Inc.	4	79
MBIA Inc. (b) (c)	15	82
Mercury General Corp.	2	86
MetLife Inc.	53	1,989
MF Global Holdings Ltd. (c)	7	40
MFA Financial Inc.	25	184
MGIC Investment Corp. (c)	20	136
Mid-America Apartment Communities Inc.	2	121
Montpelier Re Holdings Ltd.	7	99
Moody’s Corp. (b)	17	331
Morgan Stanley	116	2,698
MSCI Inc. (c)	10	283
NASDAQ OMX Group Inc. (c)	14	257
National Penn Bancshares Inc.	10	62
National Retail Properties Inc.	8	161
Nationwide Health Properties Inc.	10	371
New York Community Bancorp Inc.	38	580
NewAlliance Bancshares Inc. (b)	9	96
Northern Trust Corp.	22	1,027
NYSE Euronext	23	646
Old National Bancorp	7	72
Old Republic International Corp.	20	238
Omega Healthcare Investors Inc.	7	142
optionsXpress Holdings Inc. (c)	4	60
PacWest Bancorp	2	43
Park National Corp. (b)	1	58
PartnerRe Ltd.	7	511
People’s United Financial Inc.	33	452
Piper Jaffray Cos. (c)	2	50
Platinum Underwriters Holdings Ltd.	4	160
Plum Creek Timber Co. Inc.	15	504
PNC Financial Services Group Inc.	47	2,661
Popular Inc. (c)	58	155
Post Properties Inc.	4	98
Potlatch Corp.	3	122
Principal Financial Group Inc.	27	637
PrivateBancorp Inc.	6	69
ProAssurance Corp. (c)	3	154
Progressive Corp.	58	1,082
ProLogis	42	428
Prosperity Bancshares Inc.	4	142
Protective Life Corp.	7	151
Provident Financial Services Inc.	4	47
Prudential Financial Inc.	42	2,268
Public Storage	13	1,136
Radian Group Inc.	12	88
Raymond James Financial Inc.	9	211
Rayonier Inc.	7	307
Realty Income Corp. (b)	9	276
Redwood Trust Inc.	5	79
Regency Centers Corp.	8	267
Regions Financial Corp.	108	709
Reinsurance Group of America Inc.	6	289
RenaissanceRe Holdings Ltd.	5	307
RLI Corp.	2	86
SEI Investments Co.	14	278
Selective Insurance Group	4	59
Senior Housing Properties Trust (b)	11	230
Simon Property Group Inc.	26	2,094
SL Green Realty Corp.	7	376
SLM Corp. (c)	42	440
St. Joe Co. (b) (c)	8	184
StanCorp Financial Group Inc.	4	167
State Street Corp.	45	1,518
Sterling Bancshares Inc.	7	31
Stifel Financial Corp. (c)	3	119
Sunstone Hotel Investors Inc. (c)	9	87
SunTrust Banks Inc.	46	1,061
Susquehanna Bancshares Inc.	10	81
SVB Financial Group (b) (c)	3	140
Synovus Financial Corp.	36	92
T. Rowe Price Group Inc.	24	1,049
Tanger Factory Outlet Centers Inc.	4	147
Taubman Centers Inc.	5	180
TCF Financial Corp.	11	185
TD Ameritrade Holding Corp. (c)	21	317
TFS Financial Corp.	8	103
Torchmark Corp.	7	360
Tower Group Inc.	3	63
Transatlantic Holdings Inc.	6	274
Travelers Cos. Inc.	47	2,301
TrustCo Bank Corp. (b)	5	30
Trustmark Corp. (b)	5	103
U.S. Bancorp	175	3,901
UDR Inc.	13	252
UMB Financial Corp.	3	95
Umpqua Holdings Corp.	10	114
United Bankshares Inc. (b)	3	82
Unitrin Inc.	4	100
Unum Group	30	648
Validus Holdings Ltd.	8	197
Valley National Bancorp (b)	15	200
Ventas Inc.	14	662
Vornado Realty Trust	16	1,199
Waddell & Reed Financial Inc. - Class A	7	163
Washington Federal Inc.	10	163
Washington Real Estate Investment Trust	5	135
Webster Financial Corp.	6	114
Weingarten Realty Investors	10	196
Wells Fargo & Co.	290	7,419
Westamerica Bancorporation (b)	3	134
White Mountains Insurance Group Ltd.	1	213
Whitney Holding Corp.	8	70
Willis Group Holdings Plc	15	450
Wilmington Trust Corp.	7	79
Wintrust Financial Corp.	2	78
WR Berkley Corp.	12	329
XL Capital Ltd. - Class A	31	492
Zions Bancorporation (b)	15	326
		145,311
INDUSTRIALS - 0.2%
Equifax Inc.	11	312

INFORMATION TECHNOLOGY - 3.9%
MasterCard Inc.	9	1,748
Visa Inc. - Class A	45	3,181
Western Union Co.	63	939
		5,868

Total Common Stocks (cost $146,603)		151,491

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$261	11

Total Non-U.S. Government Agency Asset-Backed Securities (cost $261)		11

SHORT TERM INVESTMENTS - 4.7%
Mutual Funds - 0.9%
JNL Money Market Fund, 0.06% (a) (f)	1,400	1,400

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	3,861	3,861
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	1,916	1,916
		5,777

Total Short Term Investments (cost $7,177)		7,177

Total Investments - 105.0% (cost $154,041)		158,679
Other Assets and Liabilities, Net - (5.0%)		(7,513)
Total Net Assets - 100%		$151,166

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 100.5%
HEALTH CARE - 100.5%
Abbott Laboratories	181	$8,472
Acorda Therapeutics Inc. (c)	5	141
Aetna Inc.	50	1,317
Alcon Inc. - ADR	9	1,329
Alexion Pharmaceuticals Inc. (c)	11	542
Alkermes Inc. (c)	10	129
Allergan Inc.	36	2,080
Amedisys Inc. (b) (c)	3	147
American Medical Systems Holdings Inc. (c)	9	198
AMERIGROUP Corp. (c)	6	194
Amgen Inc. (c)	113	5,933
Amylin Pharmaceuticals Inc. (b) (c)	15	280
Auxilium Pharmaceuticals Inc. (b) (c)	5	126
Baxter International Inc.	71	2,885
Beckman Coulter Inc.	8	501
Becton Dickinson & Co.	26	1,742
Biogen Idec Inc. (c)	30	1,413
BioMarin Pharmaceutical Inc. (b) (c)	12	224
Bio-Rad Laboratories Inc. - Class A (c)	2	201
Boston Scientific Corp. (c)	177	1,029
Bristol-Myers Squibb Co.	202	5,047
Brookdale Senior Living Inc. (c)	6	94
CareFusion Corp. (c)	21	483
Catalyst Health Solutions Inc. (c)	5	156
Celera Corp. (c)	10	63
Celgene Corp. (c)	54	2,745
Centene Corp. (c)	6	136
Cephalon Inc. (c)	9	501
Cepheid Inc. (b) (c)	7	107
Charles River Laboratories International Inc. (c)	8	276
CIGNA Corp.	32	1,005
Community Health Systems Inc. (c)	11	367
Cooper Cos. Inc.	6	222
Covance Inc. (c)	7	382
Coventry Health Care Inc. (c)	17	302
Covidien Plc	59	2,375
CR Bard Inc.	11	882
Cubist Pharmaceuticals Inc. (c)	7	139
DaVita Inc. (c)	12	752
Dendreon Corp. (c)	16	519
Dentsply International Inc.	17	511
Edwards Lifesciences Corp. (c)	13	743
Eli Lilly & Co.	115	3,858
Emergency Medical Services Corp. (c)	3	169
Endo Pharmaceuticals Holdings Inc. (c)	12	267
Express Scripts Inc. (c)	60	2,808
Forest Laboratories Inc. (c)	36	974
Gen-Probe Inc. (c)	6	263
Genzyme Corp. (c)	31	1,583
Gilead Sciences Inc. (c)	104	3,578
Haemonetics Corp. (c)	3	152
Health Management Associates Inc. (c)	28	218
Health Net Inc. (c)	12	290
HealthSouth Corp. (b) (c)	11	207
Healthways Inc. (c)	3	41
Henry Schein Inc. (c)	11	592
Hill-Rom Holdings Inc.	8	233
HMS Holdings Corp. (c)	3	178
Hologic Inc. (c)	31	426
Hospira Inc. (c)	19	1,115
Human Genome Sciences Inc. (c)	22	502
Humana Inc. (c)	20	915
Idexx Laboratories Inc. (b) (c)	7	410
Illumina Inc. (b) (c)	14	621
Immucor Inc. (c)	8	151
Incyte Corp. (b) (c)	12	138
Intuitive Surgical Inc. (c)	5	1,444
Invacare Corp. (b)	3	69
Inverness Medical Innovations Inc. (c)	10	256
Isis Pharmaceuticals Inc. (c)	10	97
Johnson & Johnson	325	19,215
Kinetic Concepts Inc. (c)	8	278
King Pharmaceuticals Inc. (c)	29	217
Laboratory Corp. of America Holdings (c)	12	934
Life Technologies Corp. (c)	21	1,015
LifePoint Hospitals Inc. (c)	6	193
Lincare Holdings Inc. (c)	12	385
Magellan Health Services Inc. (c)	4	149
Masimo Corp.	6	146
Medco Health Solutions Inc. (c)	54	2,952
Medicis Pharmaceutical Corp.	7	155
Mednax Inc. (c)	5	299
Medtronic Inc.	131	4,742
Merck & Co. Inc.	367	12,818
Millipore Corp. (c)	7	699
Mylan Inc. (b) (c)	37	627
Myriad Genetics Inc. (c)	12	178
Nektar Therapeutics (c)	11	128
NuVasive Inc. (b) (c)	5	169
Odyssey HealthCare Inc. (c)	4	101
Onyx Pharmaceuticals Inc. (c)	7	149
Owens & Minor Inc.	7	202
Par Pharmaceutical Cos. Inc. (c)	4	110
Parexel International Corp. (c)	7	142
Patterson Cos. Inc.	12	339
PDL BioPharma Inc.	15	85
Perrigo Co.	10	576
Pfizer Inc.	948	13,515
Pharmaceutical Product Development Inc.	13	322
PharMerica Corp. (c)	4	53
PSS World Medical Inc. (b) (c)	7	150
Psychiatric Solutions Inc. (c)	6	197
Quest Diagnostics Inc.	18	874
Regeneron Pharmaceuticals Inc. (c)	7	166
ResMed Inc. (c)	9	544
Salix Pharmaceuticals Ltd. (c)	7	266
Savient Pharmaceuticals Inc. (c)	8	104
Sirona Dental Systems Inc. (c)	5	172
St. Jude Medical Inc. (c)	38	1,381
STERIS Corp.	6	191
Stryker Corp.	36	1,789
Techne Corp.	4	250
Teleflex Inc.	5	247
Tenet Healthcare Corp. (c)	54	236
Theravance Inc. (c)	7	94
Thermo Fisher Scientific Inc. (c)	48	2,350
Thoratec Corp. (c)	7	280
United Therapeutics Corp. (c)	6	286
UnitedHealth Group Inc.	134	3,811
Universal Health Services Inc.	10	393
Valeant Pharmaceutical International (c)	7	360
Varian Medical Systems Inc. (c)	15	767
Vertex Pharmaceuticals Inc. (b) (c)	24	783
Warner Chilcott Plc (c)	12	271
Waters Corp. (c)	11	716
Watson Pharmaceuticals Inc. (c)	13	539
WellCare Health Plans Inc. (c)	5	119
WellPoint Inc. (c)	50	2,453
West Pharmaceutical Services Inc.	4	144
Zimmer Holdings Inc. (c)	24	1,299

Total Common Stocks (cost $167,278)		150,370

RIGHTS - 0.0%
Fresenius Kabi Pharmaceuticals Holding Inc.	2	-

Total Rights (cost $2)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$78	3

Total Non-U.S. Government Agency Asset-Backed Securities (cost $78)		3

SHORT TERM INVESTMENTS - 2.5%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.06% (a) (f)	600	600

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	2,692	2,692
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	415	415
		3,107

Total Short Term Investments (cost $3,707)		3,707

Total Investments - 103.0% (cost $171,065)		154,080
Other Assets and Liabilities, Net - (3.0%)		(4,441)
Total Net Assets - 100%		$149,639

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 100.5%
HEALTH CARE - 0.5%
Allscripts-Misys Healthcare Solutions Inc. (c)	9	$144
athenahealth Inc. (b) (c)	5	128
Cerner Corp. (c)	9	712
Quality Systems Inc. (b)	3	149
		1,133
INDUSTRIALS - 0.3%
Pitney Bowes Inc.	27	591

INFORMATION TECHNOLOGY - 99.6%
ACI Worldwide Inc. (c)	5	102
ADC Telecommunications Inc. (c)	14	107
Adobe Systems Inc. (c)	70	1,858
ADTRAN Inc.	9	242
Advanced Micro Devices Inc. (c)	73	532
Advent Software Inc. (b) (c)	2	106
Akamai Technologies Inc. (c)	23	924
Altera Corp.	40	982
Amdocs Ltd. (c)	26	687
Amkor Technology Inc. (b) (c)	18	100
Analog Devices Inc.	40	1,111
Ansys Inc. (c)	12	500
AOL Inc. (c)	15	308
Apple Inc. (c)	109	27,379
Applied Materials Inc.	180	2,162
Applied Micro Circuits Corp. (c)	10	107
Ariba Inc. (b) (c)	12	197
Arris Group Inc. (c)	18	183
Atheros Communications Inc. (c)	10	265
Atmel Corp. (c)	57	272
ATMI Inc. (c)	4	59
Autodesk Inc. (c)	30	738
Blackboard Inc. (b) (c)	5	177
BMC Software Inc. (c)	24	835
Brightpoint Inc. (c)	9	63
Broadcom Corp. - Class A	59	1,948
Brocade Communications Systems Inc. (c)	59	306
CA Inc.	55	1,016
Cabot Microelectronics Corp. (c)	3	119
CACI International Inc. - Class A (c)	4	186
Cadence Design Systems Inc. (c)	39	226
Check Point Software Technologies Ltd. (c)	23	669
Ciena Corp. (b) (c)	13	171
Cisco Systems Inc. (c)	706	15,052
Citrix Systems Inc. (c)	24	1,033
Cognizant Technology Solutions Corp. (c)	40	2,011
Computer Sciences Corp.	20	916
Compuware Corp. (c)	32	256
Comtech Telecommunications Corp. (c)	4	124
Concur Technologies Inc. (c)	6	254
Corning Inc.	207	3,348
Cree Inc. (c)	13	776
CSG Systems International Inc. (c)	5	98
Cymer Inc. (c)	5	136
Cypress Semiconductor Corp. (c)	22	225
Dell Inc. (c)	231	2,784
Diebold Inc.	9	255
Digital River Inc. (c)	5	131
DST Systems Inc.	5	177
Earthlink Inc. (b)	16	131
Electronics for Imaging Inc. (c)	6	62
EMC Corp. (c)	270	4,940
Emulex Corp. (c)	12	114
Equinix Inc. (b) (c)	6	502
F5 Networks Inc. (c)	11	727
Fair Isaac Corp.	7	146
Fairchild Semiconductor International Inc. (c)	18	153
FormFactor Inc. (c)	8	87
Gartner Inc. - Class A (c)	9	206
Google Inc. - Class A (c)	30	13,308
Harmonic Inc. (c)	15	82
Harris Corp.	18	734
Hewlett-Packard Co.	262	11,329
IAC/InterActiveCorp. (c)	11	247
Informatica Corp. (b) (c)	12	298
Ingram Micro Inc. - Class A (c)	23	348
Insight Enterprises Inc. (c)	7	94
Integrated Device Technology Inc. (c)	24	119
Intel Corp.	682	13,266
InterDigital Inc. (c)	6	153
Intermec Inc. (c)	6	64
International Business Machines Corp.	158	19,478
International Rectifier Corp. (c)	10	191
Intersil Corp.	17	212
Intuit Inc. (c)	38	1,327
j2 Global Communications Inc. (b) (c)	6	140
JDA Software Group Inc. (c)	6	138
JDS Uniphase Corp. (c)	30	299
Juniper Networks Inc. (c)	71	1,611
KLA-Tencor Corp.	23	644
Lam Research Corp. (c)	17	652
Lexmark International Inc. (c)	11	357
Linear Technology Corp.	28	774
LSI Corp. (c)	85	390
Marvell Technology Group Ltd. (c)	66	1,046
Maxim Integrated Products Inc.	41	690
McAfee Inc. (c)	21	654
MEMC Electronic Materials Inc. (c)	32	313
Mentor Graphics Corp. (c)	15	134
Microchip Technology Inc. (b)	25	683
Micron Technology Inc. (c)	115	974
Micros Systems Inc. (c)	11	356
Microsemi Corp. (c)	12	170
Microsoft Corp.	936	21,545
Motorola Inc. (c)	288	1,880
National Semiconductor Corp.	31	417
NCR Corp. (c)	23	276
NetApp Inc. (c)	46	1,717
NetLogic Microsystems Inc. (b) (c)	8	214
Novell Inc. (c)	49	279
Novellus Systems Inc. (b) (c)	14	343
Nuance Communications Inc. (c)	32	481
Nvidia Corp. (c)	75	767
Omnivision Technologies Inc. (c)	7	155
ON Semiconductor Corp. (c)	59	374
Oracle Corp.	510	10,935
Palm Inc. (c)	24	138
Parametric Technology Corp. (c)	16	256
Plantronics Inc.	7	193
PMC - Sierra Inc. (c)	32	243
Polycom Inc. (c)	12	344
Progress Software Corp. (c)	6	173
QLogic Corp. (c)	16	268
QUALCOMM Inc.	219	7,180
Quest Software Inc. (c)	9	159
Rackspace Hosting Inc. (b) (c)	14	259
Rambus Inc. (b) (c)	16	273
Red Hat Inc. (c)	25	734
RF Micro Devices Inc. (c)	36	140
Riverbed Technology Inc. (c)	8	222
Rovi Corp. (c)	14	529
SAIC Inc. (c)	51	852
Salesforce.com Inc. (c)	15	1,309
SanDisk Corp. (c)	30	1,271
SAVVIS Inc. (c)	6	90
Seagate Technology Inc. (c)	66	856
Semtech Corp. (c)	9	144
Silicon Laboratories Inc. (c)	6	261
Skyworks Solutions Inc. (c)	24	398
Solera Holdings Inc.	10	349
Sonus Networks Inc. (c)	26	71
SRA International Inc. - Class A (c)	6	124
Sybase Inc. (c)	12	744
Symantec Corp. (c)	108	1,496
Synaptics Inc. (b) (c)	5	134
Synopsys Inc. (c)	20	418
Tech Data Corp. (c)	7	250
Tekelec (c)	10	127
Tellabs Inc.	49	312
Teradata Corp. (c)	23	688
Teradyne Inc. (b) (c)	25	244
Tessera Technologies Inc. (c)	7	116
Texas Instruments Inc.	162	3,769
TIBCO Software Inc. (c)	24	284
TriQuint Semiconductor Inc. (c)	22	132
Unisys Corp. (c)	6	105
United Online Inc.	14	82
Varian Semiconductor Equipment Associates Inc. (c)	10	297
VeriFone Holdings Inc. (c)	11	203
VeriSign Inc. (c)	24	642
VMware Inc. - Class A (c)	10	612
Websense Inc. (c)	6	112
Western Digital Corp. (c)	30	909
Xerox Corp.	181	1,455
Xilinx Inc.	36	921
Yahoo! Inc. (c)	175	2,424
Zoran Corp. (c)	7	61
		223,312
TELECOMMUNICATION SERVICES - 0.1%
Syniverse Holdings Inc. (c)	10	196

Total Common Stocks (cost $215,449)		225,232

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$54	2

Total Non-U.S. Government Agency Asset-Backed Securities (cost $54)		2

SHORT TERM INVESTMENTS - 2.0%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.06% (a) (f)	1,417	1,417

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (f)	2,782	2,782
Securities Lending Liquidating Fund LLC, 0.53% (a) (f)	319	319
		3,101

Total Short Term Investments (cost $4,518)		4,518

Total Investments - 102.5% (cost $220,021)		229,752
Other Assets and Liabilities, Net - (2.5%)		(5,585)
Total Net Assets - 100%		$224,167

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
June 30, 2010

(a)	Investment in affiliate.
(b)	All or portion of the security was on loan.
(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	Security fair valued in good faith in accordance with the procedures established by the Funds' Board of Managers. Good faith fair valued securities may be classified as Level
2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurements and Disclosures" based on the applicable valuation inputs. See FASB ASC Topic 820 Fair Value Measurements and Disclosures in these Notes to the Schedules of Investments.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2010.
(g)	Illiquid security. At June 30, 2010, the only illiquid security held by some Funds was Sigma Finance, Inc. For all the Funds which held Sigma Finance, Inc., the value of Sigma
Finance, Inc. as a percentage of net assets was less than 0.04%.
(h)	For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent of net assets individually or in aggregate, respectively, as of June 30, 2010. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.
*	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com,
www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Abbreviations:
ADR - American Depositary Receipt
NYS - New York Registered Shares
ABS - Asset Backed Security
REIT - Real Estate Investment Trust

Investments in Affiliates - During the period ended June 30, 2010, certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("Adviser").  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral which is invested by the custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  Furthermore, the JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser.

The following table details JNL/Mellon Capital Management Financial Sector Fund's long-term investments in affiliates held at June 30, 2010.

	Beginning		Sales	Dividend	Realized	Ending
Affiliate	Value	Purchases	Proceeds	Income	Loss	Value
Bank of New York Mellon Corp.	$ 3,137	$ 604	$ 659	$ 20	$ (202)	$ 2,692

The following table details cash management investments in affiliates held at June 30, 2010.  Purchase and sales proceeds are not for shown for these investments.  There was no realized gain or loss relating to transactions for these investments during the period ended June 30, 2010.

	JNL Money Market Fund
	Beginning	Ending	Dividend
Fund	Amortized Cost	Amortized Cost	Income
JNL/Mellon Capital Management JNL 5 Fund	$ -	$ -	$ 1
JNL/Mellon Capital Management VIP Fund	987	1,229	-
JNL/Mellon Capital Management JNL Optimized 5 Fund	1,190	899	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	176	-	-
JNL/Mellon Capital Management Financial Sector Fund	132	1,400	-
JNL/Mellon Capital Management Healthcare Sector Fund	1,056	600	-
JNL/Mellon Capital Management Technology Sector Fund	2,475	1,417	-

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2010

Summary of Investments by Sector (percentage of total investments):
	Consumer	Consumer			Health		Information
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology
JNL/Mellon Capital Management JNL 5 Fund	17.3%	13.7%	7.7%	8.2%	8.8%	9.2%	7.2%
JNL/Mellon Capital Management VIP Fund	19.1	6.3	6.6	11.5	7.7	4.7	17.2
JNL/Mellon Capital Management JNL Optimized 5 Fund	22.2	7.5	9.3	8.7	5.1	3.5	19.3
JNL/Mellon Capital Management Consumer Brands Sector Fund	68.7	18.0	-	-	3.4	3.3	2.5
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	91.6	-	0.2	3.7
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	97.6	-	-
JNL/Mellon Capital Management Technology Sector Fund	-	-	-	-	0.5	0.3	97.2
Summary of Investments by Sector (percentage of total investments) (continued):
		Telecommunication		Short-Term	Total
	Materials	Services	Utilities	Securities	Investments
JNL/Mellon Capital Management JNL 5 Fund	8.8%	11.5%	1.4%	6.2%	100.0%
JNL/Mellon Capital Management VIP Fund	2.7	6.2	13.9	4.1	100.0
JNL/Mellon Capital Management JNL Optimized 5 Fund	3.1	11.7	6.6	3.0	100.0
JNL/Mellon Capital Management Consumer Brands Sector Fund	-	-	-	4.1	100.0
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	4.5	100.0
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	2.4	100.0
JNL/Mellon Capital Management Technology Sector Fund	-	0.1	-	1.9	100.0

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2010

Summary of Investments by Country (as a percentage of total long-term investments):*
			JNL/Mellon
	JNL/Mellon	JNL/Mellon	Capital
	Capital	Capital	Management
	Management	Management	JNL Optimized
	JNL 5 Fund	VIP Fund	5 Fund
Bermuda	-%	-%	-%
Canada	3.4	-	2.2
Cayman Islands	-	0.3	0.5
China	2.7	0.1	2.0
Finland	-	0.7	1.1
France	-	1.9	2.8
Germany	-	2.7	3.9
Greece	0.2	0.2	-
Hong Kong	4.3	-	3.2
Ireland	-	0.3	0.4
Israel	-	0.3	0.5
Italy	-	1.3	2.0
Japan	-	-	-
Luxembourg	-	0.5	0.7
Netherlands	-	1.4	2.1
Norway	-	0.7	1.0
Spain	-	1.3	1.8
Switzerland	-	1.7	2.5
United Kingdom	5.8	1.9	7.1
United States	83.6	84.7	66.2
Total Long-Term
Investments	100.0%	100.0%	100.0%
* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S. securities at June 30, 2010.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”  - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national exchange or investments in mutual funds.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  There were no indirect observable inputs used to value Level 2 securities during the period.  Level 2 includes valuations for securities lending collateral valued as a practical expedient at its daily reported net asset value ("NAV"), securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit ratings spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are otherwise not available.  The Funds held no Level 3 securities at December 31, 2009 or June 30, 2010.  There were no significant transfers between Level 1 and Level 2 during the period.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Please see Note 2 in the Notes to the Financial Statements for security valuation accounting policies.

The following table summarizes each Fund's investments in securities as of June 30, 2010 by valuation level.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$ 2,655,244	$ 383,637	$ -	$ 3,038,881
Non-U.S. Government Agency ABS	-	587	-	587
Short-Term Securities	-	199,477	-	199,477
Fund Total	$ 2,655,244	$ 583,701	$ -	$ 3,238,945
JNL/Mellon Capital Management VIP Fund
Common Stocks	$ 215,111	$ 33,936	$ -	$ 249,047
Non-U.S. Government Agency ABS	-	40	-	40
Short-Term Securities	1,229	9,430	-	10,659
Fund Total	$ 216,340	$ 43,406	$ -	$ 259,746
JNL/Mellon Capital Management JNL Optimized 5 Fund
Common Stocks	$ 278,091	$ 116,974	$ -	$ 395,065
Non-U.S. Government Agency ABS	-	25	-	25
Short-Term Securities	899	11,410	-	12,309
Fund Total	$ 278,990	$ 128,409	$ -	$ 407,399
JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks	$ 51,064	$ -	$ -	$ 51,064
Non-U.S. Government Agency ABS	-	1	-	1
Short-Term Securities	-	2,231	-	2,231
Fund Total	$ 51,064	$ 2,232	$ -	$ 53,296
JNL/Mellon Capital Management Financial Sector Fund
Common Stocks	$ 151,491	$ -	$ -	$ 151,491
Non-U.S. Government Agency ABS	-	11	-	11
Short-Term Securities	1,400	5,777	-	7,177
Fund Total	$ 152,891	$ 5,788	$ -	$ 158,679
JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks	$ 150,370	$ -	$ -	$ 150,370
Non-U.S. Government Agency ABS	-	3	-	3
Short-Term Securities	600	3,107	-	3,707
Fund Total	$ 150,970	$ 3,110	$ -	$ 154,080
JNL/Mellon Capital Management Technology Sector Fund
Common Stocks	$ 225,232	$ -	$ -	$ 225,232
Non-U.S. Government Agency ABS	-	2	-	2
Short-Term Securities	1,417	3,101	-	4,518
Fund Total	$ 226,649	$ 3,103	$ -	$ 229,752

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)
The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)
There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 7, 2010

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 7, 2010

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.